UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number 811- 08821

Rydex Variable Trust

(Exact name of registrant as specified in charter)

9601 Blackwell Road, Suite 500
Rockville, Maryland 20850

(Address of principal executive offices) (Zip code)

Albert P. Viragh, Jr.
Rydex Variable Trust
9601 Blackwell Road, Suite 500
Rockville, Maryland 20850

(Name and address of agent for service)

Registrant's telephone number, including area code: 1-301-296-5100

Date of fiscal year end: December 31, 2003

Date of reporting period: June 30, 2003

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Reports to Stockholders.

A FAMILY OF FUNDS DESIGNED EXCLUSIVELY

FOR FINANCIAL PROFESSIONALS AND

SOPHISTICATED INVESTORS

This report and the financial statements contained herein are submitted for the general information of our shareholders. The report is not intended for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

Distributed by Rydex Distributors, Inc.

9601 Blackwell Road
Suite 500
Rockville, MD 20850
800.820.0888
www.rydexfunds.com

RVASA-3-8/03

THE RYDEX VARIABLE TRUST

SEMI-ANNUAL REPORT JUNE 30, 2003

U.S. Government Money Market Fund
Nova Fund
Ursa Fund
OTC Fund
Arktos Fund
 Titan 500 Fund
Velocity 100 Fund
 Medius Fund
Mekros Fund
U.S. Government Bond Fund
Juno Fund
Large-Cap Europe Fund
Large-Cap Japan Fund
Sector Rotation Fund

Banking Fund
Basic Materials Fund
Biotechnology Fund
Consumer Products Fund
Electronics Fund
Energy Fund
Energy Services Fund
Financial Services Fund
Health Care Fund
Internet Fund
Leisure Fund
Precious Metals Fund
Real Estate Fund
Retailing Fund
Technology Fund
Telecommunications Fund
Transportation Fund
Utilities Fund

SEMI-ANNUAL REPORT 1

TABLE OF CONTENTS

LETTER FROM THE CHAIRMAN	2

SCHEDULES OF INVESTMENTS	3

STATEMENTS OF ASSETS AND LIABILITIES	84

STATEMENTS OF OPERATIONS	90

STATEMENTS OF CHANGES IN NET ASSETS	96

FINANCIAL HIGHLIGHTS	112

NOTES TO FINANCIAL STATEMENTS	148

DEAR SHAREHOLDER:

Looking back on aggregate stock market returns for the first six months of 2003—a 11.76% gain for the S&P 500®Index, and 22.08% for the technology-heavy Nasdaq 100 Index®—one might mistakenly conclude that the stock market was calm and confident during this period.When we look at the first two quarters of the year separately, however, we see that the market made a rather dramatic reversal halfway through the period covered by this report.

The first quarter of 2003 was marked not so much by despair as by paralysis.As the country prepared for war in the Middle East, a high level of economic uncertainty kept investors on the sidelines. By March 31, the large-cap S&P 500 and the small-cap Russell 2000 Index had slid 3.15% and 4.49%, respectively.

The technology-heavy Nasdaq 100, on the other hand, eked out a 3.49% gain in the first quarter, presaging a dramatic change of sentiment that was to occur in May. Buoyed by a quick military success and better-than-expected first quarter earnings, market participants began to assume that the economic glass was half full rather than half empty.Technology stocks led a rally that lasted until the end of the second quarter, and four of the Rydex sector funds—Technology, Biotechnology, Electronics and Internet—posted total returns in excess of 25% for the six-month period.All of Rydex’s long equity funds had positive returns, as did the U.S. Government Bond Fund, which continued to benefit from declining interest rates.

Improving economic data and corporate earnings have further bolstered spirits on Wall Street in recent months.The possibility of higher interest rates triggered by growing public sector deficits is a worry for the coming years, but in the near term, the markets appear to be appropriately focused on corporate profits. It is our hope that the extreme volatility that has been characteristic of recent years may be coming to an end, creating a more favorable environment for the equity markets.

Sincerely,

Albert P. (“Skip”) Viragh, Jr.
Chairman of the Board

SEMI-ANNUAL REPORT 3

U.S. GOVERNMENT MONEY MARKET FUND
SCHEDULE OF INVESTMENTS (Unaudited) June 30, 2003

		MARKET
	FACE	VALUE
	AMOUNT	(NOTE 1)

Federal Agency Discount Notes 44.2%
Fannie Mae
1.25% due 07/02/03	$10,000,000	$9,999,653
0.97% due 07/02/03	5,000,000	4,999,865
1.00% due 07/02/03	5,000,000	4,999,861
0.91% due 07/03/03	5,000,000	4,999,747
Farmer Mac
0.92% due 07/14/03	11,000,000	10,996,346
1.20% due 07/17/03	7,097,000	7,093,215
1.33% due 12/30/03	3,000,000	2,979,828
Federal Farm Credit Bank
1.16% due 07/10/03	10,000,000	9,997,100
0.87% due 08/05/03	5,000,000	4,995,771
1.11% due 09/23/03	5,000,000	4,987,050
1.20% due 01/29/04	5,000,000	4,964,667
Federal Home Loan Bank
1.17% due 07/02/03	10,000,000	9,999,675
0.93% due 07/07/03	10,000,000	9,998,450
1.17% due 07/09/03	10,000,000	9,997,400
1.17% due 07/30/03	10,000,000	9,990,575
Freddie Mac
1.16% due 07/10/03	10,000,000	9,997,100
1.17% due 07/22/03	5,000,000	4,996,588
1.25% due 12/29/03	5,000,000	4,968,576
0.96% due 07/10/03	3,000,000	2,999,280
Sallie Mae
1.22% due 11/17/03	10,000,000	9,952,894
1.34% due 01/13/04	5,000,000	4,963,522
1.01% due 09/30/03	2,000,000	1,994,894

Total Federal Agency Discount Notes (Cost $150,872,057)		150,872,057

Repurchase Agreements 55.8%
Repurchase Agreement (Note 3)
1.13% due 07/01/03	47,811,032	47,811,032
1.07% due 07/01/03	47,544,801	47,544,801
0.99% due 07/01/03	47,118,118	47,118,118
0.95% due 07/01/03	47,811,032	47,811,032

Total Repurchase Agreements (Cost $190,284,983)		190,284,983

Total Investments 100% (Cost $341,157,040)		$341,157,040

See Notes to Financial Statements.

NOVA FUND
SCHEDULE OF INVESTMENTS (Unaudited) June 30, 2003

		MARKET
		VALUE
	SHARES	(NOTE 1)

COMMON STOCKS 79.9%
FINANCIALS 16.3%
Diversified Financials 6.7%
Citigroup, Inc.	21,800	$933,040
Fannie Mae	5,300	357,432
JP Morgan Chase & Co.	8,300	283,694
Freddie Mac	4,700	238,619
Merrill Lynch & Co.,
Inc.	4,900	228,732
Lehman Brothers
Holdings, Inc.	2,700	179,496
The Bear Stearns Cos.,
Inc.	1,800	130,356
Morgan Stanley	2,400	102,600
Capital One Financial
Corp.	1,800	88,524
MBNA Corp.	4,000	83,360
American Express Co.	1,700	71,077
Principal Financial
Group	1,900	61,275
Goldman Sachs Group,
Inc.	100	8,375

Total Diversified Financials		2,766,580

Banks 5.5%
Bank of America Corp.	7,297	576,682
Wachovia Corp.	8,300	331,668
US Bancorp	11,300	276,850
Washington Mutual, Inc.	6,700	276,710
Golden West Financial
Corp.	2,300	184,023
Wells Fargo & Co.	3,500	176,400
Bank One Corp.	4,000	148,720
Huntington Bancshares,
Inc.	6,400	124,928
FleetBoston Financial
Corp.	2,400	71,304
SouthTrust Corp.	2,000	54,400
Zions Bancorporation	500	25,305
Keycorp	700	17,689
Union Planters Corp.	500	15,515
SunTrust Banks, Inc.	200	11,868
PNC Financial Services
Group, Inc.	100	4,881

Total Banks		2,296,943

		MARKET
		VALUE
	SHARES	(NOTE 1)

Insurance 4.0%
American International
Group	8,200	$452,476
The Allstate Corp.	6,200	221,030
Prudential Financial,
Inc.	6,000	201,900
Metlife, Inc.	5,600	158,592
Torchmark Corp	3,800	141,550
ACE, Ltd.	3,500	120,015
MBIA, Inc.	2,300	112,125
John Hancock Financial
Services, Inc.	3,500	107,555
Travelers Property Casualty
Corp.—Class B	3,200	50,464
XL Capital Ltd.—
Class A	300	24,900
The Progressive Corp.	300	21,930
MGIC Investment
Corp.	400	18,656
AON Corp.	600	14,448
Safeco Corp.	400	14,112

Total Insurance		1,659,753

Real Estate 0.1%
Equity Office Properties
Trust	900	24,309

Total Real Estate		24,309

Total Financials		6,747,585

INFORMATION TECHNOLOGY 12.9%
Software 4.2%
Microsoft Corp.	35,400	906,594
Oracle Corp.*	21,400	257,228
Intuit, Inc.*	3,600	160,308
BMC Software, Inc.*	8,600	140,438
Computer Associates
International, Inc.	5,100	113,628
Veritas Software
Corp.*	1,200	34,404
Compuware Corp.*	5,200	30,004
Adobe Systems, Inc.	900	28,863
Citrix Systems, Inc.*	1,200	24,432
Siebel Systems, Inc.*	2,400	22,896
Mercury Interactive
Corp.*	300	11,583

Total Software		1,730,378

* Non-Income Producing Securities

See Notes to Financial Statements.

SEMI-ANNUAL REPORT 5

NOVA FUND
SCHEDULE OF INVESTMENTS (Unaudited) (continued) June 30, 2003

		MARKET
		VALUE
	SHARES	(NOTE 1)

Computers & Peripherals 2.7%
International Business
Machines Corp.	6,100	$503,250
Hewlett-Packard Co.	10,800	230,040
Dell Computer Corp.*	5,300	169,388
EMC Corp./
Massachusetts*	12,600	131,922
Lexmark International,
Inc.—Class A*	700	49,539
Sun Microsystems,
Inc.*	10,300	47,380

Total Computers &
Peripherals		1,131,519

Semiconductor Equipment &
Products 2.6%
Intel Corp	28,600	594,423
Texas Instruments, Inc.	7,500	132,000
Analog Devices, Inc.*	2,600	90,532
Applied Materials, Inc.*	4,400	69,784
Maxim Integrated
Products	1,400	47,866
Xilinx, Inc.*	1,200	30,372
Broadcom Corp.*	1,000	24,910
National Semiconductor
Corp.*	900	17,748
Linear Technology Corp.	400	12,884
Novellus Systems, Inc.*	300	10,986
QLogic Corp.*	200	9,666
PMC—Sierra, Inc.*	800	9,384
Nvidia Corp.*	400	9,204
Altera Corp.*	500	8,200
Micron Technology,
Inc.*	200	2,326

Total Semiconductor
Equipment & Products		1,070,285

Communications Equipment 2.5%
Cisco Systems, Inc.*	32,200	537,418
Qualcomm, Inc.	5,000	178,750
Motorola, Inc.	17,800	167,854
Comverse Technology,
Inc.*	3,300	49,599
Lucent Technologies,
Inc.*	15,600	31,668

		MARKET
		VALUE
	SHARES	(NOTE 1)

Corning, Inc.*	4,200	$31,038
Scientific-Atlanta, Inc.	900	21,456
Avaya, Inc.*	1,100	7,106
Andrew Corp.*	300	2,760

Total Communications
Equipment		1,027,649

IT Consulting & Services 0.4%
Fiserv, Inc.*	1,300	46,293
Concord EFS, Inc.*	2,700	39,744
First Data Corp.	800	33,152
Electronic Data Systems
Corp.	1,200	25,740
Convergys Corp.*	900	14,400
Sungard Data Systems,
Inc.*	300	7,773
Automatic Data
Processing	200	6,772

Total IT Consulting &
Services		173,874

Electronic Equipment
& Instruments 0.2%
Symbol Technologies,
Inc.	3,300	42,933
Jabil Circuit, Inc.*	1,000	22,100
Solectron Corp.*	4,500	16,830
Sanmina-SCI Corp.*	1,700	10,727
PerkinElmer, Inc.	400	5,524
Agilent Technologies,
Inc.*	100	1,955

Total Electronic Equipment &
Instruments		100,069

Internet Software & Services 0.2%
Yahoo!, Inc.*	2,200	72,072

Total Internet Software &
Services		72,072

Office Electronics 0.1%
Xerox Corp.*	3,100	32,829

Total Office Electronics		32,829

Total Information
Technology		5,338,675

* Non-Income Producing Securities

See Notes to Financial Statements.

NOVA FUND
SCHEDULE OF INVESTMENTS (Unaudited) (continued) June 30, 2003

		MARKET
		VALUE
	SHARES	(NOTE 1)

HEALTH CARE 11.8%
Pharmaceuticals 6.4%
Pfizer, Inc.	25,100	$857,165
Merck & Co., Inc.	8,300	502,565
Johnson & Johnson	8,500	439,450
Wyeth	4,900	223,195
Watson Pharmaceuticals,
Inc.*	3,300	133,221
Eli Lilly & Co.	1,900	131,043
Abbott Laboratories .	2,900	126,904
Schering-Plough Corp.	3,600	66,960
Allergan, Inc.	800	61,680
Bristol-Myers Squibb
Co.	2,000	54,300
King Pharmaceuticals,
Inc.*	3,200	47,232

Total Pharmaceuticals		2,643,715

Health Care Providers & Services 2.6%
UnitedHealth Group,
Inc.	5,000	251,250
McKesson Corp.	5,400	192,996
Anthem, Inc.*	2,300	177,445
WellPoint Health
Networks*	1,400	118,020
Aetna, Inc.	1,700	102,340
Quintiles Transnational
Corp.*	5,700	80,883
Quest Diagnostics*	900	57,420
HCA, Inc.	1,500	48,060
Tenet Healthcare
Corp.*	2,500	29,125
Cigna Corp.	600	28,164
Cardinal Health, Inc. .	300	19,290

Total Health Care Providers
& Services		1,104,993

Health Care Equipment & Supplies 1.5%
Becton Dickinson
& Co.	3,800	147,630
Bausch & Lomb, Inc. .	3,700	138,750
Medtronic, Inc.	2,700	129,519
C.R. Bard, Inc.	1,100	78,441
Baxter International,
Inc.	2,300	59,800
St. Jude Medical, Inc.*	900	51,750

		MARKET
		VALUE
	SHARES	(NOTE 1)

Zimmer Holdings, Inc.*	400	$18,020
Stryker Corp.	100	6,937

Total Health Care Equipment
& Supplies		630,847

Biotechnology 1.3%
Amgen, Inc.*	4,400	290,136
Chiron Corp.*	3,700	161,764
Medimmune, Inc.*	1,600	58,192
Genzyme Corp.—General
Division*	500	20,900

Total Biotechnology		530,992

Total Health Care		4,910,547

CONSUMER STAPLES 9.4%
Food & Drug Retailing 3.2%
Wal-Mart Stores, Inc.	18,700	1,003,629
CVS Corp.	3,500	98,105
Kroger Co.*	4,000	66,720
Sysco Corp.	2,100	63,084
Safeway, Inc.*	2,300	47,058
Albertson’s, Inc.	1,300	24,960
Supervalu, Inc.	900	19,188

Total Food & Drug Retailing		1,322,744

Household Products 1.9%
Procter & Gamble Co.	6,198	552,737
Clorox Co.	3,700	157,805
Kimberly-Clark Corp.	1,400	72,996

Total Household Products		783,538

Beverages 1.8%
The Coca-Cola Co.	7,000	324,870
PepsiCo., Inc.	5,300	235,850
Coca-Cola Enterprises,
Inc.	8,300	150,645
Anheuser-Busch Cos.,
Inc.	700	35,735
Pepsi Bottling Group,
Inc.	1,000	20,020

Total Beverages		767,120

Tobacco 1.0%
Altria Group, Inc.	8,700	395,328

Total Tobacco		395,328

* Non-Income Producing Securities

See Notes to Financial Statements.

SEMI-ANNUAL REPORT 7

NOVA FUND
SCHEDULE OF INVESTMENTS (Unaudited) (continued) June 30, 2003

		MARKET
		VALUE
	SHARES	(NOTE 1)

Food Products 0.9%
Sara Lee Corp	10,100	$189,981
ConAgra Foods, Inc.	5,900	139,240
Campbell Soup Co.	1,200	29,400
Hershey Foods Corp.	200	13,932

Total Food Products		372,553

Personal Products 0.6%
The Gillette Co.	7,700	245,322

Total Personal Products		245,322

Total Consumer Staples		3,886,605

CONSUMER DISCRETIONARY 8.8%
Media 4.2%
Viacom, Inc.—Class B*	9,400	410,404
AOL Time Warner,
Inc.*	21,700	349,153
Comcast Corp.—
Class A*	7,600	229,368
Tribune Co.	3,700	178,710
Walt Disney Co.	8,300	163,925
The McGraw Hill Cos.,
Inc.	2,600	161,200
Clear Channel
Communications,
Inc.*	3,000	127,170
Omnicom Group	1,000	71,700
Univision
Communications,
Inc.—Class A*	1,400	42,560
Interpublic Group of Cos.,
Inc.	1,600	21,408

Total Media		1,755,598

Specialty Retail 1.8%
Home Depot, Inc.	8,500	281,520
The Gap, Inc.	7,100	133,196
Bed Bath & Beyond,
Inc.*	2,900	112,549
Best Buy Co., Inc.*	1,300	57,096
Autonation, Inc.*	3,400	53,448
Ltd Brands	1,800	27,900
The Sherwin-Williams
Co.	900	24,192
Office Depot, Inc.*	900	13,059

		MARKET
		VALUE
	SHARES	(NOTE 1)

Staples, Inc.*	500	$9,175
AutoZone, Inc.*	100	7,597
RadioShack Corp	100	2,631

Total Specialty Retail		722,363

Leisure Equipment & Products 1.0%
Mattel, Inc.	7,700	145,684
Hasbro, Inc.	7,600	132,924
Eastman Kodak Co.	4,500	123,075

Total Leisure Equipment &
Products		401,683

Household Durables 0.6%
Centex Corp.	1,600	124,464
Snap-On, Inc.	3,500	101,605
Whirlpool Corp.	400	25,480
The Stanley Works	100	2,760

Total Household Durables		254,309

Hotels Restaurants & Leisure 0.6%
Starbucks Corp.*	4,900	120,148
McDonald’s Corp.	4,200	92,652
Hilton Hotels Corp.	1,600	20,464
International Game
Technology*	100	10,233

Total Hotels Restaurants &
Leisure		243,497

Automobiles 0.3%
Ford Motor Co.	9,700	106,603
Harley-Davidson, Inc.	300	11,958

Total Automobiles		118,561

Multiline Retail 0.3%
Federated Department
Stores	1,500	55,275
Target Corp.	900	34,056
The May Department
Stores Co.	700	15,582
Dollar General Corp.	500	9,130

Total Multiline Retail		114,043

Textiles & Apparel 0.0%
Reebok International,
Ltd.*	500	16,815

Total Textiles & Apparel		16,815

* Non-Income Producing Securities

See Notes to Financial Statements.

NOVA FUND
SCHEDULE OF INVESTMENTS (Unaudited) (continued) June 30, 2003

		MARKET
		VALUE
	SHARES	(NOTE 1)

Auto Components 0.0%
Delphi Corp.	300	$2,589

Total Auto Components		2,589

Total Consumer
Discretionary		3,629,458

INDUSTRIALS 8.3%
Industrial Conglomerates 3.2%
General Electric Co.	37,100	1,064,028
Tyco International,
Ltd.	11,500	218,270
3M Co	400	51,592

Total Industrial
Conglomerates		1,333,890

Machinery 1.4%
Caterpillar, Inc.	2,100	116,886
Ingersoll-Rand Co.	2,200	104,104
Danaher Corp.	1,200	81,660
Paccar, Inc.	1,200	80,904
Illinois Tool Works, Inc.	1,100	72,435
Dover Corp.	2,300	68,908
Parker Hannifin Corp.	1,000	41,990
Crane Co.	600	13,578

Total Machinery		580,465

Aerospace & Defense 0.9%
Lockheed Martin Corp.	1,900	90,383
Honeywell International,
Inc.	3,200	85,920
United Technologies
Corp.	1,100	77,913
General Dynamics Corp.	800	58,000
Boeing Co.	1,300	44,616
Rockwell Collins, Inc.	300	7,389

Total Aerospace & Defense		364,221

Road & Rail 0.8%
Burlington Northern
Santa Fe Corp.	5,800	164,952
Union Pacific Corp.	2,800	162,456
CSX Corp.	1,200	36,108

Total Road & Rail		363,516

Electrical Equipment 0.8%
Rockwell Automation,
Inc.	5,900	140,656

		MARKET
		VALUE
	SHARES	(NOTE 1)

American Power
Conversion*	8,200	$127,838
Power One, Inc.*	4,800	34,320
Emerson Electric Co.	500	25,550

Total Electrical Equipment		328,364

Commercial Services & Supplies 0.5%
H&R Block, Inc.	2,800	121,100
Cendant Corp.*	4,000	73,280
Monster Worldwide,
Inc.*	600	11,838

Total Commercial
Services & Supplies		206,218

Air Freight & Couriers 0.3%
United Parcel Service,
Inc.—Class B	2,100	133,770

Total Air Freight & Couriers		133,770

Airlines 0.3%
Southwest Airlines Co.	6,800	116,960

Total Airlines		116,960

Building Products 0.1%
Masco Corp.	1,500	35,775

Total Building Products		35,775

Total Industrials		3,463,179

ENERGY 4.7%
Oil & Gas 4.5%
Exxon Mobil Corp.	24,400	876,204
ConocoPhillips	4,900	268,520
Occidental Petroleum
Corp.	5,300	177,815
ChevronTexaco Corp.	2,100	151,620
Apache Corp.	1,700	110,602
Devon Energy Corp.	2,000	106,800
Sunoco, Inc.	2,800	105,672
Kerr-McGee Corp.	1,300	58,240
Marathon Oil Corp.	400	10,540

Total Oil & Gas		1,866,013

Energy Equipment & Services 0.2%
Halliburton Co.	2,900	66,700
Transocean, Inc.*	300	6,591

* Non-Income Producing Securities

See Notes to Financial Statements.

SEMI-ANNUAL REPORT 9

NOVA FUND
SCHEDULE OF INVESTMENTS (Unaudited) (continued) June 30, 2003

		MARKET
		VALUE
	SHARES	(NOTE 1)

Total Energy Equipment &
Services		$73,291

Total Energy		1,939,304

TELECOMMUNICATION SERVICES 3.1%
Diversified Telecommunication
Services 2.8%
Verizon Communications,
Inc.	13,500	532,575
SBC Communications,
Inc.	11,500	293,825
Sprint Corp.—FON
Group	10,000	144,000
BellSouth Corp.	3,500	93,205
AT&T Corp.	3,900	75,075
Qwest Communications
International*	4,900	23,422

Total Diversified Telecommunication
Services		1,162,102

Wireless Telecommunication
Services 0.3%
Nextel Communications,
Inc.*	3,400	61,472
AT&T Wireless Services,
Inc.*	7,100	58,291
Sprint Corp.—PCS
Group*	600	3,450

Total Wireless Telecommunication
Services		123,213

Total Telecommunication
Services		1,285,315

UTILITIES 2.4%
Electric Utilities 1.5%
Entergy Corp.	3,300	174,174
Dominion Resources,
Inc./VA	1,300	83,551
Exelon Corp.	1,200	71,772
Constellation Energy Group,
Inc.	2,000	68,600
Public Service Enterprise
Group, Inc	1,200	50,700
American Electric Power
Co., Inc.	1,400	41,762

		MARKET
		VALUE
	SHARES	(NOTE 1)

Pinnacle West Capital
Corp.	900	$33,705
TXU Corp.	1,400	31,430
Centerpoint Energy,
Inc.	3,600	29,340
Edison International*	1,700	27,931
Xcel Energy, Inc.	1,300	19,552
Progress Energy, Inc.	100	4,390

Total Electric Utilities		636,907

Gas Utilities 0.5%
Sempra Energy	3,400	97,002
Kinder Morgan, Inc.	1,000	54,650
NiSource, Inc.	2,600	49,400

Total Gas Utilities		201,052

Multi-Utilities 0.4%
Duke Energy Corp.	3,300	65,835
Williams Cos., Inc.	4,200	33,180
The AES Corp.*	4,100	26,035
EL Paso Corp.	1,600	12,928
Dynegy, Inc.—
Class A*	2,800	11,760

Total Multi-Utilities		149,738

Total Utilities		987,697

MATERIALS 2.2%
Chemicals 1.0%
Sigma-Aldrich Corp.	2,800	151,704
Praxair, Inc.	1,800	108,180
Du Pont EI de
Nemours & Co.	2,200	91,608
The Dow Chemical Co.	1,800	55,728
Monsanto Co.	300	6,492

Total Chemicals		413,712

Metals & Mining 0.7%
Newmont Mining
Corp.	5,600	181,776
Freeport-McMoRan
Copper & Gold, Inc.	4,000	98,000
Alcoa, Inc.	700	17,850

Total Metals & Mining		297,626

Containers & Packaging 0.5%
Pactiv Corp.*	4,800	94,608

* Non-Income Producing Securities

See Notes to Financial Statements.

NOVA FUND
SCHEDULE OF INVESTMENTS (Unaudited) (concluded) June 30, 2003

		MARKET
		VALUE
	SHARES	(NOTE 1)

Bemis Co	1,300	$60,840
Sealed Air Corp.*	700	33,362

Total Containers & Packaging		188,810

Paper & Forest Products 0.0%
Louisiana-Pacific Corp.*	600	6,474
MeadWestvaco Corp	100	2,470

Total Paper & Forest Products		8,944

Total Materials		909,092

Total Common Stocks (Cost $29,044,401)		33,097,457

	CONTRACTS

OPTIONS PURCHASED 1.1%
Call Options on:
September 2003 S&P 500 Futures Contracts Expiring
September 2003 with strike price of 600	5	465,374
Put Options on:
August 2003 S&P 500 Futures Contracts Expiring August 2003
with strike price of 600	125	1,563
August 2003 S&P 500 Futures Contracts Expiring August 2003
with strike price of 650	50	625

Total Options Purchased (Cost $493,854)		467,562

	FACE
	AMOUNT

REPURCHASE AGREEMENTS 19.0%
Repurchase Agreement (Note 3)
1.13% due 07/01/03	$1,973,693	1,973,693
1.07% due 07/01/03	1,962,702	1,962,702
0.99% due 07/01/03	1,945,088	1,945,088
0.95% due 07/01/03	1,973,693	1,973,693

Total Repurchase Agreements (Cost $7,855,176)		7,855,176

Total Investments 100% (Cost $37,393,431)		$41,420,195

		UNREALIZED
		LOSS
	CONTRACTS	(NOTE 1)

Futures Contracts Purchased
September 2003 S&P 500 Futures Contracts
(Aggregate Market Value of Contracts $26,022,400)	107	$(349,972)
September 2003 S&P 500 Mini Futures Contracts
(Aggregate Market Value of Contracts $3,161,438)	65	(69,270)

Total Futures Contracts Purchased		$(419,242)

* Non-Income Producing Securities

See Notes to Financial Statements.

SEMI-ANNUAL REPORT 11

URSA FUND
SCHEDULE OF INVESTMENTS (Unaudited) June 30, 2003

		MARKET
	FACE	VALUE
	AMOUNT	(NOTE 1)

FEDERAL AGENCY DISCOUNT NOTES 74.0%
Fannie Mae
1.00% due 07/02/03	$2,937,000	$2,936,918
0.90% due 07/02/03	2,000,000	1,999,950
Farmer Mac
0.92% due 07/14/03	5,000,000	4,998,339
0.98% due 07/16/03	2,000,000	1,999,183
Federal Farm Credit Bank
0.87% due 08/05/03	3,000,000	2,997,463
0.95% due 07/02/03	2,000,000	1,999,947
Federal Home Loan Bank
1.17% due 07/09/03	5,000,000	4,998,700
1.26% due 01/09/04	5,000,000	4,966,400
Freddie Mac
1.14% due 08/14/03	2,000,000	1,997,213
Sallie Mae
0.95% due 07/01/03	2,000,000	2,000,000
1.01% due 09/30/03	2,000,000	1,994,894

Total Federal Agency Discount Notes
(Cost $32,889,007)		32,889,007

	CONTRACTS

OPTIONS PURCHASED 2.4%
Put Options on:
September 2003 S&P 500
Futures Contracts
Expiring September 2003
with strike price
of 1300	13	1,061,775

		MARKET
		VALUE
	CONTRACTS	(NOTE 1)

Call Options on:
August 2003 S&P 500
Futures Contracts
Expiring August 2003
with strike price
of 1250	20	$250
August 2003 S&P 500
Futures Contracts
Expiring August 2003
with strike price
of 1275	175	—

Total Options Purchased
(Cost $1,004,133)		1,062,025

	FACE
	AMOUNT

REPURCHASE AGREEMENTS 23.6%
Repurchase Agreement (Note 3)
1.13% due 07/01/03	$2,640,832	2,640,832
1.07% due 07/01/03	2,626,127	2,626,127
0.99% due 07/01/03	2,602,559	2,602,559
0.95% due 07/01/03	2,640,832	2,640,832

Total Repurchase Agreements
(Cost $10,510,350)		10,510,350

Total Investments 100%
(Cost $44,403,490)		$44,461,382

		UNREALIZED
		GAIN
	CONTRACTS	(NOTE 1)

Futures Contracts Sold Short
September 2003 S&P 500
Index Futures Contracts
(Aggregate Market Value of Contracts $36,236,800)	149	$1,017,469
September 2003 S&P 500 IndexMini Futures Contracts
(Aggregate Market Value of Contracts $7,538,813)	155	184,171

(Total Future Contracts Sold $43,775,613)		$1,201,640

See Notes to Financial Statements.

OTC FUND
SCHEDULE OF INVESTMENTS (Unaudited) June 30, 2003

			MARKET
			VALUE
		SHARES	(NOTE 1)

COMMON STOCKS 89.7%
INFORMATION TECHNOLOGY 52.9%
Software 19.0%
Microsoft Corp.†		407,998	$10,448,829
Oracle Corp.†		240,700	2,893,214
Intuit, Inc.*		39,600	1,763,388
Veritas Software
Corp.*†		41,700	1,195,539
Symantec Corp.*†		26,500	1,162,290
Adobe Systems, Inc.		26,500	849,855
BEA Systems, Inc.*†	.	64,699	702,631
Electronic Arts, Inc.*		8,400	621,516
Siebel Systems, Inc.*		57,600	549,504
Citrix Systems, Inc.*		24,700	502,892
Mercury Interactive
Corp.*†		11,200	432,432
Peoplesoft, Inc.*		14,900	262,091
Compuware Corp.*	.	42,600	245,802

Total Software			21,629,983

Semiconductor Equipment
& Products 12.9%
Intel Corp.		244,400	5,079,609
Maxim Integrated
Products		50,700	1,733,433
Linear Technology
Corp.		45,600	1,468,776
Xilinx, Inc.*		46,800	1,184,508
Kla - Tencor Corp.*†	.	22,900	1,064,621
Applied Materials,
Inc.*†		61,000	967,460
Altera Corp.*		45,800	751,120
QLogic Corp.*†		13,999	676,572
Microchip Technology,
Inc.†		22,300	546,350
Broadcom Corp.*†		21,599	538,031
Novellus Systems,
Inc.*†		9,900	362,548
Nvidia Corp.*†		13,700	315,237

Total Semiconductor Equipment
& Products			14,688,265

		MARKET
		VALUE
	SHARES	(NOTE 1)

Communications Equipment 9.9%
Cisco Systems, Inc.*	297,600	$4,966,944
Qualcomm, Inc.†	119,301	4,265,011
Comverse Technology,
Inc.*	32,100	482,463
Juniper Networks,
Inc.*†	34,499	426,753
ADC
Telecommunications,
Inc.*†	159,595	371,537
Ciena Corp.*†	51,600	267,804
JDS Uniphase Corp.*†	71,900	252,369
Telefonaktiebolaget
LM Ericsson*†	18,400	195,592

Total Communications
Equipment		11,228,473

Computers & Peripherals 5.5%
Dell Computer
Corp.*	120,200	3,841,592
Apple Computer, Inc.*	46,500	889,080
Sun Microsystems,
Inc.*	175,100	805,460
Network Appliance,
Inc.*†	45,300	734,313

Total Computers &
Peripherals		6,270,445

Electronic Equipment
& Instruments 2.3%
Flextronics International,
Ltd.*	111,000	1,153,290
Molex, Inc.†	20,800	561,392
Sanmina-SCI Corp.*†.	79,600	502,276
CDW Corp.*†	7,600	348,080

Total Electronic Equipment
& Instruments		2,565,038

IT Consulting & Services 1.7%
Paychex, Inc.	37,900	1,110,849
Fiserv, Inc.*†	24,400	868,884

Total IT Consulting
& Services		1,979,733

*	Non-Income Producing Securities
†	All or a portion of this security is on loan at June 30, 2003. See Note 9.
See Notes to Financial Statements.

SEMI-ANNUAL REPORT 13

OTC FUND
SCHEDULE OF INVESTMENTS (Unaudited) (continued) June 30, 2003

		MARKET
		VALUE
	SHARES	(NOTE 1)

Internet Software & Services 1.6%
Yahoo!, Inc.*†	48,599	$1,592,103
VeriSign, Inc.*†	14,000	193,620

Total Internet Software
& Services		1,785,723

Total Information
Technology	60,147,660

CONSUMER DISCRETIONARY 14.2%
Internet & Catalog Retail 5.3%
eBay, Inc.*†	24,900	2,594,082
Interactive Corp.*†	58,600	2,318,802
Amazon.Com, Inc.*†.	29,100	1,061,859

Total Internet
& Catalog Retail		5,974,743

Media 4.5%
Comcast Corp.—
Class A*†	102,800	3,102,504
Echostar Communications
Corp.*†	27,600	955,512
PanAmSat Corp.*	23,500	433,105
Lamar Advertising
Co.*	10,800	380,268
Pixar, Inc.*†	4,000	243,360

Total Media		5,114,749

Specialty Retail 2.6%
Bed Bath & Beyond,
Inc.*†	41,800	1,622,258
Staples, Inc.*	35,100	644,085
Ross Stores, Inc.	10,301	440,265
Petsmart, Inc.*	17,604	293,458

Total Specialty Retail		3,000,066

Hotels Restaurants & Leisure 1.2%
Starbucks Corp.*†	55,600	1,363,312

Total Hotels Restaurants
& Leisure		1,363,312

Multiline Retail 0.4%
Dollar Tree Stores, Inc.*	†14,600	463,258

Total Multiline Retail		463,258

		MARKET
		VALUE
	SHARES	(NOTE 1)

Auto Components 0.2%
Gentex Corp.*†	6,296	$192,721

Total Auto Components		192,721

Total Consumer
Discretionary		16,108,849

HEALTH CARE 14.2%
Biotechnology 10.9%
Amgen, Inc.*†	65,704	4,332,522
Chiron Corp.*†	36,699	1,604,480
Medimmune, Inc.*†	38,701	1,407,556
Genzyme Corp. -
General Division*†	29,600	1,237,280
Biogen, Inc.*†	24,500	931,000
IDEC Pharmaceuticals
Corp.*†	19,400	659,600
Gilead Sciences, Inc.*†	11,300	628,054
Cephalon, Inc.*†	13,700	563,892
Millennium
Pharmaceuticals,
Inc.*	30,900	486,057
Human Genome
Sciences, Inc.*†	20,900	265,848
ICOS Corp.*†	6,200	227,850

Total Biotechnology		12,344,139

Health Care Equipment & Supplies 1.4%
Biomet, Inc.	50,999	1,461,631
Dentsply International,
Inc.†	3,600	147,240

Total Health Care Equipment
& Supplies		1,608,871

Health Care Providers & Services 1.1%
Express Scripts, Inc.*	6,500	443,365
Patterson Dental Co.*†	7,300	331,274
Lincare Holdings, Inc.*	7,900	248,929
First Health Group
Corp.*†	6,100	168,360

Total Health Care Providers
& Services		1,191,928

*	Non-Income Producing Securities
†	All or a portion of this security is on loan at June 30, 2003. See Note 9.
See Notes to Financial Statements.

OTC FUND
SCHEDULE OF INVESTMENTS (Unaudited) (continued) June 30, 2003

		MARKET
		VALUE
SHARES		(NOTE 1)

Pharmaceuticals 0.8%
Teva Pharmaceutical
Industries†	16,800	$956,424

Total Pharmaceuticals		956,424

Total Health Care		16,101,362

INDUSTRIALS 4.2%
Commercial Services & Supplies 2.1%
Apollo Group, Inc.*†	19,300	1,191,968
Cintas Corp.†	24,600	871,824
Monster Worldwide,
Inc.*	17,099	337,363

Total Commercial Services
& Supplies		2,401,155

Machinery 0.9%
Paccar, Inc.†	14,400	970,848

Total Machinery		970,848

Air Freight & Couriers 0.5%
Expeditors International
Washington, Inc. .	9,195	318,515
C.H. Robinson
Worldwide, Inc.	6,900	245,364

Total Air Freight & Couriers		563,879

Trading Companies & Distributors 0.3%
Fastenal Co.†	10,700	363,158

Total Trading Companies
& Distributors		363,158

Airlines 0.2%
Ryanair Holdings PLC -
SP ADR*†	5,300	237,970

Total Airlines		237,970

Electrical Equipment 0.2%
American Power
Conversion*	14,800	230,732

Total Electrical Equipment		230,732

Total Industrials		4,767,742

		MARKET
		VALUE
	SHARES	(NOTE 1)

TELECOMMUNICATION SERVICES 2.2%
Wireless Telecommunication
Services 2.2%
Nextel Communications,
Inc.*†	138,500	$2,504,080

Total Wireless Telecommunication
Services		2,504,080

Total Telecommunication
Services		2,504,080

CONSUMER STAPLES 1.1%
Food & Drug Retailing 1.1%
Costco Wholesale
Corp.*†	27,000	988,200
Whole Foods Market,
Inc.*†	5,400	256,662

Total Food & Drug Retailing		1,244,862

Total Consumer
Staples		1,244,862

MATERIALS 0.6%
Chemicals 0.3%
Sigma-Aldrich Corp.†	6,900	373,842

Total Chemicals		373,842

Containers & Packaging 0.3%
Smurfit-Stone
Container Corp.*†	27,800	362,234

Total Containers
& Packaging		362,234

Total Materials		736,076

ENERGY 0.3%
Energy Equipment & Services 0.3%
Patterson-UTI Energy,
Inc.*†	9,499	307,767

Total Energy Equipment
& Services		307,767

Total Energy		307,767

Total Common Stocks
(Cost $73,714,820)		101,918,398

*	Non-Income Producing Securities
ADR - American Depository Receipt
†	All or a portion of this security is on loan at June 30, 2003. See Note 9.
See Notes to Financial Statements.

SEMI-ANNUAL REPORT 15

OTC FUND
SCHEDULE OF INVESTMENTS (Unaudited) (concluded) June 30, 2003

		MARKET
	FACE	VALUE
	AMOUNT	(NOTE 1)

Repurchase Agreements10.3%
Repurchase Agreement (Note 3)
1.13% due 07/01/03	$2,929,694	$2,929,694
1.07% due 07/01/03	2,913,381	2,913,381
0.99% due 07/01/03	2,887,235	2,887,235
0.95% due 07/01/03	2,929,694	2,929,694

Total Repurchase Agreements (Cost $11,660,004)		11,660,004

Total Investments 100% (Cost $85,374,824)		$113,578,402

		UNREALIZED
		LOSS
	CONTRACTS	(NOTE 1)

Futures Contracts Purchased
September 2003 Nasdaq 100 Futures Contracts
(Aggregate Market Value of Contracts $10,225,500)	85	$(259,969)

See Notes to Financial Statements.

ARKTOS FUND
SCHEDULE OF INVESTMENTS (Unaudited) June 30, 2003

		MARKET
	FACE	VALUE
	AMOUNT	(NOTE 1)

Federal Agency Discount Notes 54.5%
Fannie Mae
0.91% due 07/03/03	$3,000,000	$2,999,848
Farmer Mac
0.92% due 07/14/03	3,000,000	2,999,003
Federal Farm Credit Bank
0.87% due 08/05/03	3,000,000	2,997,463
Federal Home Loan Bank
1.17% due 07/09/03	5,000,000	4,998,700
Freddie Mac
0.90% due 07/15/03	3,000,000	2,998,950
Sallie Mae
0.95% due 07/01/03	4,000,000	4,000,000

Total Federal Agency Discount Notes
(Cost $20,993,964)		20,993,964

	CONTRACTS

Options Purchased 0.0%
Call Options on:
September 2003 Nasdaq 100
Futures Contracts
Expiring September 2003,
with strike price of 1800	30	150

Total Options Purchased
(Cost $1,020)		150

		MARKET
	FACE	VALUE
	AMOUNT	(NOTE 1)

Repurchase Agreements 45.5%
Repurchase Agreement (Note 3)
1.13% due 07/01/03	$4,406,827	$4,406,827
1.07% due 07/01/03	4,382,289	4,382,289
0.99% due 07/01/03	4,342,960	4,342,960
0.95% due 07/01/03	4,406,827	4,406,827

Total Repurchase Agreements
(Cost $17,538,903)		17,538,903

Total Investments 100%
(Cost $38,533,887)		$38,533,017

		UNREALIZED
		GAIN
	CONTRACTS	(NOTE 1)

Futures Contracts Sold Short
March 2003 Nasdaq 100 Futures Contracts
(Aggregate Market Value of Contracts $5,052,600)	42	$64,750

	UNITS

Equity Index Swap Agreement
August 2003 Nasdaq 100 Index Swap, Maturing 08/06/03*
(Total Notional Value $46,406,583)	38,489	$309,897

*Price Return based on Nasdaq 100 Index +/- financing at a variable rate.

See Notes to Financial Statements.

SEMI-ANNUAL REPORT 17

TITAN 500 FUND
SCHEDULE OF INVESTMENTS (Unaudited) June 30, 2003

		MARKET
	FACE	VALUE
	AMOUNT	(NOTE1)

Federal Agency Discount Notes 44.1%
Fannie Mae
0.90% due 07/02/03	$2,000,000	$1,999,950
Farmer Mac
0.92% due 07/14/03	2,000,000	1,999,336
Federal Farm Credit Bank
0.95% due 07/02/03	2,000,000	1,999,947
Federal Home Loan Bank
0.93% due 07/07/03	2,000,000	1,999,690
Sallie Mae
0.95% due 07/01/03	2,000,000	2,000,000

Total Federal Agency Discount Notes (Cost $9,998,923)		9,998,923

	CONTRACTS

Options Purchase d8.2%
Call Options on:
September 2003 S&P 500 Futures Contracts
Expiring September 2003 with strike price of 600	20	1,861,500
Put Options on:
August 2003 S&P 500 Futures Contracts
Expiring August 2003 with strike price of 600	95	1,187
August 2003 S&P 500 Futures Contracts
Expiring August 2003 with strike price of 675	35	438

Total Options Purchased (Cost $1,958,850)		1,863,125

	FACE
	AMOUNT

Repurchase Agreements 47.7%
Repurchase Agreement (Note 3)
1.13% due 07/01/03	$2,717,116	2,717,116
1.07% due 07/01/03	2,701,986	2,701,986
0.99% due 07/01/03	2,677,738	2,677,738
0.95% due 07/01/03	2,717,116	2,717,116

Total Repurchase Agreements (Cost $10,813,956)		10,813,956

Total Investments 100% (Cost $22,771,729)		$22,676,004

		UNREALIZED
		LOSS
	CONTRACTS	(NOTE 1)

Futures Contracts Purchased
September 2003 S&P 500 Index Mini Futures Contracts
(Aggregate Market Value of Contracts $28,939,313)	595	$(722,955)
September 2003 S&P 500 Index Futures Contracts
(Aggregate Market Value of Contracts $7,052,800)	29	(19,385)

Total Futures Contracts Purchased		$(742,340)

See Notes to Financial Statements.

VELOCITY 100 FUND
SCHEDULE OF INVESTMENTS (Unaudited) June 30, 2003

		MARKET
	FACE	VALUE
	AMOUNT	(NOTE 1)

Federal Agency Discount Notes 55.0%
Fannie Mae
0.91% due 07/03/03	$2,000,000	$1,999,899
Farmer Mac
0.92% due 07/14/03	1,000,000	999,668
Federal Home Loan Bank
1.00% due 07/02/03	1,000,000	999,972
Freddie Mac
0.98% due 08/21/03	1,000,000	998,611

Total Federal Agency Discount Notes
(Cost $4,998,150)		4,998,150

	CONTRACTS

Options Purchased 0.0%
Put Options on:
July 2003 Nasdaq 100
Futures Contracts, Expiring
July 2003 with strike
price of 800	30	—

Total Options Purchased
(Cost $720)		—

		MARKET
	FACE	VALUE
	AMOUNT	(NOTE 1)

Repurchase Agreements %
Repurchase Agreement (Note 3)
1.13% due 07/01/03	$1,028,153	$1,028,153
1.07% due 07/01/03	1,022,427	1,022,427
0.99% due 07/01/03	1,013,252	1,013,252
0.95% due 07/01/03	1,028,153	1,028,153

Total Repurchase Agreements
(Cost $4,091,985)		4,091,985

Total Investments 100%
(Cost $9,090,855)		$9,090,135

		UNREALIZED
		GAIN (LOSS)
	CONTRACTS	(NOTE 1)

Futures Contracts Purchased
September 2003 Nasdaq 100 Mini Futures Contracts
(Aggregate Market Value of Contracts $ 1,394,900)	58	$(2,427)

Futures Contracts Sold Short
September 2003 Nasdaq 100 Futures Contracts
(Aggregate Market Value of Contracts $240,600)	2	$87

	UNITS

Equity Index Swap Agreement
July 2003 Nasdaq 100 Index Swap, Maturing 07/08/2003*
(Total Notional Value $18,996,525)	15,618	$(40,754)

* Price Return based on Nasdaq 100 Index +/- financing at a variable rate.

See Notes to Financial Statements.

SEMI-ANNUAL REPORT 19

MEDIUS FUND
SCHEDULE OF INVESTMENTS (Unaudited) June 30, 2003

		MARKET
		VALUE
	SHARES	(NOTE 1)

COMMON STOCKS 100.0%
FINANCIALS 21.3%
Banks 9.7%
FirstMerit Corp.	3,297	$75,369
NewYork Community
Bancorp, Inc.	2,296	66,791
Compass Bancshares,
Inc.	1,900	66,367
M & T Bank Corp.	700	58,954
First Virginia Banks,
Inc.	1,300	56,056
Commerce Bancorp,
Inc./NJ	1,400	51,940
City National Corp.	1,000	44,560
Webster Financial
Corp.	1,100	41,580
Greenpoint Financial
Corp.	800	40,752
Wilmington Trust
Corp.	1,300	38,155
Provident Financial
Group, Inc.	1,405	36,010
Roslyn Bancorp, Inc.	1,297	27,873
Hibernia Corp.	1,300	23,608
Bank Of Hawaii Corp.	700	23,205
Associated Banc-Corp.	600	22,272
Astoria Financial Corp.	700	19,551
Sovereign Bancorp, Inc.	1,200	18,780
Investors Financial
Services Corp.	600	17,406
TCF Financial Corp.	400	15,936
Greater Bay Bancorp	600	12,324
National Commerce
Financial Corp.	300	6,657
Banknorth Group, Inc.	100	2,552
Silicon Valley
Bancshares*	100	2,381

Total Banks		769,079

Insurance 5.0%
Fidelity National
Financial, Inc.	2,100	64,596
Old Republic International
Corp.	1,700	58,259

		MARKET
		VALUE
	SHARES	(NOTE 1)

HCC Insurance
Holdings, Inc.	1,600	$47,312
First American Corp.	1,500	39,525
Radian Group, Inc.	1,000	36,650
Stancorp Financial
Group, Inc.	600	31,332
The PMI Group, Inc.	900	24,156
Everest Re Group, Ltd.	300	22,950
WR Berkley Corp.	400	21,080
American Financial
Group, Inc.	600	13,680
Horace Mann Educators
Corp.	700	11,291
Brown & Brown, Inc.	300	9,750
Arthur J. Gallagher
& Co.	200	5,440
Unitrin, Inc.	200	5,424
Ohio Casualty Corp.*	200	2,636

Total Insurance		394,081

Diversified Financials 3.7%
Waddell & Reed
Financial, Inc.	2,600	66,742
Legg Mason, Inc.	1,000	64,950
SEI Investments Co. .	1,600	51,200
A.G. Edwards, Inc.	700	23,940
E*TRADE Group,
Inc.*	2,100	17,850
LaBranche & Co., Inc.	800	16,552
Eaton Vance Corp.	497	15,705
GATX Corp.	900	14,715
AmeriCredit Corp.*	1,300	11,115
Investment Technology
Group, Inc.*	300	5,580
Neuberger Berman, Inc.	100	3,991

Total Diversified Financials		292,340

Real Estate 2.9%
New Plan Excel Realty
Trust	6,997	149,386
AMB Property Corp.	1,897	53,438
Hospitality Properties
Trust	1,000	31,250

Total Real Estate		234,074

Total Financials
		1,689,574

* Non-Income Producing Securities

See Notes to Financial Statements.

MEDIUS FUND
SCHEDULE OF INVESTMENTS (Unaudited) (continued) June 30, 2003

		MARKET
		VALUE
	SHARES	(NOTE 1)

CONSUMER DISCRETIONARY 16.6%
Media 4.9%
The Reader’s Digest
Association, Inc.	5,697	$76,795
Washington Post Co. .	100	73,290
Westwood One, Inc.*	1,700	57,681
Media General, Inc.	900	51,480
Entercom Communications
Corp.*	997	48,863
Lee Enterprises, Inc. .	1,200	45,036
Emmis Communications
Corp. — Class A*	1,200	27,540
Hispanic Broadcasting
Corp.*	400	10,180

Total Media		390,865

Specialty Retail 4.5%
Borders Group, Inc.*	7,800	137,358
Williams-Sonoma, Inc.*	1,900	55,480
Claire’s Stores, Inc.	1,500	38,040
Abercrombie &
Fitch Co.*	1,000	28,410
Chico’s FAS, Inc.*	1,300	27,365
Carmax, Inc.*	700	21,105
Michaels Stores, Inc.*	500	19,030
Barnes & Noble, Inc.*	700	16,135
Petsmart, Inc.*	700	11,669
Pier 1 Imports, Inc.	300	6,120

Total Specialty Retail		360,712

Auto Components 2.2%
BorgWarner Automotive,
Inc.	800	51,520
Lear Corp.*	1,100	50,622
Gentex Corp.*	1,600	48,976
Superior Industries
International	300	12,510
ArvinMeritor, Inc.	400	8,072

Total Auto Components		171,700

Hotels Restaurants & Leisure 1.5%
Krispy Kreme
Doughnuts, Inc.* .	1,100	45,298
Applebee’s International,
Inc.	800	25,144
GTECH Holdings Corp.*	500	18,825

		MARKET
		VALUE
	SHARES	(NOTE 1)

The Cheesecake Factory*	400	$14,356
Park Place Entertainment
Corp.*	1,300	11,817
Six Flags, Inc.*	300	2,034

Total Hotels Restaurants &
Leisure		117,474

Multiline Retail 1.4%
Dollar Tree Stores, Inc.*	1,200	38,076
99 Cents Only Stores*	1,000	34,320
Neiman-Marcus
Group, Inc.*	600	21,960
Saks, Inc.*	1,797	17,431

Total Multiline Retail		111,787

Textiles & Apparel 1.2%
Coach, Inc.*	1,397	69,487
Timberland Co.—
Class A*	500	26,430
Unifi, Inc.*	500	3,100

Total Textiles & Apparel		99,017

Household Durables 0.9%
Mohawk Industries, Inc.*	900	49,977
Clayton Homes, Inc.	700	8,785
Lennar Corp.	100	7,150
D.R. Horton, Inc.	100	2,810

Total Household Durables		68,722

Total Consumer
Discretionary
		1,320,277

INFORMATION TECHNOLOGY 15.9%
IT Consulting & Services 4.0%
Ceridian Corp.*	8,297	140,800
Affiliated Computer
Services,
Inc.—Class A*	1,197	54,739
DST Systems, Inc.*	900	34,200
The BISYS Group, Inc.*	1,100	20,207
Checkfree Corp.*	600	16,704
Certegy, Inc.*	500	13,875
Titan Corp.*	1,200	12,348
Keane, Inc.*	700	9,541
CSG Systems
International*	500	7,065

* Non-Income Producing Securities

See Notes to Financial Statements.

SEMI-ANNUAL REPORT 21

MEDIUS FUND
SCHEDULE OF INVESTMENTS (Unaudited) (continued) June 30, 2003

		MARKET
		VALUE
	SHARES	(NOTE 1)

Gartner Group, Inc.—
Class B*	800	$6,000

Total IT Consulting &
Services		315,479

Semiconductor Equipment &
Products 3.6%
Microchip Technology,
Inc.	2,097	51,377
Integrated Device
Technology, Inc.*	3,297	36,432
Intersil Corp.—
Class A*	1,200	31,932
Cabot Microelectronics
Corp.*	500	25,235
Lam Research Corp.*	1,300	23,673
Cree, Inc.*	1,100	17,908
International Rectifier
Corp.*	600	16,092
Silicon Laboratories,
Inc.*	500	13,320
Cypress Semiconductor
Corp.*	1,100	13,200
Micrel, Inc.*	1,197	12,437
Atmel Corp.*	4,700	11,891
Lattice Semiconductor
Corp.*	1,397	11,497
Semtech Corp.*	700	9,968
RF Micro Devices, Inc.*	1,000	6,020
Fairchild Semiconductor
International, Inc.*	300	3,837

Total Semiconductor Equipment
& Products		284,819

Software 3.0%
Synopsys, Inc.*	700	43,295
Sybase, Inc.*	2,697	37,515
Macrovision Corp.*	1,200	23,904
Fair Isaac Corp.	400	20,580
Network Associates,
Inc.*	1,300	16,484
Ascential Software
Corp.*	1,000	16,440
Jack Henry &
Associates, Inc.	900	16,011

		MARKET
		VALUE
	SHARES	(NOTE 1)

Legato Systems, Inc.*	1,800	$15,102
Macromedia, Inc.*	700	14,728
Mentor Graphics
Corp.*	1,000	14,480
Cadence Design
Systems, Inc.*	1,000	12,060
Activision, Inc.*	600	7,752
RSA Security, Inc.*	100	1,075

Total Software		239,426

Computers & Peripherals 2.0%
Diebold, Inc.	1,400	60,550
Sandisk Corp.*	1,397	56,369
Storage Tehnology
Corp.*	800	20,592
InFocus Corp.*	2,095	9,888
Imation Corp	200	7,564
Quantum Corp.*	1,700	6,885

Total Computers &
Peripherals		161,848

Communications Equipment 1.7%
Harris Corp.	1,600	48,080
3Com Corp.*	7,000	32,760
Advanced Fibre
Communications*	1,100	17,897
Powerwave Technologies,
Inc.*	2,100	13,167
Adtran, Inc.*	200	10,204
Avocent Corp.*	100	2,993
McData Corp.*	200	2,934
Polycom, Inc.*	200	2,772
Plantronics, Inc.*	100	2,167
CommScope, Inc.*	200	1,900

Total Communications
Equipment		134,874

Electronic Equipment &
Instruments 1.4%
Avnet, Inc.*	1,500	19,020
Varian, Inc.*	500	17,335
National Instruments
Corp.*	400	15,112
Tech Data Corp.*	500	13,355
Kemet Corp.*	1,200	12,120
Vishay Intertech, Inc.*	900	11,880

* Non-Income Producing Securities

See Notes to Financial Statements.

MEDIUS FUND
SCHEDULE OF INVESTMENTS (Unaudited) (continued) June 30, 2003

		MARKET
		VALUE
	SHARES	(NOTE 1)

CDW Corp.*	200	$9,160
Newport Corp.*	500	7,400
Arrow Electronics, Inc.*	400	6,096

Total Electronic Equipment &
Instruments		111,478

Internet Software & Services 0.2%
Internet Security
Systems*	1,000	14,490
Overture Services, Inc.*	100	1,813

Total Internet Software &
Services		16,303

Total Information
Technology
		1,264,227

HEALTH CARE 11.5%
Health Care Providers & Services 4.5%
Express Scripts, Inc.*	800	54,568
Coventry Health Care,
Inc.*	900	41,544
First Health Group
Corp.*	1,500	41,400
Health Net, Inc.*	900	29,655
Oxford Health Plans*	697	29,295
Patterson Dental Co.*	600	27,228
AdvancePCS*	700	26,761
Pacificare Health
Systems — Class A*	400	19,732
Lincare Holdings, Inc.*	600	18,906
Triad Hospitals, Inc.*	700	17,374
Covance, Inc.*	900	16,290
Community Health
Systems, Inc.*	800	15,544
Omnicare, Inc.	400	13,516
Universal Health Services,
Inc. — Class B*	200	7,924

Total Health Care
Providers & Services		359,737

Biotechnology 2.8%
Gilead Sciences, Inc.*	1,000	55,580
Millennium Pharmaceuticals,
Inc.*	3,100	48,763
IDEC Pharmaceuticals
Corp.*	1,300	44,200

		MARKET
		VALUE
	SHARES	(NOTE 1)

Charles River Laboratories
International, Inc.*	1,300	$41,834
Vertex Pharmaceuticals,
Inc.*	1,797	26,236
Protein Design
Labs, Inc.*	400	5,592

Total Biotechnology		222,205

Pharmaceuticals 2.3%
Mylan Laboratories	1,500	52,155
IVAX Corp.*	2,300	41,055
SICOR, Inc.*	1,600	32,544
Sepracor, Inc.*	1,000	18,030
ICN Pharmaceuticals,
Inc.	700	11,732
Perrigo Co	700	10,948
Barr Laboratories, Inc.*	100	6,550
Pharmaceutical Resources,
Inc.*	100	4,866

Total Pharmaceuticals		177,880

Health Care Equipment & Supplies 1.9%
Varian Medical Systems,
Inc.*	500	28,785
Dentsply International,
Inc.	700	28,630
Beckman Coulter, Inc.	700	28,448
Edwards Lifesciences
Corp.*	800	25,712
Apogent Technologies,
Inc.*	700	14,000
Cytyc Corp.*	1,297	13,645
Steris Corp.*	300	6,927
Hillenbrand Industries,
Inc.	100	5,045

Total Health Care
Equipment & Supplies		151,192

Total Health Care		911,014

INDUSTRIALS 11.4%
Commercial Services & Supplies 5.6%
Kelly Services, Inc.	4,300	100,835
D & B Corp.*	1,400	57,540
Manpower, Inc.	1,500	55,635
Republic Services, Inc.*	1,900	43,073

* Non-Income Producing Securities

See Notes to Financial Statements.

SEMI-ANNUAL REPORT 23

MEDIUS FUND
SCHEDULE OF INVESTMENTS (Unaudited) (continued) June 30, 2003

		MARKET
		VALUE
	SHARES	(NOTE 1)

Herman Miller, Inc. .	2,100	$42,441
Copart, Inc.*	3,900	36,855
United Rentals, Inc.*	1,800	25,002
Hon Industries	700	21,350
Korn/Ferry
International*	2,200	17,820
DeVry, Inc.*	597	13,904
Stericycle, Inc.*	300	11,544
Sylvan Learning Systems,
Inc.*	500	11,420
Viad Corp.	400	8,956
Sotheby’s Holdings* .	300	2,232
Moore Wallace, Inc.*	1	15

Total Commercial Services &
Supplies		448,622

Machinery 2.0%
Donaldson Company, Inc.	800	35,560
SPX Corp.*	797	35,116
Agco Corp.*	1,300	22,204
Tecumseh Products Co.—
Class A	500	19,155
Flowserve Corp.*	800	15,736
Harsco Corp.	400	14,420
Pentair, Inc.	300	11,718
Federal Signal Corp. .	200	3,514

Total Machinery		157,423

Aerospace & Defense 1.1%
L-3 Communications
Holdings, Inc.*	1,499	65,191
Precision Castparts
Corp.	500	15,550
Sequa Corp.— Class A*	197	6,757

Total Aerospace & Defense		87,498

Construction & Engineering 0.8%
Granite Construction,
Inc.	2,100	40,236
Jacobs Engineering
Group, Inc.*	500	21,075
Quanta Services, Inc.*	600	4,260

Total Construction &
Engineering		65,571

		MARKET
		VALUE
	SHARES	(NOTE 1)

Air Freight & Couriers 0.6%
JB Hunt Transport
Services, Inc.*	600	$22,650
C.H. Robinson Worldwide,
Inc.	600	21,336
Airborne, Inc.	100	2,090

Total Air Freight & Couriers		46,076

Industrial Conglomerates 0.6%
Allete, Inc.	1,500	39,825
Teleflex, Inc.	100	4,255

Total Industrial
Conglomerates		44,080

Road & Rail 0.4%
Werner Enterprises, Inc.	1,500	31,800

Total Road & Rail		31,800

Building Products 0.3%
York International Corp.	1,000	23,400

Total Building Products		23,400

Marine 0.0%
Alexander &
Baldwin, Inc.	100	2,653

Total Marine		2,653

Total Industrials		907,123

UTILITIES 8.0%
Electric Utilities 4.9%
Pepco Holdings, Inc.	4,697	89,995
DQE, Inc.	5,202	78,394
Wisconsin Energy Corp.	2,100	60,900
Northeast Utilities	2,600	43,524
NSTAR	700	31,885
Great Plains Energy, Inc.	600	17,328
DPL, Inc.	1,000	15,940
Idacorp, Inc.	600	15,750
Black Hills Corp.	400	12,280
Hawaiian Electric
Industries	200	9,170
PNM Resources, Inc.	200	5,350
Alliant Energy Corp.	200	3,806
Puget Energy, Inc.	100	2,387

Total Electric Utilities		386,709

* Non-Income Producing Securities

See Notes to Financial Statements.

MEDIUS FUND
SCHEDULE OF INVESTMENTS (Unaudited) (continued) June 30, 2003

		MARKET
		VALUE
	SHARES	(NOTE 1)

Multi-Utilities 2.6%
SCANA Corp.	1,900	$65,132
Energy East Corp.	2,300	47,748
MDU Resources
Group, Inc.	700	23,443
Questar Corp.	600	20,082
Sierra Pacific
Resources*	2,997	17,802
National Fuel Gas Co.	600	15,630
Westar Energy, Inc.	700	11,361
Oneok, Inc.	500	9,815

Total Multi-Utilities		211,013

Gas Utilities 0.5%
WGL Holdings, Inc. .	1,400	37,380
AGL Resources, Inc. .	100	2,544

Total Gas Utilities		39,924

Total Utilities		637,646

ENERGY 6.1%
Oil & Gas 3.9%
Murphy Oil Corp.	1,300	68,380
Valero Energy Corp. .	1,300	47,229
Forest Oil Corp.*	1,700	42,704
Overseas Shipholding
Group	1,797	39,552
Pioneer Natural
Resources Co.*	1,500	39,150
Noble Energy, Inc.	900	34,020
Western Gas
Resources, Inc.	700	27,720
XTO Energy, Inc.	300	6,033
Pogo Producing Co. .	100	4,275

Total Oil & Gas		309,063

Energy Equipment & Services 2.2%
Weatherford International,
Ltd.*	1,000	41,900
Tidewater, Inc.	900	26,433
Helmerich & Payne, Inc.	800	23,360
ENSCO International,
Inc.	700	18,830
FMC Technologies, Inc.*	800	16,840
Cooper Cameron Corp.*	300	15,114
Patterson-UTI Energy,
Inc.*	400	12,960

		MARKET
		VALUE
	SHARES	(NOTE 1)

Pride International, Inc.*	500	$9,410
Varco International, Inc.*	300	5,880
Grant Prideco, Inc.*	197	2,315
National-Oilwell, Inc.*	100	2,200

Total Energy Equipment &
Services		175,242

Total Energy		484,305

CONSUMER STAPLES 5.0%
Food Products 2.0%
JM Smucker Co.	1,300	51,857
Tyson Foods, Inc.—
Class A	4,297	45,634
Lancaster Colony Corp.	1,100	42,526
Dean Foods Co.*	605	19,058
Interstate Bakeries	100	1,270

Total Food Products		160,345

Household Products 1.2%
Energizer Holdings,
Inc.*	1,700	53,380
The Dial Corp.	2,300	44,735

Total Household Products		98,115

Tobacco 0.8%
Universal Corp.—Va.	1,500	63,450

Total Tobacco		63,450

Beverages 0.8%
Constellation
Brands, Inc.*	1,900	59,660

Total Beverages		59,660

Food & Drug Retailing 0.2%
BJ’s Wholesale
Club, Inc.*	700	10,542
Whole Foods Market,
Inc.*	100	4,753

Total Food & Drug Retailing		15,295

Total Consumer Staples		396,865

MATERIALS 3.7%
Chemicals 1.1%
Cytec Industries, Inc.*	600	20,280
RPM International, Inc.	1,400	19,250
Cabot Corp.	500	14,350

* Non-Income Producing Securities

See Notes to Financial Statements.

SEMI-ANNUAL REPORT 25

MEDIUS FUND
SCHEDULE OF INVESTMENTS (Unaudited) (concluded) June 30, 2003

		MARKET
		VALUE
	SHARES	(NOTE 1)

Minerals Technologies,
Inc.	197	$9,586
Crompton Corp.	1,300	9,165
Airgas, Inc.	500	8,375
Albemarle Corp.	200	5,594
FMC Corp.*	200	4,526

Total Chemicals		91,126

Paper & Forest Products 1.1%
Potlatch Corp.	1,500	38,625
Rayonier, Inc.	700	23,100
Bowater, Inc.	500	18,725
Glatfelter	300	4,425
Wausau-Mosinee Paper
Corp.	200	2,240

Total Paper &
Forest Products		87,115

Containers & Packaging 1.0%
Longview Fibre Co.	4,202	34,456
Sonoco Products Co.	1,100	26,422
Packaging Corp. of
America*	900	16,587

Total Containers &
Packaging		77,465

Metals & Mining 0.3%
Arch Coal, Inc.	600	13,788
Peabody Energy Corp.	200	6,718
Carpenter Technology	300	4,680
AK Steel Holding Corp.*	200	724

Total Metals & Mining		25,910

		MARKET
		VALUE
	SHARES	(NOTE 1)

Construction Materials 0.2%
Martin Marietta
Materials, Inc.	500	$16,805

Total Construction Materials		16,805

Total Materials		298,421

TELECOMMUNICATION SERVICES 0.5%
Wireless Telecommunication
Services 0.3%
Telephone & Data
Systems, Inc.	400	19,880
Price Communications
Corp.*	400	5,164

Total Wireless Telecommunication
Services		25,044

Diversified Telecommunication
Services 0.2%
Cincinnati Bell, Inc.*	2,204	14,767

Total Diversified Telecommunication
Services		14,767

Total Telecommunication
Services		39,811

Total Common Stocks
(Cost $7,140,707)		7,949,263

Total Investments 100%
(Cost $7,140,707)		$7,949,263

		UNREALIZED
		GAIN
	CONTRACTS	(NOTE 1)

Futures Contracts Purchased
September 2003 S&P Mid Cap 400 Index Futures Contracts
(Aggregate Market Value of Contracts $1,676,500)	7	$2,833

* Non-Income Producing Securities

See Notes to Financial Statements.

MEKROS FUND
SCHEDULE OF INVESTMENTS (Unaudited) June 30, 2003

		MARKET
		VALUE
	SHARES	(NOTE 1)

COMMON STOCKS 75.4%
FINANCIALS 14.2%
Banks 8.6%
Irwin Financial Corp.	4,000	$103,600
NetBank, Inc.	7,300	96,068
Staten Island
Bancorp, Inc.	4,700	91,556
Firstfed American
Bancorp, Inc.	2,500	86,250
WSFS Financial Corp.	2,200	84,480
Sun Bancorp, Inc.—
NJ*	4,000	79,600
NBT Bancorp, Inc.	4,000	77,400
Columbia Banking
Systems, Inc.	4,200	75,222
Coastal Bancorp, Inc..	2,200	62,524
R & G Financial Corp.	2,100	62,370
Banc Corp.	6,400	42,944
Boston Private Financial
Holdings, Inc.	1,600	33,728
Washington Federal,
Inc.	1,300	30,069
Raymond James
Financial, Inc.	900	29,745
Cullen/Frost
Bankers, Inc.	900	28,890
Riggs National Corp.	1,800	27,396
Hudson United
Bancorp	800	27,320
Flagstar Bancorp, Inc.	1,100	26,895
First Midwest
Bancorp, Inc./IL	900	25,929
UCBH Holdings, Inc.	800	22,944
United Bankshares, Inc.	800	22,920
Whitney Holding Corp.	700	22,379
The South Financial
Group, Inc.	900	20,997
Humboldt Bancorp	1,400	20,944
Downey Financial
Corp.	500	20,650
Southwest Bancorp of
Texas, Inc.*	600	19,506
First Bancorp
Puerto Rico	700	19,215

		MARKET
		VALUE
	SHARES	(NOTE 1)

Community First
Bankshares, Inc.	700	$19,110
Commercial Federal
Corp.	800	16,960
Susquehanna
Bancshares, Inc.	700	16,345
MAF Bancorp, Inc.	400	14,828
East-West Bancorp, Inc.	400	14,456
Trustco Bank Corp .N.Y.	1,300	14,404
International
Bancshares Corp. .	405	14,402
Republic Bancorp,
Inc./MI	1,000	13,420
Dime Community
Bancshares	500	12,725
Westcorp	400	11,200
Waypoint Financial
Corp.	600	10,824
FirstFed Financial
Corp.*	300	10,587
Sterling Bancshares,
Inc./ TX	800	10,464
Provident Bankshares
Corp.	400	10,164
Wintrust Fiancial Corp.	300	8,880
Private Bancorp, Inc. .	300	8,181
First Republic Bank* .	300	7,980
GBC Bancorp/California	200	7,680
Pacific Capital Bancorp	100	3,505

Total Banks		1,487,656

Real Estate 2.2%
Anworth Mortgage
Asset Corp.	5,400	83,268
MFA Mortgage
Investments, Inc. .	3,500	35,140
Sizeler Property
Investors	3,000	30,750
Senior Housing
Properties Trust	2,200	29,832
Summit Properties,
Inc.	1,400	28,910
Essex Property Trust,
Inc.	400	22,900

* Non-Income Producing Securities

See Notes to Financial Statements.

SEMI-ANNUAL REPORT 27

MEKROS FUND
SCHEDULE OF INVESTMENTS (Unaudited) (continued) June 30, 2003

		MARKET
		VALUE
	SHARES	(NOTE 1)

Shurgard Storage
Centers, Inc.	600	$19,848
Capstead Mortgage
Corp.	1,700	19,159
Capital Automotive
REIT	600	16,794
Colonial Properties
Trust	400	14,076
Kilroy Realty Corp.	500	13,750
Gables Residential
Trust	400	12,092
Trammell Crow Co.*	1,100	11,671
Heritage Property
Investment Trust	400	10,832
Apex Mortgage
Capital, Inc.	1,900	10,393
Glenborough Realty
Trust, Inc.	500	9,575
Jones Lang LaSalle,
Inc.*	400	6,320
Urstadt Biddle
Properties, Inc.	400	5,144

Total Real Estate		380,454

Diversified Financials 1.8%
Compucredit Corp.*	10,010	121,621
Saxon Capital, Inc.*	5,200	90,376
Jefferies Group, Inc.	700	34,853
New Century
Financial Corp.	400	17,460
BankUnited Financial
Corp.—Class A*	500	10,075
Anchor Bancorp
Wisconsin, Inc.	400	9,556
Seacoast Financial
Services Corp.	400	7,920
Financial Federal Corp.*	300	7,320
SWS Group, Inc.	300	6,045
Cash America
International, Inc.	400	5,288

Total Diversified Financials		310,514

Insurance 1.6%
NYMAGIC, Inc.	3,500	70,910

		MARKET
		VALUE
	SHARES	(NOTE 1)

Hilb, Rogal &
Hamilton Co.	600	$20,424
Fremont General Corp.	1,400	19,180
Landamerica Financial
Group, Inc.	400	19,000
Delphi Financial
Group—Class A	400	18,720
Navigators Group, Inc.*	600	17,892
Odyssey Re Holdings
Corp.	800	16,880
Philadelphia Consolidated
Holding Co.*	400	16,160
UICI*	900	13,563
RLI Corp.	400	13,160
Selective Insurance
Group	500	12,525
Zenith National Insurance
Corp	300	8,550
Stewart Information
Services Corp.*	300	8,355
Presidential Life Corp.	500	7,055
PMA Capital Corp.	500	6,285
SCPIE Holdings Inc.	200	1,536

Total Insurance		270,195

Total Financials		2,448,819

INFORMATION TECHNOLOGY 13.0%
Software 3.2%
Factset Research
Systems, Inc.	900	39,645
Hyperion Solutions
Corp.*	1,100	37,136
Take-Two Interactive
Software, Inc.*	1,300	36,842
Kronos, Inc./MA*	700	35,567
THQ, Inc.*	1,400	25,200
Barra, Inc.*	700	24,990
Progress Software Corp.*	1,200	24,876
Manhattan Associates,
Inc.*	900	23,373
Serena Software, Inc.*	1,100	22,968
FileNET Corp.*	1,100	19,844
Ansys, Inc.*	600	18,660
Mentor Graphics Corp.*	1,000	14,480

* Non-Income Producing Securities

REIT—Real Estate Investment Trust

See Notes to Financial Statements.

MEKROS FUND
SCHEDULE OF INVESTMENTS (Unaudited) (continued) June 30, 2003

		MARKET
		VALUE
	SHARES	(NOTE 1)

Viewpoint Corp.*	12,410	$14,023
Novell, Inc.*	4,500	13,860
NETIQ Corp.*	800	12,368
Parametric Technology
Corp.*	3,900	11,895
JDA Software Group,
Inc.*	1,000	11,190
Micros Systems, Inc.*	300	9,894
Red Hat, Inc.*	1,300	9,841
Documentum, Inc.*	500	9,835
Verity, Inc.*	700	8,862
Borland Software
Corp.*	900	8,793
Wind River Systems*	2,200	8,382
Quest Software, Inc.*	700	8,330
Ascential Software
Corp.*	502	8,253
Macrovision Corp.*	400	7,968
Legato Systems, Inc.*	800	6,712
Pegasystems, Inc.*	900	6,633
TIBCO Software,
Inc.*	1,200	6,108
Midway Games, Inc.*	1,600	5,808
Informatica Corp.*	800	5,528
ScanSoft, Inc.*	1,000	5,430
Systems & Computer
Technology Corp.*	600	5,400
SPSS, Inc.*	300	5,022
Manugistics Group,
Inc.*	1,100	4,521
Talx Corp	200	4,518
Renaissance Learning,
Inc.*	200	4,380
CCC Information
Services Group*	300	4,350
Concord Communications,
Inc.*	300	4,119
NYFIX, Inc.*	600	3,810
MRO Software, Inc.*	400	3,452
Radiant Systems, Inc.*	500	3,370
Roxio, Inc.*	400	2,676
Phoenix Technologies,
Ltd.*	400	2,260
Mapinfo Corp.*	300	2,184

		MARKET
		VALUE
	SHARES	(NOTE 1)

Catapult Communications
Corp.*	200	$2,124
Captaris, Inc.*	500	1,710
QRS Corp.*	300	1,590

Total Software		558,780

Semiconductor Equipment &
Products 2.5%
Varian Semiconductor
Equipment
Associates, Inc.*	999	29,730
Skyworks Solutions,
Inc.*	4,000	27,080
Power Integrations,
Inc.*	1,100	26,752
ATMI, Inc.*	800	19,976
Rambus, Inc.*	1,200	19,884
Cymer, Inc.*	600	19,206
Kopin Corp.*	2,900	17,748
Axcelis Technology,
Inc.*	2,800	17,136
Silicon Laboratories,
Inc.*	600	15,984
Cabot Microelectronics
Corp.*	300	15,141
Cree, Inc.*	900	14,652
Siliconix, Inc.*	400	14,440
Actel Corp.*	700	14,350
Photronics, Inc.*	800	13,960
Vitesse Semiconductor
Corp.*	2,600	12,792
FEI Co.*	600	11,256
Exar Corp.*	700	11,081
Cohu, Inc	700	10,920
Cirrus Logic, Inc.*	2,400	9,648
Advanced Energy
Industries, Inc.*	600	8,550
Microsemi Corp.*	500	8,000
Brooks Automation,
Inc.*	700	7,938
MEMC Electronic
Materials, Inc.*	800	7,840
ON Semiconductor
Corp.*	2,900	7,830
Zoran Corp.*	400	7,684

* Non-Income Producing Securities

See Notes to Financial Statements.

SEMI-ANNUAL REPORT 29

MEKROS FUND
SCHEDULE OF INVESTMENTS (Unaudited) (continued) June 30, 2003

		MARKET
		VALUE
	SHARES	(NOTE 1)

Silicon Storage
Technology, Inc.*	1,800	$7,542
Ultratech, Inc.*	400	7,396
Helix Technology
Corp.	500	6,615
Lattice Semiconductor
Corp.*	800	6,584
Kulicke & Soffa Industries,
Inc.*	900	5,751
Dupont Photomasks,
Inc.*	300	5,649
Rudolph Technologies,
Inc.*	300	4,788
Standard Microsystems
Corp.*	300	4,551
Electroglas, Inc.*	3,300	4,323
LTX Corp.*	500	4,310
Supertex, Inc.*	200	3,674
Alliance Semiconductor
Corp.*	700	3,388

Total Semiconductor Equipment
& Products		434,149

Electronic Equipment &
Instruments 2.4%
MTS Systems Corp.	2,100	30,954
Cognex Corp.*	1,300	29,055
Benchmark Electronics,
Inc.*	900	27,684
Anixter International,
Inc.*	1,000	23,430
Trimble Navigation,
Ltd.*	1,000	22,930
Rogers Corp.*	600	19,980
ESS Technologies, Inc.*	2,000	19,500
Itron, Inc.*	900	19,404
Coherent, Inc.*	800	18,944
Flir Systems, Inc.*	600	18,090
Global Imaging
Systems, Inc.*	700	16,212
Varian, Inc.*	400	13,868
CTS Corp.	1,200	12,540
DSP Group, Inc.*	500	10,765
Electro Scientific
Industries, Inc.*	700	10,612
Technitrol, Inc.*	700	10,535

		MARKET
		VALUE
	SHARES	(NOTE 1)

Pioneer Standard
Electronics	1,100	$9,328
Veeco Instruments,
Inc.*	500	8,515
Checkpoint Systems,
Inc.*	600	8,490
Photon Dynamics, Inc.*	300	8,289
Park Electrochemical
Corp.	400	7,980
Identix, Inc.*	1,200	7,620
Methode Electronics	700	7,525
Littlefuse, Inc.*	300	6,708
Bell Microproducts,
Inc.*	1,400	5,978
Intermagnetics General
Corp.*	300	5,952
Planar Systems, Inc.*	300	5,868
Scansource, Inc.*	200	5,350
Keithley Instruments,
Inc.	300	4,335
X-Rite, Inc.	400	3,964
Radisys Corp.*	300	3,960
Artesyn Technologies,
Inc.*	700	3,927
BEI Technologies, Inc.	300	3,600
Three-Five Systems,
Inc.*	400	2,760

Total Electronic Equipment &
Instruments		414,652

Communications Equipment 1.4%
Black Box Corp.	600	21,720
Foundry Networks, Inc.*	1,300	18,720
Avocent Corp.*	500	14,965
Inter-Tel, Inc.	700	14,854
Adaptec, Inc.*	1,900	14,782
McData Corp.*	1,000	14,670
Interdigital
Communications
Corp.*	500	11,685
Plantronics, Inc.*	500	10,835
Adtran, Inc.*	200	10,204
Allen Telecom, Inc.*	600	9,912
Extreme Networks*	1,700	9,010
Ixia*	1,300	8,359

* Non-Income Producing Securities

See Notes to Financial Statements.

MEKROS FUND
SCHEDULE OF INVESTMENTS (Unaudited) (continued) June 30, 2003

		MARKET
		VALUE
	SHARES	(NOTE 1)

Sycamore Networks,
Inc.*	2,000	$7,660
Viasat, Inc.*	500	7,170
Echelon Corp.*	500	6,885
Cable Design Technologies
Corp.*	800	5,720
Powerwave Technologies,
Inc.*	800	5,016
PC-Tel, Inc.*	400	4,744
Bel Fuse, Inc	200	4,580
Artisan Components,
Inc.*	200	4,522
Tekelec*	400	4,520
Harmonic, Inc.*	1,100	4,477
Audiovox Corp.—
Class A*	400	4,476
Anaren, Inc.*	400	3,748
Tollgrade Communications,
Inc.*	200	3,730
Symmetricom, Inc.*	800	3,520
C-COR.net Corp.*	700	3,430
Network Equipment
Technologies, Inc.*	400	3,368
Digi International, Inc.*	400	2,300
Concerto Software, Inc.*	200	1,838
SCM Microsystems, Inc.*	300	1,638
Brooktrout, Inc.*	200	1,553

Total Communications
Equipment		244,611

IT Consulting & Services 1.2%
CACI International, Inc.—
Class A*	800	27,440
Intrado, Inc.*	1,700	26,843
Global Payments, Inc.	700	24,850
American Management
Systems*	1,700	24,276
MAXIMUS, Inc.*	600	16,578
Pegasus Solutions, Inc.*	1,000	16,250
eFunds Corp.*	1,300	14,989
Keane, Inc.*	800	10,904
infoUSA, Inc.—
Class B*	1,300	10,530
Ciber, Inc.*	1,200	8,424
Startek, Inc.*	300	7,890

		MARKET
		VALUE
	SHARES	(NOTE 1)

MedQuist, Inc.*	300	$6,072
Cognizant Technology
Solutions Corp.*	200	4,872
Gartner, Inc.—Class A*	600	4,548
SRA International, Inc.*	100	3,200
Carreker-Antinori
Corp.*	400	1,832

Total IT Consulting &
Services		209,498

Computers & Peripherals 1.2%
Sandisk Corp.*	800	32,280
Hutchinson Technology,
Inc.*	800	26,312
Western Digital Corp.*	2,400	24,720
Avid Technology, Inc.*	700	24,549
Imation Corp.	500	18,910
Pinnacle Systems, Inc.*	1,600	17,120
Maxtor Corp.*	1,800	13,518
Intergraph Corp.*	500	10,750
Electronics for Imaging*	400	8,116
Transmeta Corp./
Delaware*	3,300	5,280
Pericom Semiconductor
Corp.*	500	4,650
Rainbow Technology,
Inc.*	500	4,205
Concurrent Computer
Corp.*	1,400	4,088
InFocus Corp.*	700	3,304
SBS Technologies, Inc.*	300	2,949

Total Computers &
Peripherals		200,751

Internet Software & Services 0.8%
Earthlink, Inc.*	1,900	14,991
United Online, Inc.*	500	12,670
Websense, Inc.*	700	10,962
Ariba, Inc.*	3,500	10,395
Overture Services, Inc.*	500	9,065
DoubleClick, Inc.*	900	8,325
Interland, Inc.*	8,100	7,938
Digital Insight Corp.*	400	7,620
CNET Networks, Inc.*	1,200	7,476
Internet Security
Systems*	500	7,245

* Non-Income Producing Securities

See Notes to Financial Statements.

SEMI-ANNUAL REPORT 31

MEKROS FUND
SCHEDULE OF INVESTMENTS (Unaudited) (continued) June 30, 2003

		MARKET
		VALUE
	SHARES	(NOTE 1)

WebEx Communications,
Inc.*	500	$6,975
webMethods, Inc.*	800	6,504
FreeMarkets, Inc.*	700	4,872
Entrust, Inc.*	1,600	4,704
Openwave Systems,
Inc.*	2,400	4,680
The Trizetto Group,
Inc.*	600	3,624
Netegrity, Inc.*	600	3,504
PEC Solutions, Inc.*	200	3,220
ZIX Corp.*	400	1,508

Total Internet Software &
Services		136,278

Office Electronics 0.3%
Zebra Technologies
Corp.*	600	45,114
Gerber Scientific, Inc.*	400	2,664

Total Office Electronics		47,778

Total Information
Technology		2,246,497

CONSUMER DISCRETIONARY 12.6%
Specialty Retail 4.1%
AnnTaylor Stores
Corp.*	1,500	43,425
Pacific Sunwear of
California*	1,500	36,135
O’Reilly Automotive,
Inc.*	1,000	33,390
Christopher & Banks
Corp.*	900	33,291
Linens ‘N Things, Inc.*	1,400	33,054
HOT Topic, Inc.*	1,000	26,910
Men’s Wearhouse, Inc.*	1,200	26,220
Zale Corp.*	600	24,000
Regis Corp	800	23,240
Group 1 Automotive,
Inc.*	700	22,687
Too, Inc.*	1,100	22,275
United Auto Group,
Inc.*	1,000	21,780
Gymboree Corp.*	1,200	20,136

		MARKET
		VALUE
	SHARES	(NOTE 1)

Burlington Coat Factory
Warehouse Corp.	1,100	$19,690
Tractor Supply Co.*	400	19,100
Dress Barn, Inc.*	1,500	19,005
Urban Outfitters, Inc.*	500	17,950
Children’s Place*	900	17,874
Jo-Ann Stores, Inc.—
Class A*	700	17,710
Movie Gallery, Inc.*	900	16,605
OfficeMax, Inc.*	2,500	16,375
Claire’s Stores, Inc	600	15,216
Aeropostale, Inc.*	700	15,036
Cost Plus, Inc.*	400	14,264
PEP Boys—Manny Moe &
Jack	900	12,159
Payless Shoesource, Inc.*	900	11,250
The Cato Corp.—
Class A	500	10,540
Aaron Rents, Inc.	400	10,336
Hollywood Entertainment
Corp.*	600	10,320
Footstar, Inc.*	700	9,100
Stein Mart, Inc.*	1,500	8,985
Charming Shoppes*	1,800	8,946
Guitar Center, Inc.*	300	8,700
TBC Corp.*	400	7,620
Genesco, Inc.*	400	7,080
Haverty Furniture Cos.,
Inc.	400	7,000
Electronics Boutique
Holdings*	300	6,933
The Wet Seal, Inc.—
Class A*	500	5,340
Tweeter Home Entertainment
Group, Inc.*	600	5,208
Goodys Family Clothing,
Inc.*	600	5,190
Lithia Motors, Inc.*	300	4,851
Hancock Fabrics,
Inc./DE	300	4,845
Stage Stores, Inc.*	200	4,700
CSK Auto Corp.*	300	4,335
Ultimate Electronics,
Inc.*	300	3,846
Party City Corp.*	300	3,081

* Non-Income Producing Securities

See Notes to Financial Statements.

MEKROS FUND
SCHEDULE OF INVESTMENTS (Unaudited) (continued) June 30, 2003

		MARKET
		VALUE
	SHARES	(NOTE 1)

Building Material Holding
Corp.	200	$2,962

Total Specialty Retail		718,695

Hotels Restaurants & Leisure 2.5%
Landry’s Restaurants,
Inc.	1,500	35,400
Panera Bread Co.*	800	32,000
Jack In The Box, Inc.*	1,400	31,220
IHOP Corp.	900	28,413
AFC Enterprises*	1,600	25,984
P.F. Changs China Bistro,
Inc.*	500	24,605
CEC Entertainment,
Inc.*	500	18,465
Sonic Corp.*	700	17,801
O’Charleys, Inc.*	800	17,224
Argosy Gaming Co.*	700	14,637
Penn National Gaming,
Inc.*	700	14,385
Rare Hospitality
International, Inc.*	400	13,072
Boyd Gaming Corp.*	700	12,082
Triarc Cos.*	400	11,996
Bally Total Fitness Holding
Corp.*	1,300	11,739
Aztar Corp.*	700	11,277
Ryan’s Family Steak
Houses, Inc.*	800	11,200
Bob Evans Farms	400	11,052
WMS Industries, Inc.*	600	9,354
Shuffle Master, Inc.*	300	8,817
Lone Star Steakhouse &
Saloon	400	8,708
California Pizza Kitchen,
Inc.*	400	8,600
Papa John’s International,
Inc.*	300	8,415
The Steak N Shake Co.*	500	7,625
Marcus Corp.	500	7,475
Boca Resorts, Inc.—
Class A*	500	6,500
Prime Hospitality
Corp.*	800	5,368

		MARKET
		VALUE
	SHARES	(NOTE 1)

Dover Downs Gaming &
Entertainment, Inc.	500	$4,625
Churchill Downs, Inc.	100	3,831
Pinnacle Entertainment,
Inc.*	500	3,400
Dover Motorsports, Inc.	800	3,280
Buca, Inc.*	500	2,820

Total Hotels Restaurants &
Leisure		431,370

Household Durables 2.2%
National Presto Industries,
Inc.	1,700	53,720
Harman International
Industries, Inc.	600	47,484
NVR, Inc.*	100	41,100
Ryland Group, Inc.	500	34,700
Ethan Allen Interiors,
Inc.	700	24,612
MDC Holdings, Inc.	500	24,140
La-Z-Boy, Inc.	1,000	22,380
Standard-Pacific Corp.	600	19,896
Toro Co.	500	19,875
Russ Berrie & Co., Inc.	400	14,604
Yankee Candle Co.,
Inc.*	500	11,610
WCI Communities,
Inc.*	600	11,538
Fleetwood Enterprises,
Inc.*	900	6,660
Kimball International.	400	6,240
Skyline Corp.	200	6,000
Champion Enterprises,
Inc.*	1,000	5,180
Libbey, Inc.	200	4,540
Tupperware Corp.	300	4,308
Interface, Inc.	900	4,176
Applica, Inc.*	400	3,400
Department 56*	200	3,066
Blyth, Inc.	100	2,720
Bassett Furniture
Industries, Inc.	200	2,656
Enesco Group, Inc.*	300	2,220
Salton, Inc.*	200	1,834
At Cross Co.—Cl A*	300	1,782

* Non-Income Producing Securities

See Notes to Financial Statements.

SEMI-ANNUAL REPORT 33

MEKROS FUND
SCHEDULE OF INVESTMENTS (Unaudited) (continued) June 30, 2003

		MARKET
		VALUE
	SHARES	(NOTE 1)

Fedders Corp.	500	$1,535

Total Household Durables		381,976

Textiles & Apparel 1.0%
Stride Rite Corp.	2,200	21,692
Fossil, Inc.*	800	18,848
Quiksilver, Inc.*	1,000	16,490
Kellwood Co.	500	15,815
Wolverine World Wide,
Inc.	700	13,482
Russell Corp.	600	11,400
Steven Madden, Ltd.*	500	10,920
K-Swiss, Inc.—Class A	300	10,356
Brown Shoe Co., Inc.	300	8,940
Phillips-Van Heusen	600	8,178
Nautica Enterprises,
Inc.*	600	7,698
Unifirst Corp./MA	300	6,570
OshKosh B’gosh, Inc.—
Class A	200	5,400
Oxford Industries, Inc.	100	4,152
Kenneth Cole Productions,
Inc.—Class A*	200	3,898
Ashworth, Inc.*	200	1,418
Haggar Corp.	100	1,250

Total Textiles & Apparel		166,507

Leisure Equipment & Products 0.8%
SCP Pool Corp.*	900	30,960
Polaris Industries, Inc.	400	24,560
Nautilus Group, Inc.	1,500	18,600
Action Performance
Cos., Inc.	600	11,400
RC2 Corp.*	600	10,206
Oakley, Inc.*	800	9,416
Jakks Pacific, Inc.*	700	9,303
Arctic Cat, Inc.	400	7,664
K2, Inc.*	500	6,125
Sturm Ruger & Co.,
Inc.	500	5,000
Concord Camera
Corp.*	500	3,545
Parkervision, Inc.*	500	3,275
Huffy Corp.*	300	2,100
Meade Instruments
Corp.*	400	1,280

		MARKET
		VALUE
	SHARES	(NOTE 1)

Total Leisure Equipment &
Products		$143,434

Media 0.8%
Salem Communications
Corp./DE—C/A*	1,900	38,021
Advo, Inc.*	400	17,760
Hollinger International,
Inc.	1,400	15,078
Gray Television, Inc. .	1,000	12,300
Fidelity National Information
Solutions, Inc.*	400	10,432
Thomas Nelson, Inc.*	600	7,500
4kids Entertainment,
Inc.*	400	7,440
Information Holdings,
Inc.*	400	7,300
TiVo, Inc.*	500	6,175
Sinclair Broadcast Group,
Inc.*	500	5,805
Carmike Cinemas, Inc.*	200	4,544

Total Media		132,355

Auto Components 0.3%
Strattec Security Corp.*	200	10,640
Tenneco Automotive,
Inc.*	2,600	9,360
Impco Technologies,
Inc.*	1,300	8,008
Tower Automotive,
Inc.*	2,100	7,686
Superior Industries
International	100	4,170
Sports Resorts International,
Inc.*	800	3,904
Midas, Inc.*	300	3,636
Raytech Corp.-Del* .	600	2,550
Spartan Motors, Inc. .	300	2,481
Standard Motor Products,
Inc.	200	2,220
Intermet Corp.	500	1,685

Total Auto Components		56,340

Automobiles 0.3%
Thor Industries, Inc. .	500	20,410
Winnebago Industries,
Inc.	500	18,950
Monaco Coach Corp.*	800	12,264

* Non-Income Producing Securities

See Notes to Financial Statements.

MEKROS FUND
SCHEDULE OF INVESTMENTS (Unaudited) (continued) June 30, 2003

		MARKET
		VALUE
	SHARES	(NOTE 1)

Coachmen Industries,
Inc.	300	$3,585

Total Automobiles		55,209

Internet & Catalog Retail 0.2%
Insight Enterprises, Inc.*	2,000	20,120
The J.Jill Group, Inc.*	600	10,104
Priceline.com, Inc.* .	298	6,672
Alloy, Inc.*	500	3,225

Total Internet &
Catalog Retail		40,121

Multiline Retail 0.2%
Fred’s, Inc.	500	18,590
Shopko Stores, Inc.* .	900	11,700

Total Multiline Retail		30,290

Distributors 0.2%
Hughes Supply, Inc.	700	24,290
Advanced Marketing
Services	300	3,900

Total Distributors		28,190

Total Consumer
Discretionary		2,184,487

INDUSTRIALS 12.4%
Commercial Services & Supplies 4.2%
Kroll, Inc.*	1,900	51,414
School Speciality, Inc.*	1,500	42,690
Cornell Companies,
Inc.*	2,800	42,392
ABM Industries, Inc. .	2,400	36,960
ITT Educational Services,
Inc.*	1,100	32,175
Tetra Tech, Inc.*	1,700	29,121
United Stationers, Inc.*	800	28,936
Waste Connections,
Inc.*	700	24,535
Corporate Executive
Board Co.*	600	24,492
Corinthian Colleges,
Inc.*	500	24,285
Imagistics International,
Inc.*	900	23,220
Watson Wyatt & Co.
Holdings*	1,000	23,180

		MARKET
		VALUE
	SHARES	(NOTE 1)

Pre-Paid Legal Services,
Inc.*	900	$22,077
Sourcecorp*	900	19,440
Arbitron, Inc.*	500	17,850
Rollins, Inc.	900	16,965
Ionics, Inc.*	700	15,659
CDI Corp.*	600	15,576
Coinstar, Inc.*	700	13,202
John H. Harland Co. .	500	13,080
Heidrick & Struggles
International, Inc.*	1,000	12,620
G & K Services, Inc.—
Class A	400	11,840
PRG-Schultz International,
Inc.*	2,000	11,800
Bowne & Co., Inc.	900	11,727
Stericycle, Inc.*	300	11,544
Consolidated Graphics,
Inc.*	500	11,440
Princeton Review, Inc.*	1,700	10,030
Kelly Services, Inc.	400	9,380
Costar Group, Inc.* .	300	8,958
NCO Group, Inc.*	500	8,955
Korn/Ferry
International*	1,100	8,910
Central Parking Corp.	700	8,652
The Standard
Register Co.	500	8,240
Spherion Corp.*	1,100	7,645
Roto-Rooter, Inc.	200	7,638
New England Business
Services, Inc.	200	6,000
Administaff, Inc.*	500	5,150
Labor Ready, Inc.*	700	5,019
Mobile Mini, Inc.*	300	4,899
Sylvan Learning Systems,
Inc.*	200	4,568
Wackenhut Corrections
Corp.*	300	4,113
Volt Information Sciences,
Inc.*	300	4,095
Memberworks, Inc.* .	200	3,950
General Binding Corp.*	300	3,600
Angelica Corp.	200	3,390

* Non-Income Producing Securities

See Notes to Financial Statements.

SEMI-ANNUAL REPORT 35

MEKROS FUND
SCHEDULE OF INVESTMENTS (Unaudited) (continued) June 30, 2003

		MARKET
		VALUE
	SHARES	(NOTE 1)

Insurance Auto Auctions,
Inc.*	200	$2,512
Sotheby’s Holdings*	300	2,232
On Assignment, Inc.*	500	2,000
CPI Corp.	100	1,765
RMH Teleservices, Inc.*	400	1,732
Moore Wallace, Inc.*	3	44

Total Commercial
Services & Supplies		721,697

Machinery 2.7%
Kennametal, Inc.	1,000	33,840
IDEX Corp.	900	32,616
Oshkosh Truck Corp.	500	29,660
Timken Co.	1,600	28,016
Graco, Inc.	800	25,600
Dionex Corp.*	600	23,850
Clarcor, Inc.	600	23,130
Briggs & Stratton	400	20,200
Manitowoc Co., Inc.	800	17,840
Albany International
Corp.	600	16,440
Mueller Industries, Inc.*	600	16,266
Unova, Inc.*	1,300	14,430
Reliance Steel & Aluminum
Co.	600	12,420
Nacco Industries, Inc.	200	11,788
Valmont Industries, Inc.	600	11,766
Cuno, Inc.*	300	10,836
Kaydon Corp.	500	10,400
Terex Corp.*	500	9,760
Lindsay Manufacturing
Co.	400	9,288
Watts Industries, Inc.—
Class A	500	8,925
Joy Global, Inc.*	600	8,862
Barnes Group, Inc.	400	8,704
Thomas Industries, Inc.	300	8,115
Stewart & Stevenson	500	7,875
Astec Industries, Inc.*	900	7,848
Tennant Co.	200	7,350
Wabash National Corp.*	500	7,015
Gardner Denver
Machinery, Inc.*	300	6,138
Lincoln Electric
Holdings, Inc.	300	6,123

		MARKET
		VALUE
	SHARES	(NOTE 1)

Robbins & Myers, Inc.	300	$5,550
JLG Industries, Inc.	800	5,440
SPS Technologies, Inc.*	200	5,408
Tecumseh Products Co.—
Class A	100	3,831
Circor International, Inc.	200	3,566
Milacron, Inc.	600	2,934
Wolverine Tube, Inc.*	200	1,144

Total Machinery		462,974

Aerospace & Defense 1.3%
Alliant Techsystems,
Inc.*	700	36,337
DRS Technologies, Inc.*	800	22,336
Cubic Corp.	800	17,776
Orbital Sciences Corp.*	2,300	16,790
Aeroflex, Inc.*	1,800	13,932
AAR Corp.*	1,800	12,708
Curtiss-Wright Corp.	200	12,640
Engineered Support
Systems, Inc.	300	12,555
Esterline Technologies
Corp.*	700	12,187
Mercury Computer
Systems, Inc.*	600	10,896
Armor Holdings, Inc.*	800	10,720
Triumph Group, Inc.*	300	8,451
Teledyne Technologies,
Inc.*	600	7,860
Invision Technologies,
Inc.*	300	7,524
Gencorp, Inc.	800	7,112
EDO Corp.	400	7,080
Intergrated Defense
Technologies, Inc.*	400	6,204
Kaman Corp.—Class A	400	4,676
Aviall, Inc.*	400	4,548

Total Aerospace & Defense		232,332

Electrical Equipment 1.2%
Roper Industries, Inc.	1,200	44,640
A.O. Smith Corp.	800	22,520
Acuity Brands, Inc.	800	14,536
Thomas & Betts Corp.*	1,000	14,450
Brady Corp. —Class A	400	13,340
Baldor Electric Co.	600	12,360

* Non-Income Producing Securities

See Notes to Financial Statements.

MEKROS FUND
SCHEDULE OF INVESTMENTS (Unaudited) (continued) June 30, 2003

		MARKET
		VALUE
	SHARES	(NOTE 1)

Ametek, Inc.	300	$10,995
C&D Technologies, Inc.	700	10,052
Regal-Beloit Corp.	500	9,550
Woodward Governor
Co.	200	8,600
Belden, Inc.	500	7,945
Paxar Corp.*	700	7,700
Vicor Corp*	800	7,680
Penn Engineering &
Manufacturing Corp.	400	5,460
Plug Power, Inc.*	1,100	5,137
Power One, Inc.*	700	5,005
Astropower, Inc.*	400	1,316
Magnetek, Inc.*	400	1,016

Total Electrical Equipment		202,302

Road & Rail 1.1%
Knight Transportation,
Inc.*	900	22,410
USF Corp.	800	21,576
Arkansas Best Corp.	900	21,411
Heartland Express, Inc.*	900	20,025
Landstar System, Inc.*	300	18,855
Werner Enterprises, Inc.	800	16,960
U.S. Xpress
Enterprises—A*	1,400	14,924
Roadway Corp.	500	14,265
Kansas City Southern*	1,100	13,233
Yellow Corp.*	500	11,575
Dollar Thrifty Automotive
Group, Inc.*	500	9,275

Total Road & Rail		184,509

Airlines 0.6%
AirTran Holdings,
Inc.*	5,100	53,397
Skywest, Inc.	1,000	19,060
Atlantic Coast Airlines
Holdings, Inc.*	1,200	16,188
Mesa Air Group, Inc.*	600	4,800
Frontier Airlines, Inc.*	500	4,540

Total Airlines		97,985

Building Products 0.5%
Lennox International,
Inc.	2,100	27,027

		MARKET
		VALUE
	SHARES	(NOTE 1)

Simpson Manufacturing
Co., Inc.*	700	$25,620
Griffon Corp.*	600	9,600
ElkCorp	400	9,000
Universal Forest Products,
Inc.	300	6,282
Apogee Enterprises, Inc.	500	4,510
Trex Co., Inc.*	100	3,925

Total Building Products		85,964

Construction & Engineering 0.3%
EMCOR Group, Inc.*	400	19,744
URS Corp.*	900	17,514
Insituform Technologies,
Inc.—Cl A*	500	8,840
The Shaw Group, Inc.*	700	8,435
Butler Manufacturing Co.	100	1,653

Total Construction &
Engineering		56,186

Air Freight & Couriers 0.2%
Forward Air Corp.*	700	17,759
EGL, Inc.*	800	12,160
Airborne, Inc.	400	8,360
JB Hunt Transport
Services, Inc.*	200	7,550

Total Air Freight & Couriers		45,829

Industrial Conglomerates 0.2%
Carlisle Cos., Inc.	300	12,648
Tredegar Corp.	700	10,493
Standex International
Corp.	200	4,200
Lydall, Inc. Del*	300	3,210

Total Industrial
Conglomerates		30,551

Trading Companies & Distributors 0.1%
Watsco, Inc.	500	8,280
Applied Industrial
Technologies, Inc.	300	6,330
Lawson Products	200	5,508

Total Trading Companies &
Distributors		20,118

Marine 0.0%
Kirby Corp.*	400	11,280

* Non-Income Producing Securities

See Notes to Financial Statements.

SEMI-ANNUAL REPORT 37

MEKROS FUND
SCHEDULE OF INVESTMENTS (Unaudited) (continued) June 30, 2003

		MARKET
		VALUE
	SHARES	(NOTE 1)

Total Marine		$11,280

Total Industrials		2,151,727

HEALTH CARE 9.8%
Health Care Equipment & Supplies 3.4%
Ventana Medical
Systems*	1,900	51,642
Resmed, Inc.*	1,000	39,200
Cooper Cos., Inc.	900	31,293
Respironics, Inc.*	800	30,016
Inamed Corp.*	500	26,845
Invacare Corp.	800	26,400
Mentor Corp.	1,300	25,194
Sybron Dental
Specialties, Inc.*	1,000	23,600
Viasys Healthcare, Inc.*	1,000	20,700
Diagnostic Products
Corp.	500	20,525
Datascope Corp.	600	17,814
Bio-Rad Laboratories,
Inc.*	300	16,605
American Medical Systems
Holdings, Inc.*	900	15,183
Biosite, Inc.*	300	14,430
Arrow International, Inc.	300	13,245
Integra Lifesciences
Holdings Corp.*	500	13,190
Haemonetics Corp./
Mass*	700	13,090
ICU Medical, Inc.*	400	12,460
Hologic, Inc.*	900	11,862
Young Innovations, Inc.*	400	11,400
Thoratec Corp.*	700	10,430
VISX, Inc.*	600	10,410
Aksys, Ltd.*	800	10,360
Analogic Corp.	200	9,752
Wright Medical Group,
Inc.*	500	9,500
Polymedica Corp.	200	9,158
Surmodics, Inc.*	300	9,150
Conmed Corp.*	500	9,130
Advanced Medical
Optics, Inc.*	500	8,525
Nektar Therapeutics*	900	8,307

		MARKET
		VALUE
	SHARES	(NOTE 1)

Therasense, Inc.*	700	$7,000
Sola International, Inc.*	400	6,960
Possis Medical, Inc.*	500	6,860
Arthocare Corp.*	400	6,704
Vital Signs, Inc.	200	5,192
Molecular Devices Corp.*	300	4,773
Osteotech, Inc.*	300	4,077
Sonic Innovations, Inc.*	1,100	3,971
Ocular Sciences, Inc.*	200	3,970
Illumina, Inc.*	1,100	3,465
Igen, Inc.*	100	3,140
Cardiodynamics
International Corp.*	900	3,069
Cerus Corp.*	400	3,012
Theragenics Corp*	500	2,150

Total Health Care
Equipment & Supplies		593,759

Health Care Providers & Services 2.7%
Mid Atlantic Medical
Services*	900	47,070
Renal Care Group, Inc.*	900	31,689
Pharmaceutical Product
Development, Inc.*	1,000	28,730
Pediatrix Medical
Group, Inc.*	800	28,520
Amerigroup Corp.*	600	22,320
Priority Healthcare
Corp.*	1,100	20,405
Accredo Health, Inc.*	900	19,620
US Oncology, Inc.*	2,500	18,475
NDC Health Corp.	1,000	18,350
Amsurg Corp.*	600	18,300
Province Healthcare
Co.*	1,500	16,605
Covance, Inc.*	800	14,480
Cerner Corp.*	600	13,770
Owens & Minor Inc./
Hldg Co.	600	13,410
Apria Healthcare Group,
Inc.*	500	12,440
Service Corp.
International/US*	3,100	11,997
Odyssey Healthcare,
Inc.*	299	11,063

* Non-Income Producing Securities

See Notes to Financial Statements.

MEKROS FUND
SCHEDULE OF INVESTMENTS (Unaudited) (continued) June 30, 2003

		MARKET
		VALUE
	SHARES	(NOTE 1)

Genesis Health Ventures,
Inc.*	600	$10,590
Sierra Health Services*	500	10,000
Pacificare Health
Systems — Class A*	200	9,866
Dendrite International,
Inc.*	700	9,016
Sunrise Senior Living,
Inc.*	400	8,952
Centene Corp.*	200	7,780
Hooper Holmes, Inc.	1,200	7,728
Select Medical Corp.*	300	7,449
Orthodontic Centers of
America, Inc.*	900	7,209
Parexel International
Corp.*	500	6,975
Cardinal Health, Inc.	100	6,430
Curative Health
Services, Inc.*	300	5,100
RehabCare Group, Inc.*	300	4,395
Impath, Inc.*	300	4,242
Cryolife, Inc.*	400	4,140
Kindred Healthcare, Inc.*	200	3,568

Total Health Care
Providers & Services		460,684

Biotechnology 2.4%
Techne Corp.*	1,900	57,646
Cephalon, Inc.*	1,000	41,160
Idexx Laboratories,
Inc.*	900	30,312
Enzo Biochem, Inc.*	1,050	22,596
Regeneron Pharmaceuticals,
Inc.*	1,300	20,475
ImClone Systems, Inc.*	600	18,972
Protein Design Labs,
Inc.*	1,000	13,980
Corixa Corp.*	1,710	13,218
Amylin Pharmaceuticals,
Inc.*	600	13,134
Abgenix, Inc.*	1,100	11,539
Applera Corp.—Celera
Genomics Group*	1,000	10,320
NPS Pharmaceuticals,
Inc.*	400	9,736

		MARKET
		VALUE
	SHARES	(NOTE 1)

Genta, Inc.*	700	$9,324
Trimeris, Inc.*	200	9,136
Tularik, Inc.*	900	8,946
CV Therapeutics, Inc.*	300	8,898
Tanox, Inc.*	500	8,025
Incyte Corp.*	1,700	7,888
Cell Genesys, Inc.*	900	7,776
Enzon Pharmaceuticals,
Inc.*	600	7,512
Zymo Genetics, Inc.*	600	6,984
Alexion Pharmaceuticals,
Inc.*	400	6,820
Orasure Technologies,
Inc.*	900	6,714
Gene Logic, Inc.*	1,100	6,567
InterMune, Inc.*	400	6,444
OSI Pharmaceuticals,
Inc.*	200	6,442
Telik, Inc.*	400	6,428
Exelixis, Inc.*	900	6,246
Arena Pharmaceuticals,
Inc.*	900	5,976
Transkaryotic Therapies,
Inc.*	500	5,770
Caliper Technologies
Corp.*	1,200	5,460
Savient Pharmaceuticals,
Inc.*	1,100	5,104
United Therapeutics
Corp.*	200	4,356
Nabi Biopharmeceuticals*	600	4,116
La Jolla Pharmaceutical
Co.*	1,200	3,924
Neurogen Corp.*	700	3,192
Arqule, Inc.*	400	1,680
Deltagen, Inc.*	12,830	1,668

Total Biotechnology		424,484

Pharmaceuticals 1.3%
Medicis Pharmaceutical—
Class A	500	28,350
Alpharma, Inc.—
Class A	1,300	28,080
Sepracor, Inc.*	1,200	21,636
Aaipharma, Inc.*	800	15,904

* Non-Income Producing Securities

See Notes to Financial Statements.

SEMI-ANNUAL REPORT 39

MEKROS FUND
SCHEDULE OF INVESTMENTS (Unaudited) (continued) June 30, 2003

		MARKET
		VALUE
	SHARES	(NOTE 1)

Endo Pharmaceuticals
Holdings, Inc.*	900	$15,228
MGI Pharma, Inc.*	500	12,815
Esperion Therapeutics,
Inc.*	600	11,754
Bentley Pharmaceuticals,
Inc.*	800	10,520
Antigenics, Inc.*	800	9,216
K-V Pharmaceutical
Co.*	300	8,340
Cima Labs, Inc.*	300	8,067
Adolor Corp.*	600	7,362
Atrix Labs, Inc.*	300	6,597
The Medicines Co.*	300	5,976
Guilford Pharmaceuticals,
Inc.*	1,200	5,448
Ligand Pharmaceuticals,
Inc.*	400	5,436
Noven Pharmaceuticals,
Inc.*	400	4,096
Rigel Pharmaceuticals,
Inc.*	344	3,731
American Pharmaceutical
Partners, Inc.*	100	3,390
Perrigo Co.	200	3,128
Vivus, Inc.*	600	3,084

Total Pharmaceuticals		218,158

Total Health Care		1,697,085

ENERGY 3.8%
Oil & Gas 2.2%
Spinnaker
Exploration Co.*	1,500	39,300
Newfield
Exploration Co.*	1,000	37,550
Patina Oil & Gas Corp.	900	28,935
Harvest Natural
Resources, Inc.*	3,600	22,932
St. Mary Land &
Exploration Co	800	21,840
Vintage Petroleum, Inc.	1,900	21,432
Stone Energy Corp.*	500	20,960
Nuevo Energy Co.*	1,200	20,940
Tom Brown, Inc.*	700	19,453

		MARKET
		VALUE
	SHARES	(NOTE 1)

Cimarex Energy Co.*	700	$16,625
Cabot Oil & Gas Corp.—
Class A	600	16,566
Evergreen Resources,
Inc.*	300	16,293
Swift Energy Co.*	1,400	15,400
Magnum Hunter
Resources, Inc.*	1,800	14,382
Remington Oil & Gas
Corp.*	500	9,190
Penn Virginia Corp.	200	8,600
The Exploration Co.
Of Delaware, Inc.*	1,900	8,512
Frontier Oil Corp.	500	7,600
Houston Exploration
Co.*	200	6,940
Transmontaigne Oil
Co.*	900	5,832
Plains Resources, Inc.*	400	5,660
Tesoro Petroleum
Corp.*	800	5,504
Overseas Shipholding
Group	200	4,402
Prima Energy Corp.*	200	4,176
Range Resources
Corp.*	100	627

Total Oil & Gas		379,651

Energy Equipment & Services 1.6%
Veritas DGC, Inc.*	3,200	36,800
Maverick Tube Corp.*	1,200	22,980
Seacor Smit, Inc.*	600	21,894
Oceaneering International,
Inc.*	800	20,440
Offshore Logistics, Inc.*	800	17,400
Lufkin Industries, Inc.	700	17,045
Unit Corp.*	800	16,728
CAL Dive International,
Inc.*	700	15,260
Universal Compression
Holdings, Inc.*	700	14,602
Key Energy Services,
Inc.*	1,200	12,864
CARBO Ceramics, Inc.	300	11,160
Hydril Co.*	400	10,900

* Non-Income Producing Securities

See Notes to Financial Statements.

MEKROS FUND
SCHEDULE OF INVESTMENTS (Unaudited) (continued) June 30, 2003

		MARKET
		VALUE
	SHARES	(NOTE 1)

Lone Star Technologies*	500	$10,590
W-H Energy Services,
Inc.*	500	9,740
Natco Group, Inc.*	1,400	9,562
Tetra Technologies,
Inc.*	300	8,895
Atwood Oceanics,
Inc.*	300	8,145
Dril-Quip, Inc.*	300	5,460
Input/Output, Inc.*	900	4,842
Trico Marine Services,
Inc.*	1,200	4,704
Newpark Resources,
Inc.*	600	3,288

Total Energy
Equipment & Services		283,299

Total Energy		662,950

MATERIALS 3.3%
Chemicals 1.7%
Georgia Gulf Corp.	3,300	65,340
Cytec Industries, Inc.*	1,500	50,700
The Scotts Co.*	600	29,700
Crompton Corp.	2,800	19,740
MacDermid, Inc.	600	15,780
Great Lakes Chemical
Corp.	700	14,280
Cambrex Corp.	500	11,510
FMC Corp.*	500	11,315
HB Fuller Co.	500	11,010
Airgas, Inc.	500	8,375
Schulman A., Inc.	500	8,030
Arch Chemicals, Inc.	400	7,640
PolyOne Corp.	1,700	7,565
Om Group, Inc.	500	7,365
Wellman, Inc.	600	6,720
Quaker Chemical Corp.	200	5,010
Minerals Technologies,
Inc.	100	4,866
Material Sciences Corp.*	300	2,910
Omnova Solutions, Inc.*	700	2,828
Penford Corp.	200	2,234

Total Chemicals		292,918

		MARKET
		VALUE
	SHARES	(NOTE1)

Metals & Mining 0.8%
Worthington Industries	4,100	$54,940
Massey Energy Co.	1,400	18,410
Steel Dynamics, Inc.*	900	12,330
Century Aluminum Co.	1,700	11,951
Hecla Mining Co.*	2,400	10,152
Quanex Corp.	300	8,916
Commercial Metals Co.	500	8,895
Ryerson Tull, Inc.	500	4,390
RTI International Metals,
Inc.*	400	4,332
Stillwater Mining Co.*	800	4,112
Cleveland-Cliffs, Inc.*	200	3,570
Brush Engineered
Materials, Inc.*	300	2,505
Steel Technologies, Inc.	200	2,022
Imco Recycling, Inc.*	300	1,992
AM Castle & Co.*	300	1,965
Commonwealth
Industries, Inc.	300	1,416

Total Metals & Mining		151,898

Containers & Packaging 0.4%
Aptargroup, Inc.	700	25,200
Longview Fibre Co.	1,800	14,760
Rock-Tenn Co.—
Class A	600	10,170
Chesapeake Corp.	300	6,555
Myers Industries, Inc.	500	4,750
Caraustar
Industries, Inc.*	500	4,005

Total Containers &
Packaging		65,440

Construction Materials 0.3%
AMCOL International
Corp.	3,200	24,640
Florida Rock Industries,
Inc.	500	20,640
Texas Industries, Inc. .	400	9,520

Total Construction Materials		54,800

Paper & Forest Products 0.1%
Deltic Timber Corp. .	200	5,690
Buckeye Technologies,
Inc.*	700	4,760

* Non-Income Producing Securities

See Notes to Financial Statements.

SEMI-ANNUAL REPORT41

MEKROS FUND
SCHEDULE OF INVESTMENTS (Unaudited) (continued) June 30, 2003

		MARKET
		VALUE
	SHARES	(NOTE 1)

Pope & Talbot, Inc.	300	$3,315

Total Paper &
Forest Products		13,765

Total Materials		578,821

UTILITIES 3.0%
Electric Utilities 1.4%
WPS Resources Corp.	1,200	48,240
Empire District
Electric Co.	2,100	45,675
DQE, Inc.	1,700	25,619
Otter Tail Power Co. .	800	21,584
Cleco Corp.	900	15,588
Black Hills Corp.	500	15,350
CH Energy Group, Inc.	300	13,500
UIL Holdings Corp. .	300	12,165
Unisource Energy Corp.	600	11,280
El Paso Electric Co.*	900	11,097
Central Vermont Public
Service Corp.	500	9,775
Green Mountain Power	100	2,000

Total Electric Utilities		231,873

Gas Utilities 0.9%
UGI Corp.	800	25,360
Piedmont Natural
Gas Co.	600	23,286
Atmos Energy Corp. .	800	19,840
New Jersey Resources
Corp.	500	17,750
Southern Union Co.*	1,000	16,770
Northwest Natural
Gas Co.	500	13,625
Southwest Gas Corp.	600	12,708
Southwestern
Energy Co.*	600	9,006
Laclede Gas Co.	300	8,040
NUI Corp.	300	4,656
Cascade Natural
Gas Corp.	200	3,820

Total Gas Utilities		154,861

Water Utilities 0.5%
SJW Corp.	800	68,200

		MARKET
		VALUE
	SHARES	(NOTE 1)

California Water
Service Group	400	$11,248
American States
Water Co.	300	8,190

Total Water Utilities		87,638

Multi-Utilities 0.2%
Energen Corp.	600	19,980
Avista Corp.	900	12,735
Sierra Pacific
Resources*	1,100	6,534
Northwestern Corp.	700	1,400

Total Multi-Utilities		40,649

Total Utilities		515,021

CONSUMER STAPLES 2.6%
Food Products 1.0%
American Italian
Pasta Co.*	800	33,320
Ralcorp Holdings, Inc.*	800	19,968
Corn Products
International, Inc.	600	18,018
Sensient Technologies
Corp.	700	15,967
JM Smucker Co.	400	15,956
Delta & Pine Land Co.	700	15,386
Flowers Foods, Inc.	750	14,820
Hain Celestial Group*	600	9,594
International Multifoods
Corp.*	300	6,873
J & J Snack Foods Corp.*	200	6,326
Interstate Bakeries	400	5,080
Lance, Inc.	500	4,565

Total Food Products		165,873

Food & Drug Retailing 0.8%
Wild Oats Markets,
Inc.*	3,600	39,240
Performance Food
Group Co.*	800	29,600
Duane Reade, Inc.*	1,400	20,650
Casey’s General Stores,
Inc.	900	12,726
Seven-Eleven, Inc.*	1,200	12,660
United Natural Foods*	300	8,442

* Non-Income Producing Securities

See Notes to Financial Statements.

MEKROS FUND
SCHEDULE OF INVESTMENTS (Unaudited) (continued) June 30, 2003

		MARKET
		VALUE
	SHARES	(NOTE 1)

Great Atlantic & Pacific
Tea Co.*	700	$6,160
Nash Finch Co.	200	3,330
Weis Markets, Inc.	100	3,102

Total Food & Drug Retailing		135,910

Personal Products 0.4%
Natures Sunshine
Products, Inc.	4,400	35,244
NBTY, Inc.*	1,200	25,272

Total Personal Products		60,516

Beverages 0.2%
Coca-Cola Bottling Co.
Consolidated	200	10,920
National Beverage Corp.*	700	9,730
Boston Beer, Inc.*	600	8,640
Robert Mondavi*	100	2,531

Total Beverages		31,821

Household Products 0.1%
Rayovac Corp.*	1,300	16,835
WD-40 Co.	300	8,565

Total Household Products		25,400

Tobacco 0.1%
Schweitzer-Mauduit
International, Inc.	700	16,898
DIMON, Inc.	800	5,728

Total Tobacco		22,626

Total Consumer Staples		442,146

TELECOMMUNICATION SERVICES 0.7%
Diversified Telecommunication
Services 0.4%
Talk America Holdings,
Inc.*	1,800	19,638

		MARKET
		VALUE
	SHARES	(NOTE 1)

Commonwealth Telephone
Enterprises, Inc.*	400	$17,588
Golden Telecom, Inc.*	500	11,220
General Communication,
Inc.*	1,000	8,660
Infonet Service
Corp.*	4,800	7,632
Shenandoah Telecom
Co.	100	4,796

Total Diversified Telecommunication
Services		69,534

Wireless Telecommunication
Services 0.3%
At Road, Inc.*	1,700	18,564
Crown Castle International
Corp.*	1,300	10,101
Nextel Partners, Inc.*	1,100	8,030
Triton PCS Holdings,
Inc.*	1,100	5,555
Boston Communications
Group, Inc.*	300	5,139
Metro One Telecommunications,
Inc.*	400	2,064

Total Wireless Telecommunication
Services		49,453

Total Telecommunication
Services		118,987

Total Common Stocks
(Cost $11,283,339)		13,046,540

* Non-Income Producing Securities

See Notes to Financial Statements.

SEMI-ANNUAL REPORT 43

MEKROS FUND
SCHEDULE OF INVESTMENTS (Unaudited) (concluded) June 30, 2003

		MARKET
	FACE	VALUE
	AMOUNT	(NOTE 1)

FEDERAL AGENCY DISCOUNT NOTES 17.3%
Fannie Mae
0.98% due 07/16/03	$1,000,000	$999,591
Farmer Mac
0.92% due 07/14/03	1,000,000	999,668
Freddie Mac
0.98% due 07/11/03	1,000,000	999,728

Total Federal Agency Discount Notes (Cost $2,998,987)		2,998,987

REPURCHASE AGREEMENTS 7.3%
Repurchase Agreement (Note 3)
1.13% due 07/01/03	316,891	316,891
1.07% due 07/01/03	315,127	315,127
0.99% due 07/01/03	312,298	312,298
0.95% due 07/01/03	316,891	316,891

Total Repurchase Agreements (Cost $1,261,207)		1,261,207

Total Investments 100% (Cost $15,543,533)		$17,306,734

		UNREALIZED
		LOSS
	CONTRACTS	(NOTE 1)

Futures Contracts Purchased
September 2003 Russell 2000 Futures Contracts
(Aggregate Market Value of Contracts $6,870,375)	31	$(35,144)

	UNITS

Equity Index Swap Agreement
July 2003 Russell 2000 Index Swap, Maturing 07/20/2003**
(Total Notional Value $7,644,201)	16,366	$(24,777)

** Price Return based on Russell 2000 Index +/- financing at a variable rate

See Notes to Financial Statements.

U.S. GOVERNMENT BOND FUND
SCHEDULE OF INVESTMENTS (Unaudited) June 30, 2003

		MARKET
	FACE	VALUE
	AMOUNT	(NOTE 1)

Federal Agency Discount Notes 25.4%
Fannie Mae
0.98% due 07/16/03	$1,200,000	$1,199,510
Federal Farm Credit Bank
0.98% due 07/02/03	1,200,000	1,199,967
Federal Home Loan Bank
0.98% due 07/25/03	1,200,000	1,199,216
Freddie Mac
0.98% due 07/18/03	1,200,000	1,199,445

Total Federal Agency Discount Notes (Cost $4,798,138)		4,798,138

U. S.Treasury Obligations 26.9%
U.S.Treasury Bond
5.38% due 02/15/31	4,513,000	5,091,228

Total U.S.Treasury Obligations (Cost $4,235,579)		5,091,228

Repurchase Agreements 47.7%
Repurchase Agreement (Note 3)
1.13% due 07/01/03	2,262,822	2,262,822
1.07% due 07/01/03	2,250,222	2,250,222
0.99% due 07/01/03	2,230,028	2,230,028
0.95% due 07/01/03	2,262,822	2,262,822

Total Repurchase Agreements (Cost $9,005,894)		9,005,894

Total Investments 100% (Cost $18,039,611)		$18,895,260

		UNREALIZED
		LOSS
	CONTRACTS	(NOTE 1)

Futures Contracts Purchased
September 2003 U.S.Treasury Bond Futures Contracts
(Aggregate Market Value of Contracts $27,171,375)	231	$(2,558)

See Notes to Financial Statements.

SEMI-ANNUAL REPORT 45

JUNO FUND
SCHEDULE OF INVESTMENTS (Unaudited) June 30, 2003

		MARKET
	FACE	VALUE
	AMOUNT	(NOTE 1)

Federal Agency Discount Notes 51.6%
Fannie Mae
0.90% due 07/02/03	$1,300,000	$1,299,968
0.95% due 07/02/03	1,000,000	999,974
Federal Home Loan Bank
0.98% due 07/02/03	250,000	249,993
Federal Farm Credit Bank
0.95% due 07/02/03	300,000	299,992
Sallie Mae
0.95% due 07/01/03	300,000	300,000

Total Federal Agency Discount Notes (Cost $3,149,927)		3,149,927

Repurchase Agreements 48.4%
Repurchase Agreement (Note 3)
1.13% due 07/01/03	1,120,498	1,120,498
1.07% due 07/01/03	714,258	714,258
0.99% due 07/01/03	1,104,258	1,104,258
0.95% due 07/01/03	20,498	20,498

Total Repurchase Agreements (Cost $2,959,512)		2,959,512

Total Investments 100% (Cost $6,109,439)		$6,109,439

		UNREALIZED
		GAIN
	CONTRACTS	(NOTE 1)

Futures Contracts Sold Short
September 2003 U.S.Treasury Bond Index Futures Contracts
(Aggregate Market Value of Contracts $13,644,500)	116	$226,241

See Notes to Financial Statements.

LARGE-CAP EUROPE FUND
SCHEDULE OF INVESTMENTS (Unaudited) June 30, 2003

		MARKET
	FACE	VALUE
	AMOUNT	(NOTE 1)

Federal Agency Discount Notes 39.0%
Farmer Mac
0.92% due 07/14/03	$400,000	$399,867
Federal Farm Credit Bank
0.95% due 07/02/03	400,000	399,990
Federal Home Loan Bank
1.00% due 07/02/03	400,000	399,989
Freddie Mac
0.98% due 07/11/03	400,000	399,891
Sallie Mae
0.95% due 07/01/03	400,000	400,000

Total Federal Agency Discount Notes (Cost $1,999,737)		1,999,737

Repurchase Agreements 61.0%
Repurchase Agreement (Note 3)
1.13% due 07/01/03	785,770	785,770
1.07% due 07/01/03	781,394	781,394
0.99% due 07/01/03	774,382	774,382
0.95% due 07/01/03	785,770	785,770

Total Repurchase Agreements (Cost $3,127,316)		3,127,316

Total Investments 100% (Cost $5,127,053)		$5,127,053

		UNREALIZED
		LOSS
	CONTRACTS	(NOTE 1)

Futures Contracts Purchased
September 2003 Euro Currency Futures Contracts
(Aggregate Market Value of Contracts $286,725)	2	$(5,783)

	UNITS

Equity Index Swap Agreement
July 2003 Dow Jones Europe STOXX 50 Index Swap, Maturing 07/19/03
(Total Notional Value $8,497,422)	2,900	$(486,016)

* Price Return based on Dow Jones Europe STOXX 50 Index +/- financing at a variable rate.

See Notes to Financial Statements.

SEMI-ANNUAL REPORT 47

LARGE-CAP JAPAN FUND
SCHEDULE OF INVESTMENTS (Unaudited) June 30, 2003

		MARKET
	FACE	VALUE
	AMOUNT	(NOTE1)

Federal Agency Discount Notes 100.0%
Fannie Mae
0.96% due 07/02/03	$1,000,000	$999,973
Farmer Mac
0.92% due 07/14/03	1,500,000	1,499,502
Federal Farm Credit Bank
0.95% due 07/02/03	2,000,000	1,999,947
Federal Home Loan Bank
0.93% due 07/07/03	1,500,000	1,499,768
Sallie Mae
0.95% due 07/01/03	2,000,000	2,000,000

Total Federal Agency Discount Notes (Cost $7,999,190)		7,999,190

Total Investments 100% (Cost $7,999,190)		$7,999,190

		UNREALIZED
		GAIN (LOSS)
	CONTRACTS	(NOTE 1)

Futures Contracts Purchased
September 2003 Yen Currency Exchange Futures Contracts
(Aggregate Market Value of Contracts $104,613)	1	$(2,115)
September 2003 Nikkei 225 Futures Contracts
(Aggregate Market Value of Contracts $90,650)	2	1,172

Total Futures Contracts Purchased		$(943)

	UNITS

Equity Index Swap Agreement

July 2003 Topix 100 Index Swap, Maturing 07/23/03*
(Total Notional Market Value $7,836,495)	1,242,131	$(216,481)

* Price Return based on Topix 100 Index +/- financing at a variable rate.

See Notes to Financial Statements.

SECTOR ROTATION FUND
SCHEDULE OF INVESTMENTS (Unaudited) June 30, 2003

		MARKET
		VALUE
	SHARES	(NOTE 1)

COMMON STOCKS 93.7%
INFORMATION TECHNOLOGY 24.2%
Internet Software & Services 8.2%
Yahoo!, Inc.*	6,720	$220,147
VeriSign, Inc.*	6,720	92,938
Expedia, Inc.—Class A*	1,030	78,980
Overture Services, Inc.*	3,780	68,531
Earthlink, Inc.*	7,020	55,388
RealNetworks, Inc.* .	7,970	54,037
WebEx Communications,
Inc.*	3,740	52,173
DoubleClick, Inc.*	5,570	51,523
Internet Security
Systems*	3,270	47,382
United Online, Inc.* .	1,580	40,037
PEC Solutions, Inc.* .	2,410	38,801
Ariba, Inc.*	12,960	38,491
Open Text Corp.*	1,000	28,250

Total Internet Software
& Services		866,678

Communications Equipment 7.9%
Cisco Systems, Inc.* .	9,940	165,899
Nokia OYJ SP ADR	8,330	136,862
Qualcomm, Inc.	2,250	80,437
Motorola, Inc.	7,960	75,063
Alcatel SP ADR*	5,930	53,074
Nortel Networks
Corp.*	17,220	46,494
Lucent Technologies,
Inc.*	22,460	45,594
Corning, Inc.*	5,860	43,305
JDS Uniphase Corp.*	9,040	31,730
UTStarcom, Inc.*	860	30,590
Juniper Networks,
Inc.*	2,330	28,822
Scientific-Atlanta, Inc.	1,150	27,416
Comverse Technology,
Inc.*	1,650	24,800
Ciena Corp.*	4,590	23,822
Tellabs, Inc.*	3,190	20,958

Total Communications
Equipment		834,866

		MARKET
		VALUE
	SHARES	(NOTE 1)

Computers & Peripherals 7.8%
International Business
Machines Corp.	2,020	$166,650
Hewlett-Packard Co..	6,880	146,544
Dell Computer Corp.*	4,370	139,665
EMC Corp./
Massachusetts*	6,670	69,835
Sun Microsystems,
Inc.*	15,150	69,690
Apple Computer, Inc.*	2,470	47,226
Lexmark International,
Inc.—Class A*	550	38,923
Network Appliance,
Inc.*	1,980	32,096
Sandisk Corp.*	700	28,245
Storage Technology
Corp.*	940	24,196
Maxtor Corp.*	3,180	23,882
NCR Corp.*	910	23,314
Western Digital
Corp.*	2,080	21,424

Total Computers &
Peripherals		831,690

Software 0.3%
Check Point Software
Technologies*	1,490	29,130

Total Software		29,130

Total Information
Technology		2,562,364

CONSUMER DISCRETIONARY 23.0%
Internet & Catalog Retail 8.8%
Interactive Corp.*	7,995	316,362
eBay, Inc.*	2,330	242,739
Amazon.Com, Inc.*	5,690	207,628
NetFlix, Inc.*	1,740	44,457
Priceline.com, Inc.*	1,941	43,459
ValueVision Media, Inc.
—Class A*	1,930	26,306
Insight Enterprises,
Inc.*	2,610	26,257

* Non-Income Producing Securities

ADR—American Depository Receipt

See Notes to Financial Statements.

SEMI-ANNUAL REPORT 49

SECTOR ROTATION FUND
SCHEDULE OF INVESTMENTS (Unaudited) (continued) June 30, 2003

		MARKET
		VALUE
	SHARES	(NOTE 1)

Alloy, Inc.*	2,350	$15,158
The J.Jill Group, Inc.*	860	14,482

Total Internet & Catalog
Retail		936,848

Specialty Retail 6.9%
Home Depot, Inc.	3,910	129,499
Lowe’s Cos., Inc.	1,960	84,182
The Gap, Inc.	3,060	57,406
Best Buy Co., Inc.*	1,190	52,265
Bed Bath & Beyond,
Inc.*	1,320	51,229
TJX Cos., Inc.	2,420	45,593
Staples, Inc.*	2,440	44,774
Ltd Brands	2,760	42,780
AutoZone, Inc.*	520	39,505
Tiffany & Co.	990	32,353
Weight Watchers
International, Inc.*	690	31,388
RadioShack Corp.	1,140	29,993
The Sherwin-Williams
Co.	1,090	29,299
Autonation, Inc.*	1,850	29,082
Office Depot, Inc.*	1,990	28,875

Total Specialty Retail		728,223

Hotels Restaurants & Leisure 6.8%
McDonald’s Corp.	4,070	89,784
Carnival Corp.	2,480	80,625
Starbucks Corp.*	2,360	57,867
Marriott International,
Inc.	1,460	56,093
Yum! Brands, Inc.*	1,830	54,095
International Game
Technology*	500	51,165
Starwood Hotels &
Resorts Worldwide,
Inc.	1,560	44,600
Hilton Hotels Corp. .	3,320	42,463
Harrah’s Entertainment,
Inc.*	960	38,630
MGM MIRAGE*	1,120	38,282

		MARKET
		VALUE
	SHARES	(NOTE 1)

Royal Caribbean
Cruises, Ltd.	1,630	$37,751
Brinker International,
Inc.*	960	34,579
Wendy’s International,
Inc.	1,180	34,185
Darden Restaurants, Inc.	1,790	33,974
Outback Steakhouse, Inc.	800	31,200

Total Hotels Restaurants
& Leisure		725,293

Media 0.5%
Fidelity National
Information
Solutions, Inc.*	2,030	52,942

Total Media		52,942

Total Consumer
Discretionary		2,443,306

FINANCIALS 15.6%
Diversified Financials 15.6%
Citigroup, Inc.	9,660	413,448
American Express Co.	6,250	261,312
MBNA Corp.	8,580	178,807
SLM Corp.	3,720	145,712
Capital One Financial
Corp.	2,260	111,147
Principal Financial
Group	3,150	101,588
Moody’s Corp.	1,710	90,134
CIT Group, Inc.	3,040	74,936
Providian Financial
Corp.*	6,160	57,042
Student Loan Corp.	450	56,700
Alliance Capital
Management
Holding-LP	1,400	51,100
Leucadia National
Corp.	1,310	48,627
AmeriCredit Corp.*	4,570	39,074
Financial Federal Corp.*	850	20,740

Total Diversified Financials		1,650,367

Total Financials		1,650,367

* Non-Income Producing Securities

See Notes to Financial Statements.

SECTOR ROTATION FUND
SCHEDULE OF INVESTMENTS (Unaudited) (continued) June 30, 2003

		MARKET
		VALUE
	SHARES	(NOTE 1)

TELECOMMUNICATION SERVICES 8.5%
Wireless Telecommunication
Services 8.5%
Vodafone Group PLC	14,780	$290,427
AT&T Wireless Services,
Inc.*	16,940	139,077
Nextel Communications,
Inc.*	6,310	114,085
America Movil SP ADR de
CV	4,520	84,750
Sprint Corp. -
PCS Group*	12,620	72,565
American Tower
Corp.*	4,720	41,772
Telephone & Data
Systems, Inc.	810	40,257
Crown Castle
International
Corp.*	5,120	39,782
Nextel Partners, Inc.*	4,650	33,945
U.S. Cellular Corp.*	1,040	26,468
Price Communications
Corp.*	1,780	22,980

Total Wireless Telecommunication
Services		906,108

Total Telecommunication
Services		906,108

HEALTH CARE 8.5%
Biotechnology 8.5%
Amgen, Inc.*	2,720	179,357
Genentech, Inc.*	2,230	160,828
Gilead Sciences, Inc.*	1,350	75,033
Medimmune, Inc.*	1,750	63,647
Genzyme Corp. -
General Division*.	1,500	62,700
Chiron Corp.*	1,380	60,334
IDEC Pharmaceuticals
Corp.*	1,390	47,260
Millennium Pharmaceuticals,
Inc.*	2,700	42,471
Biogen, Inc.*	1,010	38,380
Amylin Pharmaceuticals,
Inc.*	1,440	31,522

		MARKET
		VALUE
	SHARES	(NOTE 1)

Celgene Corp.*	980	$29,792
Affymetrix, Inc.*	1,490	29,368
Cephalon, Inc.*	690	28,400
Invitrogen Corp.*	710	27,243
Neurocrine Biosciences,
Inc.*	510	25,469

Total Biotechnology		901,804

Total Health Care		901,804

INDUSTRIALS 7.0%
Airlines 6.8%
Southwest Airlines Co.	12,120	208,464
JetBlue Airways Corp.*	2,110	89,232
Delta Air Lines, Inc.	5,120	75,162
AMR Corp./Del*	5,250	57,750
Skywest, Inc.	2,820	53,749
ExpressJet Holdings,
Inc.*	3,470	52,397
Northwest Airlines
Corp.*	4,580	51,708
Continental Airlines,
Inc.—Class B*	3,410	51,048
Alaska Air Group,
Inc.*	2,000	42,900
Atlantic Coast Airlines
Holdings, Inc.*	3,050	41,144

Total Airlines		723,554

Commercial Services & Supplies 0.2%
School Speciality, Inc.*	860	24,476

Total Commercial Services
& Supplies		24,476

Total Industrials		748,030

UTILITIES 6.9%
Multi-Utilities 6.9%
Duke Energy Corp.	5,550	110,722
EL Paso Corp.	7,400	59,792
The AES Corp.*	9,170	58,229
Williams Cos., Inc.	6,840	54,036
SCANA Corp.	1,500	51,420
Energy East Corp.	2,240	46,502
Questar Corp.	1,280	42,842
Equitable Resources,
Inc.	1,030	41,962

* Non-Income Producing Securities

ADR—American Depository Receipt

See Notes to Financial Statements.

SEMI-ANNUAL REPORT 51

SECTOR ROTATION FUND
SCHEDULE OF INVESTMENTS (Unaudited) (concluded) June 30, 2003

		MARKET
		VALUE
	SHARES	(NOTE 1)

MDU Resources
Group, Inc	1,240	$41,528
National Fuel Gas Co	1,470	38,294
Reliant Resources, Inc.*	6,210	38,067
Oneok, Inc	1,890	37,101
Mirant Corp.*	12,580	36,482
Calpine Corp.*	5,460	36,036
Vectren Corp	1,360	34,068

Total Multi-Utilities		727,081

Total Utilities		727,081

Total Common Stocks (Cost $9,436,309)		9,939,060

	FACE
	AMOUNT

REPURCHASE AGREEMENTS 6.3%
Repurchase Agreement (Note 3)
1.13% due 07/01/03	$168,545	168,545
1.07% due 07/01/03	167,606	167,606
0.99% due 07/01/03	166,102	166,102
0.95% due 07/01/03	168,545	168,545

Total Repurchase Agreements (Cost $670,798)		670,798

Total Investments 100% (Cost $10,107,107)		$10,609,858

* Non-Income Producing Securities

See Notes to Financial Statements.

BANKING FUND
SCHEDULE OF INVESTMENTS (Unaudited) June 30, 2003

			MARKET
			VALUE
		SHARES	(NOTE1)

Common Stocks 98.0%
Wells Fargo & Co.		3,050	$153,720
Bank of America Corp.		1,940	153,318
JP Morgan Chase & Co.	.	3,540	120,997
Washington Mutual, Inc.		2,780	114,814
Bank One Corp.		3,080	114,515
Wachovia Corp.		2,790	111,489
US Bancorp		4,130	101,185
FleetBoston Financial
Corp.		2,490	73,978
BB&T Corp.		2,020	69,286
Golden West Financial
Corp.		830	66,408
First Tennessee National
Corp.		1,370	60,157
The Bank of New York
Co., Inc.		2,000	57,500
Sovereign Bancorp, Inc.	.	3,592	56,215
SunTrust Banks, Inc.		900	53,406
Comerica, Inc.		1,120	52,080
The Colonial BancGroup,
Inc.		3,520	48,822
Webster Financial Corp.		1,250	47,250
Provident Financial
Group, Inc.		1,840	47,159
Fifth Third Bancorp		810	46,445
Northern Trust Corp.		1,060	44,297
Commerce Bancorp,
Inc./NJ		1,190	44,149
Roslyn Bancorp, Inc.		2,020	43,410
Sterling Bancshares,
Inc./ TX		3,311	43,308
The South Financial
Group, Inc.		1,855	43,277
Downey Financial Corp.		1,040	42,952
Wilmington Trust Corp.		1,460	42,851
FirstFed Financial Corp.*		1,180	41,642
Commercial Federal
Corp.		1,950	41,340
Provident Bankshares
Corp.		1,610	40,910
SouthTrust Corp.		1,500	40,800
United Bankshares, Inc.	.	1,380	39,537
Southwest Bancorp of
Texas, Inc.*		1,172	38,102

		MARKET
		VALUE
	SHARES	(NOTE 1)

Regions Financial Corp.	990	$33,442
Astoria Financial Corp.	1,150	32,120
Riggs National Corp.	2,082	31,688
National City Corp.	950	31,075
Compass Bancshares, Inc.	880	30,738
Chittenden Corp.	1,120	30,632
Whitney Holding Corp.	900	28,773
Waypoint Financial Corp.	1,580	28,503
Seacoast Financial
Services Corp.	1,418	28,076
Zions Bancorporation	550	27,836
Freddie Mac	510	25,893
Marshall & Ilsley Corp.	810	24,770
Banknorth Group, Inc.	920	23,478
Commerce Bancshares,
Inc.	583	22,708
IndyMac Bancorp, Inc.	870	22,115
Associated Banc-Corp.	560	20,787
Huntington Bancshares,
Inc.	1,060	20,691
Charter One Financial,
Inc.	645	20,111
TCF Financial Corp.	490	19,522
Greenpoint Financial
Corp.	380	19,357
PNC Financial Services
Group, Inc.	390	19,036
Fremont General Corp.	1,330	18,221
Popular, Inc.	460	17,751
Hibernia Corp.	890	16,162
Cullen/Frost Bankers,
Inc.	500	16,050
Park National Corp.	140	15,995
W Holding Co., Inc.	940	15,905
Fulton Financial Corp.	794	15,777
Citizens Banking
Corp./MI	540	14,456
Hudson City Bancorp,
Inc.	560	14,319
Keycorp	560	14,151
Pacific Capital Bancorp	400	14,020
Bancorpsouth, Inc.	590	12,302
UnionBanCal Corp.	290	11,997
Valley National Bancorp	452	11,910
Trustmark Corp.	440	11,207

* Non-Income Producing Securities

See Notes to Financial Statements.

SEMI-ANNUAL REPORT 53

BANKING FUND
SCHEDULE OF INVESTMENTS (Unaudited) (concluded) June 30, 2003

		MARKET
		VALUE
	SHARES	(NOTE 1)

Mellon Financial Corp.	320	$8,880
Greater Bay Bancorp	426	8,750
Texas Regional Bancshares, Inc.	246	8,536
NetBank, Inc.	620	8,159
M & T Bank Corp.	90	7,580
Mercantile Bankshares Corp.	190	7,482
AmSouth Bancorp	320	6,989
Independence Community Bank Corp.	230	6,491
Republic Bancorp, Inc./MI	450	6,039
Synovus Financial Corp.	280	6,020
Sky Financial Group, Inc.	240	5,213
Citigroup, Inc.	120	5,136
Union Planters Corp.	145	4,499
City National Corp.	100	4,456
BSB Bancorp, Inc.	130	3,227

Total Common Stocks (Cost $2,635,162)		2,954,350

	FACE
	AMOUNT

Repurchase Agreements 2.0%
Repurchase Agreement (Note 3)
1.13% due 07/01/03	$15,062	15,062
1.07% due 07/01/03	14,979	14,979
0.99% due 07/01/03	14,844	14,844
0.95% due 07/01/03	15,062	15,062

Total Repurchase Agreements (Cost $59,947)		59,947

Total Investments 100% (Cost $2,695,109)		$3,014,297

See Notes to Financial Statements.

BASIC MATERIALS FUND
SCHEDULE OF INVESTMENTS (Unaudited) June 30, 2003

			MARKET
			VALUE
	SHARES		(NOTE1)

Common Stocks 96.9%
Du Pont EI de Nemours
& Co.		3,262	$135,830
The Dow Chemical Co.	.	3,742	115,852
Alcoa, Inc.		3,573	91,111
Newmont Mining Corp.		2,485	80,663
Praxair, Inc.		1,197	71,940
PPG Industries, Inc.		1,376	69,818
Air Products & Chemicals,
Inc.		1,625	67,600
International Paper Co.	.	1,819	64,993
Rohm & Haas Co.		1,988	61,688
Weyerhaeuser Co.		1,003	54,162
Sealed Air Corp.*		983	46,850
Pactiv Corp.*		2,324	45,806
Bemis Co.		948	44,366
Nucor Corp.		891	43,525
Sonoco Products Co.		1,809	43,452
Temple-Inland, Inc.		993	42,610
Sigma-Aldrich Corp.		759	41,123
Cabot Corp.		1,376	39,491
Packaging Corp. of
America*		2,125	39,164
Georgia-Pacific Corp.		2,060	39,037
Vulcan Materials Co.		1,033	38,293
Ecolab, Inc.		1,458	37,325
Monsanto Co.		1,682	36,398
Bowater, Inc.		968	36,252
The Scotts Co.*		724	35,838
Engelhard Corp.		1,431	35,446
Albemarle Corp.		1,254	35,074
Boise Cascade Corp.		1,458	34,846
Rayonier, Inc.		1,055	34,815
Freeport-McMoRan
Copper & Gold, Inc.	.	1,401	34,324
Hercules, Inc.*		3,344	33,106
MacDermid, Inc.		1,237	32,533
Airgas, Inc.		1,876	31,423
MeadWestvaco Corp.		1,264	31,221
Crompton Corp.		4,394	30,978
RPM International, Inc.	.	2,125	29,219
Steel Dynamics, Inc.*		2,130	29,181
Potlatch Corp.		1,112	28,634
Wausau-Mosinee Paper
Corp.		2,461	27,563

		MARKET
		VALUE
	SHARES	(NOTE 1)

Phelps Dodge Corp.*	694	$26,608
Longview Fibre Co.	3,225	26,445
Chesapeake Corp.	1,197	26,154
IMC Global, Inc.	3,633	24,377
Cleveland-Cliffs, Inc.*	1,299	23,187
Cytec Industries, Inc.*	684	23,119
United States Steel Corp.	1,346	22,034
International Flavors &
Fragrances, Inc.	687	21,936
Rock-Tenn Co.—Class A	1,279	21,679
Allegheny Technologies,
Inc.	3,272	21,595
Cambrex Corp.	922	21,224
Aptargroup, Inc.	569	20,484
Valspar Corp.	473	19,970
Om Group, Inc.	1,339	19,723
Lyondell Chemical Co.	1,428	19,321
Florida Rock Industries,
Inc.	453	18,700
Eastman Chemical Co.	575	18,210
Deltic Timber Corp.	634	18,037
Steel Technologies, Inc.	1,754	17,733
Caraustar Industries, Inc.*	2,023	16,204
Carpenter Technology	973	15,179
Glatfelter	1,005	14,824
Stillwater Mining Co.*	2,824	14,515
RTI International Metals,
Inc.*	1,332	14,426
Massey Energy Co.	1,050	13,808
Ball Corp.	299	13,607
Martin Marietta Materials,
Inc.	391	13,142
Peabody Energy Corp.	391	13,134
AK Steel Holding Corp.*	3,521	12,746
Buckeye Technologies,
Inc.*	1,737	11,812
FMC Corp.*	510	11,541
Lubrizol Corp.	346	10,723
Commercial Metals Co.	592	10,532
Texas Industries, Inc.	438	10,424
Myers Industries, Inc.	1,050	9,975
Worthington Industries	734	9,836
PolyOne Corp.	2,172	9,665
Solutia, Inc.	4,384	9,557
Arch Coal, Inc.	408	9,376

* Non-Income Producing Securities

See Notes to Financial Statements.

SEMI-ANNUAL REPORT 55

BASIC MATERIALS FUND
SCHEDULE OF INVESTMENTS (Unaudited) (concluded) June 30, 2003

		MARKET
		VALUE
	SHARES	(NOTE 1)

Louisiana-Pacific Corp.*	806	$8,697
Century Aluminum Co.	1,132	7,958
Minerals Technologies, Inc.	147	7,153
Omnova Solutions, Inc.*	1,727	6,977
AM Castle & Co.*	1,050	6,878
Great Lakes Chemical Corp.	306	6,242
Pope & Talbot, Inc.	555	6,133
Ferro Corp.	249	5,610
Olin Corp.	326	5,575
Schulman A., Inc.	264	4,240
Owens-Illinois, Inc.*	306	4,214
Brush Engineered Materials, Inc.*	361	3,014
Ryerson Tull, Inc.	316	2,774
HB Fuller Co.	112	2,466
Georgia Gulf Corp.	92	1,822
Lafarge North America, Inc.	52	1,607
Akzo Nobel NV	50	1,333

Total Common Stocks (Cost $2,465,974)		2,609,805

	FACE
	AMOUNT

Repurchase Agreements 3.1%
Repurchase Agreement (Note 3)
1.13% due 07/01/03	$20,993	20,993
1.07% due 07/01/03	20,876	20,876
0.99% due 07/01/03	20,688	20,688
0.95% due 07/01/03	20,993	20,993

Total Repurchase Agreements (Cost $83,550)		83,550

Total Investments 100% (Cost $2,549,524)		$2,693,355

* Non-Income Producing Securities

See Notes to Financial Statements.

BIOTECHNOLOGY FUND
SCHEDULE OF INVESTMENTS (Unaudited) June 30, 2003

		MARKET
		VALUE
	SHARES	(NOTE 1)

Common Stocks 97.5%
Amgen, Inc.*	25,242	$1,664,457
Medimmune, Inc.*	8,908	323,984
Genzyme Corp. - General
Division*	7,532	314,838
Chiron Corp.*	7,063	308,794
Biogen, Inc.*	6,642	252,396
IDEC Pharmaceuticals
Corp.*	7,120	242,080
Ligand Pharmaceuticals,
Inc.*	17,665	240,067
OSI Pharmaceuticals,
Inc.*	6,624	213,359
ImClone Systems, Inc.*	5,939	187,791
Cephalon, Inc.*	4,360	179,458
Ilex Oncology, Inc.*	9,185	178,281
Gilead Sciences, Inc.*	3,113	173,021
Human Genome
Sciences, Inc.*	13,084	166,428
Regeneron
Pharmaceuticals, Inc.*	10,500	165,375
Invitrogen Corp.*	4,275	164,032
Nektar Therapeutics*	17,490	161,433
Antigenics, Inc.*	12,658	145,820
NPS Pharmaceuticals,
Inc.*	5,967	145,237
Atrix Labs, Inc.*	6,551	144,056
Amylin Pharmaceuticals,
Inc.*	6,549	143,358
Tularik, Inc.*	14,294	142,082
Abgenix, Inc.*	13,539	142,024
Neurocrine Biosciences,
Inc.*	2,750	137,335
Trimeris, Inc.*	2,986	136,400
Tanox, Inc.*	8,325	133,616
Vertex Pharmaceuticals,
Inc.*	9,130	133,298
Telik, Inc.*	8,097	130,119
Alkermes, Inc.*	11,908	128,011
United Therapeutics
Corp.*	5,813	126,607
Myriad Genetics, Inc.*	8,850	120,448
Diversa Corp.*	12,120	119,140
Cell Genesys, Inc.*	13,081	113,020

		MARKET
		VALUE
	SHARES	(NOTE 1)

Cell Therapeutics, Inc.*	10,178	$99,032
Millennium
Pharmaceuticals, Inc.*	6,068	95,450
ICOS Corp.*	2,573	94,558
Genta, Inc.*	6,875	91,575
Transkaryotic Therapies,
Inc.*	7,935	91,570
Idexx Laboratories, Inc.*	2,680	90,262
The Medicines Co.*	4,421	88,066
Protein Design Labs,
Inc.*	6,069	84,845
InterMune, Inc.*	4,937	79,535
Incyte Corp.*	17,115	79,414
Isis Pharmaceuticals,
Inc.*	14,399	76,315
Sepracor, Inc.*	4,140	74,644
BioMarin Pharmaceuticals,
Inc.*	7,494	73,141
CV Therapeutics, Inc.*	2,433	72,163
Cubist Pharmaceuticals,
Inc.*	6,630	70,676
Sangstat Medical Corp.*	5,300	69,377
Alexion Pharmaceuticals,
Inc.*	4,035	68,797
Applera Corp. - Celera
Genomics Group*	5,686	58,680
CuraGen Corp.*	9,467	52,542
QLT, Inc.*	4,030	51,177
Qiagen NV*	5,983	48,582
Luminex Corp.*	8,600	44,376
Medarex, Inc.*	6,395	42,143
Gene Logic, Inc.*	6,848	40,883
Neopharm, Inc.*	2,662	36,869
Immunogen, Inc.*	7,512	32,076
Novavax, Inc.*	5,754	32,050
Exelixis, Inc.*	4,528	31,424
Array Biopharma, Inc.*	8,600	27,090
Pharmacopeia, Inc.*	3,240	26,730
Celgene Corp.*	815	24,776
Exact Sciences Corp.*	2,200	24,112
Enzon Pharmaceuticals,
Inc.*	1,860	23,287
Caliper Technologies
Corp.*	4,650	21,157

* Non-Income Producing Securities

See Notes to Financial Statements.

SEMI-ANNUAL REPORT 57

BIOTECHNOLOGY FUND
SCHEDULE OF INVESTMENTS (Unaudited) (concluded) June 30, 2003

		MARKET
		VALUE
	SHARES	(NOTE 1)

Emisphere Technologies, Inc.*	5,646	$20,326
ID Biomedical Corp.*	1,800	18,792
Arqule, Inc.*	4,000	16,800
Digene Corp.*	600	16,338
Avigen, Inc.*	4,416	15,279
Vaxgen, Inc.*	2,520	13,054
Onyx Pharmaceuticals, Inc.*	1,000	12,330
Serono SP ADR	800	11,648
Albany Molecular Research, Inc.*	755	11,400
Indevus Pharmaceuticals, Inc.*	1,723	10,752
Entremed, Inc.*	2,416	10,026
Biopure Corp.*	1,600	9,776
La Jolla Pharmaceutical Co.*	2,500	8,175

Total Common Stocks (Cost $7,366,591)		9,268,435

	FACE
	AMOUNT

Repurchase Agreements 2.5%
Repurchase Agreement (Note 3)
1.13% due 07/01/03	$60,425	60,425
1.07% due 07/01/03	60,088	60,088
0.99% due 07/01/03	59,548	59,548
0.95% due 07/01/03	60,425	60,425

Total Repurchase Agreements (Cost $240,486)		240,486

Total Investments 100% (Cost $7,607,077)		$9,508,921

* Non-Income Producing Securities

ADR—American Depository Receipt

See Notes to Financial Statements.

CONSUMER PRODUCTS FUND
SCHEDULE OF INVESTMENTS (Unaudited) June 30, 2003

		MARKET
		VALUE
	SHARES	(NOTE 1)

Common Stocks 98.5%
Altria Group, Inc.	6,520	$296,269
PepsiCo., Inc.	6,333	281,818
Anheuser-Busch Cos.,
Inc.	4,890	249,634
The Coca-Cola Co.	5,150	239,011
Kraft Foods, Inc.	6,910	224,920
Procter & Gamble Co.	2,510	223,842
eBay, Inc.*	1,830	190,649
General Mills, Inc.	3,880	183,951
Kimberly-Clark Corp.	3,000	156,420
Hershey Foods Corp.	2,060	143,500
Cendant Corp.*	7,680	140,698
Coca-Cola Enterprises,
Inc.	7,750	140,662
Kellogg Co.	4,090	140,573
Kroger Co.*	8,060	134,441
Tyson Foods, Inc.—
Class A	12,584	133,642
Albertson’s, Inc.	6,910	132,672
Constellation Brands,
Inc.*	4,100	128,740
Clorox Co.	3,010	128,376
NBTY, Inc.*	5,800	122,148
Pepsi Bottling Group, Inc.	6,000	120,120
Alberto-Culver Co.—
Class B	2,310	118,041
Apollo Group, Inc.*	1,785	110,242
The Estee Lauder Cos.,
Inc.—Class A	3,020	101,261
Expedia, Inc.—Class A*	1,320	101,218
Weight Watchers
International, Inc.*	2,190	99,623
Fortune Brands, Inc.	1,880	98,136
Colgate-Palmolive Co	1,650	95,617
Ralcorp Holdings, Inc.* .	3,600	89,856
The Gillette Co.	2,610	83,155
H&R Block, Inc.	1,770	76,552
WD-40 Co.	2,600	74,230
Safeway, Inc.*	3,580	73,247
Whole Foods Market,
Inc.*	1,500	71,295
DIMON, Inc.	9,900	70,884
Career Education Corp.*	1,020	69,788
Newell Rubbermaid, Inc.	2,460	68,880

		MARKET
		VALUE
	SHARES	(NOTE 1)

American Italian Pasta
Co.*	1,600	$66,640
Adolph Coors—Class B	1,360	66,613
Corn Products
International, Inc.	2,200	66,066
McCormick & Co., Inc.	2,400	65,280
Sysco Corp.	2,100	63,084
Dean Foods Co.*	1,915	60,322
Walgreen Co.	2,000	60,200
Alberto-Culver Co.—
Class A	1,200	59,736
Nature’s Sunshine Products,
Inc.	6,940	55,589
Krispy Kreme Doughnuts,
Inc.*	1,280	52,710
CVS Corp.	1,860	52,136
Universal Corp. - Va	1,200	50,760
Archer-Daniels-Midland
Co.	3,880	49,936
ServiceMaster Co.	4,550	48,685
Corinthian Colleges, Inc.*	1,000	48,570
Education Management
Corp.*	910	48,394
Performance Food Group
Co.*	1,300	48,100
Black & Decker Corp.	1,080	46,926
WM Wrigley Jr. Co.	810	45,546
Hormel Foods Corp.	1,900	45,030
The Stanley Works	1,430	39,468
Supervalu, Inc.	1,830	39,016
Sara Lee Corp.	2,060	38,749
Rent-A-Center, Inc.*	510	38,663
ConAgra Foods, Inc.	1,610	37,996
DeVry, Inc.*	1,540	35,867
H.J. Heinz Co.	1,080	35,618
Priceline.com, Inc.*	1,585	35,488
Avon Products, Inc.	550	34,210
Church & Dwight, Inc.	1,010	33,057
ITT Educational Services,
Inc.*	1,060	31,005
Sylvan Learning Systems,
Inc.*	1,290	29,464
United Rentals, Inc.*	2,090	29,030
RJ Reynolds Tobacco
Holdings, Inc.	760	28,280

* Non-Income Producing Securities

See Notes to Financial Statements.

SEMI-ANNUAL REPORT 59

CONSUMER PRODUCTS FUND
SCHEDULE OF INVESTMENTS (Unaudited) (concluded) June 30, 2003

		MARKET
		VALUE
	SHARES	(NOTE 1)

Snap-On, Inc.	970	$28,159
Service Corp.
International/US*	7,110	27,516
Campbell Soup Co.	1,010	24,745
The Scotts Co.*	490	24,255
Energizer Holdings, Inc.*	700	21,980
Tupperware Corp.	1,130	16,227
Pre-Paid Legal Services, Inc.*	620	15,209
Stewart Enterprises, Inc.*	3,530	15,179
Casey’s General Stores, Inc.	1,020	14,423
Sensient Technologies
Corp.	600	13,686
Sotheby’s Holdings*	1,740	12,946
Schweitzer-Mauduit
International, Inc.	500	12,070
Nash Finch Co.	700	11,655
Blyth, Inc.	360	9,792
Flowers Foods, Inc.	400	7,904
UST, Inc.	220	7,707
Interstate Bakeries	600	7,620
Robert Mondavi*	300	7,593
Learning Tree
International, Inc.*	480	7,502
Wild Oats Markets, Inc.*	600	6,540
Brown-Forman Corp.—
Class B	40	3,145

Total Common Stocks (Cost $6,018,944)		6,796,198

	FACE
	AMOUNT

Repurchase Agreements1.5%
Repurchase Agreement (Note 3)
1.13% due 07/01/03	$26,600	26,600
1.07% due 07/01/03	26,452	26,452
0.99% due 07/01/03	26,215	26,215
0.95% due 07/01/03	26,600	26,600

Total Repurchase Agreements (Cost $105,867)		105,867

Total Investments 100% (Cost $6,124,811)		$6,902,065

* Non-Income Producing Securities

See Notes to Financial Statements.

ELECTRONICS FUND
SCHEDULE OF INVESTMENTS (Unaudited) June 30, 2003

			MARKET
			VALUE
		SHARES	(NOTE 1)

Common Stocks 97.9%
Intel Corp.		36,720	$763,188
Texas Instruments, Inc.	.	19,220	338,272
Applied Materials, Inc.*	.	20,410	323,703
Analog Devices, Inc.*		6,460	224,937
Linear Technology Corp.		6,510	209,687
Microchip Technology,
Inc.		8,510	208,495
Kla - Tencor Corp.*		4,450	206,880
Broadcom Corp.*		8,140	202,767
Xilinx, Inc.*		7,400	187,294
Maxim Integrated
Products		5,360	183,258
QLogic Corp.*		3,670	177,371
Altera Corp.*		9,660	158,424
Novellus Systems, Inc.*	.	4,050	148,315
LSI Logic Corp.*		20,750	146,910
Nvidia Corp.*		6,160	141,742
Varian Semiconductor
Equipment Associates,
Inc.*		4,560	135,706
Cabot Microelectronics
Corp.*		2,670	134,755
Lam Research Corp.*		6,880	125,285
Intersil Corp.—Class A*		4,650	123,736
National Semiconductor
Corp.*		5,840	115,165
PMC—Sierra, Inc.*		9,420	110,497
Micron Technology, Inc.*		9,410	109,438
International Rectifier
Corp.*		3,500	93,870
Cree, Inc.*		5,570	90,680
Applied Micro Circuits
Corp.*		14,980	90,629
Teradyne, Inc.*		5,200	90,012

		MARKET
		VALUE
	SHARES	(NOTE 1)

Micrel, Inc.*	8,500	$88,315
Cypress Semiconductor
Corp.*	7,170	86,040
Atmel Corp.*	33,020	83,541
Lattice Semiconductor
Corp.*	8,144	67,025
Semtech Corp.*	4,690	66,786
ATMI, Inc.*	2,550	63,673
DSP Group, Inc.*	2,900	62,437
United Microelectronics
Corp. - SP ADR*	15,560	58,350
RF Micro Devices, Inc.*	9,170	55,203
Fairchild Semiconductor
International, Inc.*	4,170	53,334
Skyworks Solutions, Inc.*	7,810	52,874
Power Integrations, Inc.*	2,050	49,856
Exar Corp.*	3,050	48,282
LTX Corp.*	5,600	48,272
Advanced Energy
Industries, Inc.*	3,300	47,025
ESS Technologies, Inc.*	4,520	44,070
STMicroelectronics NV	2,080	43,243
Actel Corp.*	2,000	41,000
Kulicke & Soffa
Industries, Inc.*	6,200	39,618
Helix Technology Corp.	2,900	38,367
Entegris, Inc.*	2,500	33,600
Kopin Corp.*	5,300	32,436
Alliance Semiconductor
Corp.*	5,900	28,556
Taiwan Semiconductor
Manufacturing Co.,
Ltd.*	2,780	28,022
Standard Microsystems
Corp.*	1,800	27,306

* Non-Income Producing Securities

ADR—American Depository Receipt

See Notes to Financial Statements.

SEMI-ANNUAL REPORT 61

ELECTRONICS FUND
SCHEDULE OF INVESTMENTS (Unaudited) (concluded) June 30, 2003

		MARKET
		VALUE
	SHARES	(NOTE 1)

Advanced Micro Devices, Inc.*	4,100	$26,281
Microsemi Corp.*	1,600	25,600
MEMC Electronic
Materials, Inc.*	2,600	25,480
Three-Five Systems, Inc.*	3,500	24,150
Axcelis Technology, Inc.*	3,880	23,746
Cohu, Inc.	1,300	20,280
ASML Holding NV*	1,900	18,164
Integrated Device
Technology, Inc.*	900	9,945
Cymer, Inc.*	190	6,082

Total Common Stocks (Cost $5,193,424)		6,307,975

	FACE
	AMOUNT

Repurchase Agreements 2.1%
Repurchase Agreement (Note 3)
1.13% due 07/01/03	$33,446	33,446
1.07% due 07/01/03	33,259	33,259
0.99% due 07/01/03	32,961	32,961
0.95% due 07/01/03	33,446	33,446

Total Repurchase Agreements (Cost $133,112)		133,112

Total Investments 100% (Cost $5,326,536)		$6,441,087

* Non-Income Producing Securities

See Notes to Financial Statements.

ENERGY FUND
SCHEDULE OF INVESTMENTS (Unaudited) June 30, 2003

		MARKET
		VALUE
	SHARES	(NOTE 1)

Common Stocks 84.4%
Exxon Mobil Corp.	10,330	$370,950
BP Amoco, PLC	7,310	307,166
ChevronTexaco Corp.	3,995	288,439
Total Fina Elf SA	3,110	235,738
Royal Dutch Petroleum
Co.	4,700	219,114
ConocoPhillips	3,949	216,405
Shell Transport & Trading
Co., PLC	4,210	167,768
Occidental Petroleum
Corp.	4,460	149,633
Burlington Resources,
Inc.	2,690	145,448
Devon Energy Corp.	2,618	139,801
Apache Corp.	2,089	135,910
Anardarko Petroleum
Corp.	2,700	120,069
Transocean, Inc.*	5,460	119,956
Murphy Oil Corp.	2,280	119,928
EOG Resources, Inc.	2,710	113,386
Amerada Hess Corp.	2,290	112,622
Baker Hughes, Inc.	3,320	111,452
Unocal Corp.	3,620	103,858
Sunoco, Inc.	2,730	103,030
Schlumberger, Ltd.	2,120	100,848
Valero Energy Corp.	2,720	98,818
Pogo Producing Co.	2,290	97,897
Noble Energy, Inc.	2,500	94,500
Marathon Oil Corp.	3,510	92,489
Stone Energy Corp.*	2,070	86,774
Pioneer Natural Resources
Co.*	3,310	86,391
Forest Oil Corp.*	3,380	84,906
Evergreen Resources,
Inc.*	1,550	84,181
CAL Dive International,
Inc.*	3,530	76,954
Repsol YPF, SP ADR	4,300	69,531
Vintage Petroleum, Inc.	6,070	68,470

		MARKET
		VALUE
	SHARES	(NOTE 1)

Houston Exploration
Co.*	1,780	$61,766
Kinder Morgan, Inc.	1,100	60,115
Veritas DGC, Inc.*	4,890	56,235
Offshore Logistics, Inc.*	2,530	55,028
Equitable Resources,
Inc.	1,350	54,999
Westport Resources
Corp.*	2,390	54,373
ENSCO International,
Inc.	2,018	54,284
Nabors Industries, Ltd.*.	1,370	54,184
Energen Corp.	1,610	53,613
Kerr-McGee Corp.	1,030	46,144
Lone Star Technologies*	2,160	45,749
Halliburton Co.	1,620	37,260
Tidewater, Inc.	1,240	36,419
Universal Compression
Holdings, Inc.*	1,640	34,210
Grant Prideco, Inc.*	2,760	32,430
Key Energy Services,
Inc.*	2,440	26,157
Cooper Cameron Corp.*	400	20,152
Enbridge Energy
Partners-LP	360	17,244
Cimarex Energy Co.*	710	16,863
BJ Services Co.*	430	16,065
Weatherford International,
Ltd.*	280	11,732
Maverick Tube Corp.*	390	7,469
Noble Corp.*	200	6,860
Smith International, Inc.*	130	4,776
Rowan Cos., Inc.*	200	4,480
National-Oilwell, Inc.*	200	4,400
Western Gas Resources,
Inc.	110	4,356
XTO Energy, Inc.	210	4,223

Total Common Stocks
(Cost $4,831,365)		5,204,018

* Non-Income Producing Securities

ADR—American Depository Receipt

See Notes to Financial Statements.

SEMI-ANNUAL REPORT 63

ENERGY FUND
SCHEDULE OF INVESTMENTS (Unaudited) (concluded) June 30, 2003

		MARKET
	FACE	VALUE
	AMOUNT	(NOTE 1)

Repurchase Agreements15.6%
Repurchase Agreement (Note 3)
1.13% due 07/01/03	$241,990	$241,990
1.07% due 07/01/03	240,642	240,642
0.99% due 07/01/03	238,483	238,483
0.95% due 07/01/03	241,990	241,990

Total Repurchase Agreements (Cost $963,105)		963,105

Total Investments 100% (Cost $5,794,470)		$6,167,123

See Notes to Financial Statements.

ENERGY SERVICES FUND
SCHEDULE OF INVESTMENTS (Unaudited) June 30, 2003

		MARKET
		VALUE
	SHARES	(NOTE 1)

Common Stocks 97.6%
Schlumberger, Ltd.	6,698	$318,624
Baker Hughes, Inc.	7,956	267,083
Transocean, Inc.*	9,715	213,439
BJ Services Co.*	5,323	198,867
Weatherford International,
Ltd.*	4,522	189,472
Noble Corp.*	5,313	182,236
ENSCO International,
Inc.	6,278	168,878
Halliburton Co	7,046	162,058
Patterson-UTI Energy,
Inc.*	4,334	140,422
National-Oilwell, Inc.*	5,622	123,684
Tidewater, Inc.	4,146	121,768
Nabors Industries, Ltd.*	2,694	106,548
Grant Prideco, Inc.*	8,424	98,982
Helmerich & Payne, Inc.	2,955	86,286
CAL Dive International,
Inc.*	3,844	83,799
Smith International, Inc.*	2,163	79,469
FMC Technologies, Inc.*	3,612	76,033
Pride International, Inc.*	3,710	69,822
Cooper Cameron Corp.*	1,208	60,859
Unit Corp.*	2,852	59,635
Seacor Smit, Inc.*	1,489	54,334
Oceaneering International,
Inc.*	2,082	53,195
Rowan Cos., Inc.*	2,331	52,214
Hydril Co.*	1,860	50,685
Veritas DGC, Inc.*	4,379	50,358
Lone Star Technologies*	2,341	49,582
Offshore Logistics, Inc.*	2,198	47,806

		MARKET
		VALUE
	SHARES	(NOTE 1)

Varco International, Inc.*	2,364	$46,334
GlobalSantaFe Corp.	1,860	43,412
Key Energy Services,
Inc.*	3,898	41,787
Dril-Quip, Inc.*	2,190	39,858
CARBO Ceramics, Inc.	945	35,154
Hanover Compressor
Co.*	2,730	30,849
Superior Energy
Services*	3,219	30,516
Universal Compression
Holdings, Inc.*	824	17,189
Core Labaratories NV*	1,421	15,347
Maverick Tube Corp.*	581	11,126
W-H Energy Services,
Inc.*	325	6,331

Total Common Stocks
(Cost $3,020,547)		3,484,041

	FACE
	AMOUNT

Repurchase Agreements 2.4%
Repurchase Agreement (Note 3)
1.13% due 07/01/03	$21,648	21,648
1.07% due 07/01/03	21,528	21,528
0.99% due 07/01/03	21,336	21,336
0.95% due 07/01/03	21,648	21,648

Total Repurchase Agreements
(Cost $86,160)		86,160

Total Investments 100%
(Cost $3,106,707)		$3,570,201

* Non-Income Producing Securities

See Notes to Financial Statements.

SEMI-ANNUAL REPORT 65

FINANCIAL SERVICES FUND
SCHEDULE OF INVESTMENTS (Unaudited) June 30, 2003

		MARKET
		VALUE
SHARES		(NOTE 1)

Common Stocks 98.2%
Citigroup, Inc.	6,230	$266,643
Bank of America Corp.	2,900	229,187
Wells Fargo & Co.	3,970	200,088
Greenpoint Financial
Corp.	3,390	172,687
Washington Mutual, Inc.	3,830	158,179
Bank One Corp.	4,240	157,643
American International
Group	2,753	151,911
United Bankshares, Inc. .	5,200	148,980
Freddie Mac	2,670	135,556
Prudential Financial, Inc.	3,850	129,552
JP Morgan Chase & Co. .	3,740	127,833
Wachovia Corp.	3,180	127,073
American Express Co.	2,940	122,921
Goldman Sachs Group,
Inc.	1,380	115,575
Morgan Stanley	2,560	109,440
National City Corp.	3,290	107,616
Merrill Lynch & Co., Inc.	2,120	98,962
Sterling Bancshares, Inc./
TX	7,520	98,362
Fidelity National Financial,
Inc.	3,147	96,802
XL Capital Ltd.—Class A	1,130	93,790
US Bancorp	3,820	93,590
MBNA Corp.	4,275	89,091
American Financial Group,
Inc.	3,890	88,692
SLM Corp.	2,250	88,132
Marsh & McLennan Cos.,
Inc.	1,710	87,330
The Allstate Corp.	2,440	86,986
Webster Financial Corp.	2,300	86,940
BB&T Corp.	2,490	85,407
BankUnited Financial
Corp.—Class A*	4,180	84,227
First American Corp.	3,180	83,793
Principal Financial Group	2,550	82,237
FleetBoston Financial
Corp.	2,760	82,000
The South Financial
Group, Inc.	3,463	80,792

		MARKET
		VALUE
	SHARES	(NOTE 1)

Riggs National Corp.	5,280	$80,362
Downey Financial Corp.	1,910	78,883
Provident Bankshares
Corp.	3,100	78,771
Delphi Financial Group—
Class A	1,680	78,624
Commercial Federal Corp.	3,630	76,956
First Bancorp Puerto Rico	2,800	76,860
First Tennessee National
Corp.	1,680	73,769
The PMI Group, Inc.	2,690	72,200
Provident Financial Group,
Inc.	2,700	69,201
Investors Financial Services
Corp.	2,380	69,044
St. Paul Cos.	1,860	67,909
Susquehanna Bancshares,
Inc.	2,900	67,715
Capital One Financial
Corp.	1,360	66,885
Comerica, Inc.	1,400	65,100
Sovereign Bancorp, Inc.	4,158	65,073
Equity Office Properties
Trust	2,406	64,986
State Street Corp.	1,630	64,222
T. Rowe Price Group, Inc.	1,700	64,175
Mellon Financial Corp.	2,290	63,547
Ohio Casualty Corp.*	4,700	61,946
SEI Investments Co.	1,870	59,840
Independence Community
Bank Corp.	2,050	57,851
Equity Residential	2,209	57,324
Travelers Property Casualty
Corp.—Class B	3,602	56,804
Metlife, Inc.	1,900	53,808
The Bank of New York Co.,
Inc.	1,850	53,187
Union Planters Corp.	1,550	48,096
Chubb Corp.	790	47,400
Plum Creek Timber Co.,
Inc. (REIT)	1,820	47,229
Fannie Mae	690	46,534
Simon Property Group, Inc.	1,190	46,446
Golden West Financial
Corp.	580	46,406
Brown & Brown, Inc.	1,390	45,175

* Non-Income Producing Securities

REIT—Real Estate Investment Trust

See Notes to Financial Statements.

FINANCIAL SERVICES FUND
SCHEDULE OF INVESTMENTS (Unaudited) (continued) June 30, 2003

		MARKET
		VALUE
	SHARES	(NOTE 1)

Charles Schwab Corp.	4,290	$43,286
John Hancock Financial
Services, Inc.	1,390	42,715
AMB Property Corp.	1,490	41,973
Leucadia National Corp.	1,070	39,718
Astoria Financial Corp.	1,400	39,102
Seacoast Financial
Services Corp.	1,962	38,848
Safeco Corp.	1,100	38,808
Wilmington Trust Corp.	1,320	38,742
Roslyn Bancorp, Inc.	1,800	38,682
Waddell & Reed
Financial, Inc.	1,500	38,505
Northern Trust Corp.	850	35,521
Neuberger Berman, Inc..	890	35,520
Janus Capital Group, Inc.	2,100	34,440
ACE, Ltd.	1,000	34,290
Jefferson-Pilot Corp.	810	33,583
Loews Corp.	690	32,630
Eaton Vance Corp.	1,010	31,916
Franklin Resources, Inc.	810	31,647
Apartment Investment &
Management Co.—
Class A	900	31,140
Commerce Bancorp, Inc./
NJ	800	29,680
Radian Group, Inc.	800	29,320
Hilb, Rogal & Hamilton
Co.	860	29,274
The Colonial BancGroup,
Inc.	2,100	29,127
SunTrust Banks, Inc.	490	29,077
UnumProvident Corp.	2,120	28,429
AmeriCredit Corp.*	3,020	25,821
Waypoint Financial Corp.	1,410	25,436
Investment Technology
Group, Inc.*	1,330	24,738
Whitney Holding Corp.	770	24,617
Landamerica Financial
Group, Inc.	440	20,900
A.G. Edwards, Inc.	610	20,862
Liberty Property Trust	580	20,068

		MARKET
		VALUE
	SHARES	(NOTE 1)

City National Corp.	450	$20,052
Amerus Group Co.	700	19,733
MBIA, Inc.	400	19,500
Zions Bancorporation	380	19,232
New Plan Excel Realty
Trust	860	18,361
Fremont General Corp.	1,300	17,810
Everest Re Group, Ltd.	230	17,595
AON Corp.	730	17,578
MONY Group, Inc.	650	17,517
Greater Bay Bancorp	834	17,130
Lincoln National Corp.	470	16,746
New Century Financial
Corp.	380	16,587
Allmerica Financial Corp.*	890	16,011
Lehman Brothers Holdings,
Inc.	220	14,626
GATX Corp.	890	14,551
Stewart Information
Services Corp.*	480	13,368
Shurgard Storage Centers,
Inc.	370	12,240
MGIC Investment Corp.	260	12,126
Fifth Third Bancorp	210	12,041
Synovus Financial Corp.	560	12,040
Legg Mason, Inc.	170	11,041
Southwest Bancorp of
Texas, Inc.*	315	10,241
Kilroy Realty Corp.	370	10,175
E*TRADE Group, Inc.*	1,150	9,775
PNC Financial Services
Group, Inc.	180	8,786
Mack-Cali Realty Group	230	8,367
First Republic Bank*	300	7,980
Hospitality Properties
Trust	250	7,812
Countrywide Financial
Corp.	100	6,957
Torchmark Corp.	180	6,705
Essex Property Trust, Inc.	40	2,290

Total Common Stocks
(Cost $6,835,690)		7,493,733

* Non-Income Producing Securities

See Notes to Financial Statements.

SEMI-ANNUAL REPORT 67

FINANCIAL SERVICES FUND
SCHEDULE OF INVESTMENTS (Unaudited) (concluded) June 30, 2003

		MARKET
	FACE	VALUE
	AMOUNT	(NOTE 1)

Repurchase Agreements1.8%
Repurchase Agreement (Note 3)
1.13% due 07/01/03	$34,257	$34,257
1.07% due 07/01/03	34,066	34,066
0.99% due 07/01/03	33,760	33,760
0.95% due 07/01/03	34,257	34,257

Total Repurchase Agreements (Cost $136,340)		136,340

Total Investments 100% (Cost $6,972,030)		$7,630,073

See Notes to Financial Statements.

HEALTH CARE FUND
SCHEDULE OF INVESTMENTS (Unaudited) June 30, 2003

		MARKET
		VALUE
	SHARES	(NOTE 1)

Common Stocks 98.1%
Pfizer, Inc.	27,462	$937,827
Johnson & Johnson	9,798	506,557
Merck & Co., Inc.	7,120	431,116
Bristol-Myers Squibb Co.	13,510	366,796
Eli Lilly & Co.	4,530	312,434
Amgen, Inc.*	4,074	268,640
Wyeth	5,860	266,923
Guidant Corp.	5,960	264,564
Medtronic, Inc.	5,280	253,282
Forest Laboratories, Inc.*	4,280	234,330
Chiron Corp.*	5,100	222,972
Abbott Laboratories	5,060	221,426
McKesson Corp.	6,050	216,227
Schering-Plough Corp.	11,520	214,272
Biomet, Inc.	7,400	212,084
Medimmune, Inc.*	5,800	210,946
Dentsply International,
Inc.	4,600	188,140
Pacificare Health Systems
—Class A*	3,600	177,588
UnitedHealth Group, Inc.	3,500	175,875
Beckman Coulter, Inc.	4,170	169,469
Boston Scientific Corp.*	2,630	160,693
Vertex Pharmaceuticals,
Inc.*	10,900	159,140
Cephalon, Inc.*	3,800	156,408
Becton Dickinson & Co.	4,010	155,788
WellPoint Health
Networks*	1,840	155,112
Cerner Corp.*	6,700	153,765
Anthem, Inc.*	1,857	143,267
Baxter International, Inc.	5,390	140,140
Zimmer Holdings, Inc.*	3,100	139,655
Cardinal Health, Inc.	2,070	133,101
Respironics, Inc.*	3,500	131,320
Davita, Inc.*	4,800	128,544
St. Jude Medical, Inc.*	2,230	128,225
Diagnostic Products
Corp.	3,000	123,150
Amylin Pharmaceuticals,
Inc.*	5,600	122,584
Telik, Inc.*	7,600	122,132
Aventis-SP ADR	2,200	120,340

		MARKET
		VALUE
	SHARES	(NOTE 1)

Lincare Holdings, Inc.*	3,770	$118,793
Glaxosmithkline PLC -
SP ADR	2,900	117,566
Neurocrine Biosciences,
Inc.*	2,300	114,862
Allergan, Inc.	1,450	111,795
Novartis AG - SP ADR	2,700	107,487
Sepracor, Inc.*	5,900	106,377
Applera Corp. - Celera
Genomics Group*	9,900	102,168
Advanced Neuromodulation
Systems, Inc.*	1,900	98,363
First Health Group Corp.*	3,550	97,980
Coventry Health Care,
Inc.*	2,100	96,936
Omnicare, Inc.	2,800	94,612
Sunrise Senior Living, Inc.*	4,100	91,758
Thoratec Corp.*	6,100	90,890
NPS Pharmaceuticals,
Inc.*	3,600	87,624
Humana, Inc.*	5,800	87,580
Idexx Laboratories, Inc.*	2,600	87,568
Invacare Corp.	2,600	85,800
IDEC Pharmaceuticals
Corp.*	2,500	85,000
Patterson Dental Co.*	1,800	81,684
Aetna, Inc.	1,330	80,066
Datascope Corp.	2,600	77,194
Sybron Dental Specialties,
Inc.*	3,270	77,172
AdvancePCS*	2,000	76,460
Cigna Corp.	1,600	75,104
InterMune, Inc.*	4,600	74,106
Tenet Healthcare Corp.*	5,995	69,842
Alkermes, Inc.*	6,200	66,650
Health Net, Inc.*	2,000	65,900
Genzyme Corp. - General
Division*	1,550	64,790
BioMarin Pharmaceuticals,
Inc.*	6,300	61,488
Applera Corp.-Applied
Biosystems Group	2,900	55,187
Millennium
Pharmaceuticals, Inc.*	3,500	55,055
Connetics Corp.*	3,500	52,395

* Non-Income Producing Securities

ADR—American Depository Receipt

See Notes to Financial Statements.

SEMI-ANNUAL REPORT 69

HEALTH CARE FUND
SCHEDULE OF INVESTMENTS (Unaudited) (concluded) June 30, 2003

		MARKET
		VALUE
	SHARES	(NOTE 1)

Medicis Pharmaceutical - Class A	900	$51,030
Alpharma, Inc. - Class A	2,300	49,680
Oxford Health Plans*	1,120	47,074
Shire Pharmaceuticals PLC*	2,300	45,310
Biosite, Inc.*	900	43,290
Endo Pharmaceuticals Holdings, Inc.*	2,500	42,300
American Medical Systems Holdings, Inc.*	2,400	40,488
Varian Medical Systems, Inc.*	700	40,299
Express Scripts, Inc.*	580	39,562
Abgenix, Inc.*	3,600	37,764
Accredo Health, Inc.*	1,700	37,060
Trimeris, Inc.*	800	36,544
Orthodontic Centers of America, Inc.*	4,500	36,045
Cytyc Corp.*	3,300	34,716
Advanced Medical Optics, Inc.*	2,000	34,100
The Medicines Co.*	1,400	27,888
Universal Health Services, Inc.— Class B*	700	27,734
Stryker Corp.	360	24,973
Quest Diagnostics*	350	22,330
Eon Labs, Inc.*	600	21,090
King Pharmaceuticals, Inc.*	1,423	21,003
HCA, Inc.	650	20,826
Mentor Corp.	960	18,605
Pharmaceutical Resources, Inc.*	300	14,598
OSI Pharmaceuticals, Inc.*	400	12,884
CTI Molecular Imaging, Inc.*	600	11,346
Gilead Sciences, Inc.*	200	11,116
Province Healthcare Co.*	1,000	11,070
Sierra Health Services*	500	10,000
Human Genome Sciences, Inc.*	700	8,904

Total Common Stocks (Cost $10,452,086)		11,920,713

	FACE
	AMOUNT

Repurchase Agreements1.9%
Repurchase Agreement (Note 3)
1.13% due 07/01/03	$57,391	57,391
1.07% due 07/01/03	57,072	57,072
0.99% due 07/01/03	56,559	56,559
0.95% due 07/01/03	57,391	57,391

Total Repurchase Agreements (Cost $228,413)		228,413

Total Investments 100% (Cost $10,680,499)		$12,149,126

* Non-Income Producing Securities

See Notes to Financial Statements.

INTERNET FUND
SCHEDULE OF INVESTMENTS (Unaudited) June 30, 2003

			MARKET
			VALUE
		SHARES	(NOTE 1)

Common Stocks 98.6%
Cisco Systems, Inc.*		36,600	$610,854
AOL Time Warner, Inc.*		32,560	523,890
eBay, Inc.*		3,260	339,627
Qualcomm, Inc.		8,630	308,522
Sun Microsystems, Inc.*		52,410	241,086
Yahoo!, Inc.*		6,915	226,535
Broadcom Corp.*		9,060	225,685
Expedia, Inc. - Class A*	.	2,380	182,498
E*TRADE Group, Inc.*		21,000	178,500
Juniper Networks, Inc.*	.	13,230	163,655
Qwest Communications
International*		31,230	149,279
Amazon.Com, Inc.*		3,842	140,195
Earthlink, Inc.*		16,620	131,132
Siebel Systems, Inc.*		11,477	109,491
BEA Systems, Inc.*		9,690	105,233
VeriSign, Inc.*		7,080	97,916
Checkfree Corp.*		3,500	97,440
WebMD Corp.*		8,840	95,737
F5 Networks, Inc.*		5,650	95,202
Intuit, Inc.*		2,060	91,732
WebEx Communications,
Inc.*		5,650	78,818
TIBCO Software, Inc.*	.	13,771	70,094
Network Associates, Inc.*		5,430	68,852
Symantec Corp.*		1,490	65,351
webMethods, Inc.*		6,687	54,365
Check Point Software
Technologies*		2,660	52,003
CNET Networks, Inc.*	.	7,830	48,781
Ariba, Inc.*		15,360	45,619
Internet Security
Systems*		3,040	44,050
Websense, Inc.*		2,220	34,765
Ciena Corp.*		6,380	33,112

		MARKET
		VALUE
	SHARES	(NOTE 1)

Macromedia, Inc.*	1,510	$31,770
Looksmart, Ltd.*	10,450	29,574
FreeMarkets, Inc.*	4,170	29,023
Openwave Systems, Inc.*	12,630	24,629
Foundry Networks, Inc.*	1,630	23,472
Legato Systems, Inc.*	2,540	21,311
Digital Insight Corp.*	1,010	19,241
Red Hat, Inc.*	2,450	18,547
United Online, Inc.*	700	17,738
Electronic Data Systems
Corp.	810	17,375
Sungard Data Systems,
Inc.*	460	11,919
Drugstore.com, Inc.*	1,970	11,505
Register.com, Inc.*	1,850	10,841
RealNetworks, Inc.*	1,270	8,611
Priceline.com, Inc.*	300	6,717
Digital River, Inc.*	300	5,790
DoubleClick, Inc.*	480	4,440

Total Common Stocks
(Cost $3,973,030)		5,002,522

	FACE
	AMOUNT

Repurchase Agreements1.4%
Repurchase Agreement (Note 3)
1.13% due 07/01/03	$17,394	17,394
1.07% due 07/01/03	17,297	17,297
0.99% due 07/01/03	17,141	17,141
0.95% due 07/01/03	17,394	17,394

Total Repurchase Agreements
(Cost $69,226)		69,226

Total Investments 100%
(Cost $4,042,256)		$5,071,748

* Non-Income Producing Securities

See Notes to Financial Statements.

SEMI-ANNUAL REPORT 71

LEISURE FUND
SCHEDULE OF INVESTMENTS (Unaudited) June 30, 2003

		MARKET
		VALUE
	SHARES	(NOTE 1)

Common Stocks 98.0%
McDonald’s Corp.	9,329	$205,798
Carnival Corp.	4,503	146,393
Harley-Davidson, Inc.	2,760	110,014
Mattel, Inc.	5,669	107,257
Royal Caribbean Cruises,
Ltd.	4,285	99,241
Marriott International,
Inc.	2,545	97,779
Electronic Arts, Inc.*	1,285	95,077
Eastman Kodak Co.	3,395	92,853
Yum! Brands, Inc.*	2,931	86,640
Outback Steakhouse, Inc.	2,205	85,995
International Game
Technology*	814	83,297
Applebees International,
Inc.	2,355	74,018
CBRL Group, Inc.	1,775	68,976
Starwood Hotels & Resorts
Worldwide, Inc.	2,410	68,902
Park Place Entertainment
Corp.*	7,381	67,093
MGM MIRAGE*	1,892	64,669
Starbucks Corp.*	2,555	62,649
Sonic Corp.*	2,355	59,888
Harman International
Industries, Inc.	745	58,959
GTECH Holdings Corp.*	1,560	58,734
Wendy’s International,
Inc.	1,873	54,261
Harrah’s Entertainment,
Inc.*	1,338	53,841
Darden Restaurants, Inc.	2,805	53,239
Lone Star Steakhouse
& Saloon	2,300	50,071
Hilton Hotels Corp	3,670	46,939
Hasbro, Inc.	2,655	46,436
International Speedway
Corp.—Class A	1,110	43,856
Activision, Inc.*	3,270	42,248
Aztar Corp.*	2,611	42,063
Polaris Industries, Inc.	631	38,743
Brunswick Corp.	1,525	38,155
Brinker International,
Inc.*	1,021	36,776

		MARKET
		VALUE
	SHARES	(NOTE 1)

Rare Hospitality
International, Inc.*	1,070	$34,968
THQ, Inc.*	1,835	33,030
SCP Pool Corp.*	950	32,680
Station Casinos, Inc.*	1,283	32,396
Wolverine World Wide,
Inc.	1,630	31,394
Callaway Golf Co.	2,327	30,763
Aramark Corp.*	1,370	30,715
Winnebago Industries, Inc.	781	29,600
Take-Two Interactive
Software, Inc.*	1,020	28,907
BorgWarner Automotive,
Inc.	435	28,014
CEC Entertainment, Inc.*	746	27,550
P.F. Changs China Bistro,
Inc.*	540	26,573
Nautilus Group, Inc.	2,105	26,102
Papa John’s International,
Inc.*	890	24,965
Six Flags, Inc.*	3,495	23,696
Extended Stay America,
Inc.*	1,678	22,636
Ryan’s Family Steak
Houses, Inc.*	1,505	21,070
Ruby Tuesday, Inc.	789	19,512
Jack In The Box, Inc.*	874	19,490
Enesco Group, Inc.*	2,560	18,944
Argosy Gaming Co.*	875	18,296
Bally Total Fitness Holding
Corp.*	1,974	17,825
O’Charleys, Inc.*	785	16,901
Mandalay Resort Group	505	16,084
Lear Corp.*	340	15,647
Salton, Inc.*	1,545	14,168
OshKosh B’gosh, Inc.—
Class A	485	13,095
Action Performance Cos.,
Inc.	685	13,015
Reebok International,
Ltd.*	370	12,443
Jakks Pacific, Inc.*	890	11,828
Arctic Cat, Inc.	570	10,921
Bob Evans Farms	385	10,638
Concord Camera Corp.*	1,495	10,600

* Non-Income Producing Securities

See Notes to Financial Statements.

LEISURE FUND
SCHEDULE OF INVESTMENTS (Unaudited) (concluded) June 30, 2003

		MARKET
		VALUE
	SHARES	(NOTE 1)

Prime Hospitality Corp.*	1,570	$10,535
The Cheesecake Factory*	280	10,049
Pinnacle Entertainment, Inc.*	1,462	9,942
Superior Industries
International	220	9,174
Brown Shoe Co., Inc.	270	8,046
Whirlpool Corp.	110	7,007
Timberland Co.—
Class A*	130	6,872
K-Swiss, Inc. - Class A	185	6,386
Pulte Homes, Inc.	80	4,933
Dana Corp.	320	3,699
Tupperware Corp.	140	2,010

Total Common Stocks (Cost $2,870,313)		3,143,979

	FACE
	AMOUNT

Repurchase Agreements 2.0%
Repurchase Agreement (Note 3)
1.13% due 07/01/03	$16,192	16,192
1.07% due 07/01/03	16,101	16,101
0.99% due 07/01/03	15,956	15,956
0.95% due 07/01/03	16,192	16,192

Total Repurchase Agreements (Cost $64,441)		64,441

Total Investments 100% (Cost $2,934,754)		$3,208,420

* Non-Income Producing Securities

See Notes to Financial Statements.

SEMI-ANNUAL REPORT 73

PRECIOUS METALS FUND
SCHEDULE OF INVESTMENTS (Unaudited) June 30, 2003

		MARKET
		VALUE
	SHARES	(NOTE 1)

Common Stocks 99.0%
Anglogold, Ltd.	81,794	$2,609,229
Gold Fields, Ltd.	212,362	2,586,569
Newmont Mining Corp.	78,583	2,550,804
Barrick Gold Corp.	129,740	2,322,346
Placer Dome, Inc.	148,131	1,817,567
Freeport-McMoRan Copper & Gold, Inc.	71,214	1,744,743
Goldcorp, Inc.	108,990	1,307,880
Meridian Gold, Inc.*	111,171	1,277,355
Apex Silver Mines, Ltd.*	84,362	1,244,339
Harmony Gold Mining Co., Ltd.	90,710	1,221,864
Agnico-Eagle Mines, Ltd.	103,750	1,203,500
Royal Gold, Inc.	47,196	1,014,242
Glamis Gold, Ltd.*	83,124	953,432
Kinross Gold Corp.*	131,425	887,119
Durban Roodeport Deep, Ltd.*	318,216	801,904
Cia de Minas Buenaventura SP ADR	18,170	546,735
Hecla Mining Co.*	113,455	479,915
Ashanti Goldfields Co., Ltd.*	55,707	443,985
PAN American Silver Corp.*	40,741	287,224
Anglo American PLC	15,600	239,616
Bema Gold Corp.*	171,700	221,493
BHP Billiton, Ltd.	18,800	217,892
Coeur d’Alene Mines Corp.*	130,161	180,924

Total Common Stocks (Cost $22,326,113)		26,160,677

	FACE
	AMOUNT

Repurchase Agreements1.0%
Repurchase Agreement (Note 3)
1.13% due 07/01/03	$65,907	65,907
1.07% due 07/01/03	65,541	65,541
0.99% due 07/01/03	64,952	64,952
0.95% due 07/01/03	65,907	65,907

Total Repurchase Agreements (Cost $262,307)		262,307

Total Investments 100% (Cost $22,588,420)		$26,422,984

* Non-Income Producing Securities

ADR—American Depository Receipt

See Notes to Financial Statements.

REAL ESTATE FUND
SCHEDULE OF INVESTMENTS (Unaudited) June 30, 2003

		MARKET
		VALUE
	SHARES	(NOTE 1)

Common Stocks 99.0%
Equity Office Properties
Trust	3,665	$98,992
Developers Diversified
Realty Corp.	3,053	86,827
Equity Residential	2,746	71,259
Simon Property Group,
Inc.	1,823	71,152
Hospitality Properties
Trust	1,991	62,219
Prologis	2,260	61,698
Vornado Realty Trust	1,406	61,302
Public Storage, Inc.	1,796	61,046
Boston Property, Inc.	1,360	59,568
Plum Creek Timber Co.,
Inc. (REIT)	2,292	59,477
General Growth
Properties, Inc.	905	56,508
Duke Realty Corp.	2,040	56,202
Kimco Realty Corp.	1,475	55,902
Archstone Smith Trust	2,299	55,176
The Rouse Co.	1,406	53,569
Host Marriott Corp.*	5,820	53,253
Health Care Property	1,248	52,853
National Health Investors,
Inc.	2,850	52,554
Entertainment Properties
Trust	1,756	50,485
Apartment Investment &
Management Co. -
Class A	1,406	48,648
Crescent Real Estate
Equity Co.	2,855	47,422
Liberty Property Trust	1,358	46,987
Taubman Centers, Inc.	2,410	46,176
AvalonBay Communities,
Inc.	1,080	46,051
Mack-Cali Realty Group.	1,258	45,766
AMB Property Corp.	1,607	45,269
Weingarten Realty
Investments	1,075	45,042
United Dominion Realty
Trust	2,510	43,222
CarrAmerica Realty
Corp.	1,554	43,217

		MARKET
		VALUE
	SHARES	(NOTE 1)

Shurgard Storage
Centers, Inc.	1,301	$43,037
Arden Realty Group, Inc.	1,658	43,025
Healthcare Realty Trust,
Inc.	1,459	42,530
Realty Income Corp.	1,106	42,116
New Plan Excel Realty
Trust	1,960	41,846
Federal Realty	1,300	41,600
The Town & Country
Trust	1,760	40,920
Essex Property Trust, Inc.	710	40,647
Chelsea Property Group,
Inc.	1,006	40,552
Camden Property Trust	1,154	40,332
SL Green Realty Corp.	1,154	40,263
HRPT Properties Trust	4,314	39,689
Eastgroup Properties	1,459	39,393
Commercial Net Lease
Realty	2,260	38,962
AMLI Residential
Properties	1,650	38,857
Mills Corp.	1,154	38,717
Macerich Co.	1,100	38,643
Lexington Corporate
Properties Trust	2,159	38,214
BRE Properties —
Class A	1,150	38,180
Brandywine Realty Trust.	1,550	38,161
Washington REIT	1,400	38,080
Capital Automotive REIT	1,358	38,010
Mid-America Apartment
Communities, Inc.	1,400	37,814
Centerpoint Properties
Trust REIT	610	37,363
Pan Pacific Retail
Properties, Inc.	948	37,304
Post Properties, Inc.	1,400	37,100
Home Properties of
NY, Inc.	1,050	37,002
CBL & Associates
Properties, Inc.	850	36,550
First Industrial
Realty Trust	1,150	36,340
Prentiss Properties Trust	1,201	36,018

* Non-Income Producing Securities

REIT—Real Estate Investment Trust

See Notes to Financial Statements.

SEMI-ANNUAL REPORT 75

REAL ESTATE FUND
SCHEDULE OF INVESTMENTS (Unaudited) (concluded) June 30, 2003

		MARKET
		VALUE
	SHARES	(NOTE 1)

Highwoods Properties, Inc.	1,600	$35,680
Cousins Properties, Inc.	1,260	35,154
Reckson Associates Realty Corp.	1,658	34,586
Thornburg Mortgage, Inc.	1,348	33,296
Great Lakes REIT, Inc.	2,060	32,960
Colonial Properties Trust	900	31,671
Cornerstone Realty Income Trust, Inc.	3,710	27,120
FelCor Lodging Trust, Inc.	3,060	24,021
Corporate Office Properties Trust SBI MD	1,130	19,131

Total Common Stocks(Cost $2,839,241)		3,088,726

	FACE
	AMOUNT

Repurchase Agreements1.0%
Repurchase Agreement (Note 3)
1.13% due 07/01/03	$8,068	8,068
1.07% due 07/01/03	8,024	8,024
0.99% due 07/01/03	7,952	7,952
0.95% due 07/01/03	8,068	8,068

Total Repurchase Agreements (Cost $32,112)		32,112

Total Investments 100% (Cost $2,871,353)		$3,120,838

REIT—Real Estate Investment Trust

See Notes to Financial Statements.

RETAILING FUND
SCHEDULE OF INVESTMENTS (Unaudited) June 30, 2003

		MARKET
		VALUE
	SHARES	(NOTE 1)

Common Stocks 98.2%
Wal-Mart Stores, Inc.	16,170	$867,844
Home Depot, Inc.	17,790	589,205
Target Corp.	12,140	459,378
Lowe’s Cos., Inc.	10,410	447,109
The Gap, Inc.	21,020	394,335
Cardinal Health, Inc.	5,020	322,786
Bed Bath & Beyond, Inc.*	8,040	312,032
Walgreen Co.	9,020	271,502
Costco Wholesale Corp.*	6,570	240,462
Best Buy Co., Inc.*	5,475	240,462
Autonation, Inc.*	14,670	230,612
Sears Roebuck & Co.	6,800	228,752
Amazon.Com, Inc.*	6,160	224,778
McKesson Corp.	6,180	220,873
Office Depot, Inc.*	14,300	207,493
Dollar General Corp.	11,340	207,068
CVS Corp.	7,130	199,854
Abercrombie & Fitch Co.*	7,020	199,438
Pier 1 Imports, Inc.	9,670	197,268
Family Dollar Stores	5,130	195,710
Petsmart, Inc.*	11,320	188,704
The May Department
Stores Co.	8,470	188,542
AmerisourceBergen Corp.	2,630	182,391
Dollar Tree Stores, Inc.*	5,580	177,053
Ltd Brands	11,380	176,390
Neiman-Marcus Group,
Inc.*	3,830	140,178
Tiffany & Co.	4,120	134,642
Kohl’s Corp.*	2,610	134,102
J.C. Penney Co., Inc.
(Holding Co.)	7,730	130,251
TJX Cos., Inc.	6,600	124,344
Payless Shoesource, Inc.*	9,900	123,750
Carmax, Inc.*	3,920	118,188
Michaels Stores, Inc.*	3,100	117,986
Cost Plus, Inc.*	3,300	117,678
Chico’s FAS, Inc.*	5,430	114,302
The Cato Corp. - Class A	5,400	113,832
Federated Department
Stores	3,060	112,761
HOT Topic, Inc.*	4,100	110,331
Coach, Inc.*	1,980	98,485

		MARKET
		VALUE
	SHARES	(NOTE 1)

American Eagle
Outfitters*	5,380	$97,486
Rite Aid Corp.*	21,770	96,877
Circuit City Stores, Inc.	10,900	95,920
Pacific Sunwear of
California*	3,955	95,276
Nordstrom, Inc.	4,620	90,182
Claire’s Stores, Inc.	3,450	87,492
Saks, Inc.*	8,800	85,360
Foot Locker, Inc.	6,350	84,138
Williams-Sonoma, Inc.*	2,750	80,300
RadioShack Corp.	2,960	77,878
Big Lots, Inc.*	5,110	76,854
AutoZone, Inc.*	970	73,691
BJ’s Wholesale Club, Inc.*	4,790	72,137
Aaron Rents, Inc.	2,700	69,768
Regis Corp.	2,300	66,815
Staples, Inc.*	3,630	66,611
Advance Auto Parts*	1,080	65,772
Gymboree Corp.*	3,900	65,442
AnnTaylor Stores Corp.*	2,240	64,848
Building Material
Holding Corp.	4,337	64,231
OfficeMax, Inc.*	9,100	59,605
Toys R US, Inc.*	4,700	56,964
Charming Shoppes*	11,300	56,161
Christopher & Banks
Corp.*	1,500	55,485
Children’s Place*	2,700	53,622
Trans World
Entertainment*	10,210	52,275
Talbots, Inc.	1,660	48,887
Longs Drug Stores Corp.	2,890	47,974
Dillards, Inc./AR	3,500	47,145
Priority Healthcare
Corp.*	2,300	42,665
Fastenal Co.	1,230	41,746
Duane Reade, Inc.*	2,710	39,973
Hollywood Entertainment
Corp.*	1,930	33,196
Men’s Wearhouse, Inc.*	1,400	30,590
CDW Corp.*	660	30,228
Too, Inc.*	1,400	28,350
Ross Stores, Inc.	660	28,208

* Non-Income Producing Securities

See Notes to Financial Statements.

SEMI-ANNUAL REPORT 77

RETAILING FUND
SCHEDULE OF INVESTMENTS (Unaudited) (concluded) June 30, 2003

		MARKET
		VALUE
	SHARES	(NOTE 1)

Jo-Ann Stores, Inc.—Class A*	900	$22,770
Group 1 Automotive, Inc.*	700	22,687
Insight Enterprises, Inc.*	1,200	12,072
TBC Corp.*	600	11,430
Stein Mart, Inc.*	1,800	10,782

Total Common Stocks (Cost $9,854,972)		11,270,764

	FACE
	AMOUNT

Repurchase Agreements1.8%
Repurchase Agreement
1.13% due 07/01/03	$52,871	52,871
1.07% due 07/01/03	52,577	52,577
0.99% due 07/01/03	52,106	52,106
0.95% due 07/01/03	52,871	52,871

Total Repurchase Agreements (Cost $210,425)		210,425

Total Investments 100% (Cost $10,065,397)		$11,481,189

* Non-Income Producing Securities

See Notes to Financial Statements.

TECHNOLOGY FUND
SCHEDULE OF INVESTMENTS (Unaudited) June 30, 2003

			MARKET
			VALUE
		SHARES	(NOTE 1)

Common Stocks 98.1%
Intel Corp.		13,830	$287,443
Microsoft Corp.		10,230	261,990
Cisco Systems, Inc.*		14,620	244,008
International Business
Machines Corp.		2,910	240,075
Qualcomm, Inc.		5,570	199,127
Digital River, Inc.*		9,300	179,490
Hewlett-Packard Co.		8,059	171,657
Motorola, Inc.		17,240	162,573
Sandisk Corp.*		3,760	151,716
Oracle Corp.*		12,050	144,841
Diebold, Inc.		3,200	138,400
Texas Instruments, Inc.	.	7,280	128,128
Sybase, Inc.*		8,800	122,408
Electronic Arts, Inc.*		1,620	119,864
Take-Two Interactive
Software, Inc.*		4,202	119,085
Hutchinson Technology,
Inc.*		3,620	119,062
Yahoo!, Inc.*		3,575	117,117
EMC Corp.
/Massachusetts*		10,800	113,076
Applied Materials, Inc.*	.	7,020	111,337
Varian Semiconductor
Equipment Associates,
Inc.*		3,700	110,112
Dell Computer Corp.*		3,440	109,942
CommScope, Inc.*		11,300	107,350
Cognex Corp.*		4,800	107,280
Intuit, Inc.*		2,300	102,419
Microchip Technology,
Inc.		4,000	98,000
Sun Microsystems, Inc.*		21,300	97,980
WebEx Communications,
Inc.*		7,000	97,650
Computer Associates
International, Inc.		4,140	92,239
Xerox Corp.*		8,510	90,121
Varian, Inc.*		2,530	87,715
Analog Devices, Inc.*		2,500	87,050
Ciena Corp.*		15,570	80,808
Kla - Tencor Corp.*		1,720	79,963
NCR Corp.*		2,960	75,835

		MARKET
		VALUE
	SHARES	(NOTE 1)

Polycom, Inc.*	5,450	$75,537
Electronic Data Systems
Corp.	3,520	75,504
Gateway, Inc.*	20,200	73,730
Agilent Technologies,
Inc.*	3,590	70,184
Novellus Systems, Inc.*	1,900	69,580
LSI Logic Corp.*	9,770	69,172
Veritas Software Corp.*	2,410	69,095
Intersil Corp. - Class A*	2,590	68,920
Analogic Corp.	1,400	68,264
Linear Technology Corp.	2,100	67,641
Xilinx, Inc.*	2,660	67,325
Flextronics International,
Ltd.*	6,370	66,184
Exar Corp.*	4,110	65,061
Molex, Inc.	2,400	64,776
Progress Software Corp.*	3,100	64,263
Compuware Corp.*	11,110	64,105
Canon, Inc.	1,400	63,910
Titan Corp.*	6,200	63,798
BMC Software, Inc.*	3,900	63,687
Sanmina-SCI Corp.*	9,970	62,911
Sungard Data Systems,
Inc.*	2,400	62,184
Maxim Integrated
Products	1,810	61,884
Nvidia Corp.*	2,660	61,207
Avnet, Inc.*	4,800	60,864
3Com Corp.*	12,800	59,904
Solectron Corp.*	15,920	59,541
Anteon International
Corp.*	2,100	58,611
QLogic Corp.*	1,210	58,479
Juniper Networks, Inc.*	4,700	58,139
Avaya, Inc.*	8,890	57,429
Ascential Software Corp.*	3,425	56,307
United Microelectronics
Corp. - SP ADR*	14,320	53,700
Computer Sciences
Corp.*	1,400	53,368
Scientific-Atlanta, Inc	2,200	52,448
National Semiconductor
Corp.*	2,640	52,061

* Non-Income Producing Securities

ADR—American Depository Receipt

See Notes to Financial Statements.

SEMI-ANNUAL REPORT 79

TECHNOLOGY FUND
SCHEDULE OF INVESTMENTS (Unaudited) (continued) June 30, 2003

		MARKET
		VALUE
	SHARES	(NOTE 1)

Harris Corp.	1,690	$50,784
Broadcom Corp.*	2,030	50,567
SAP AG-SP ADR	1,700	49,674
Lexmark International, Inc.
—Class A*	700	49,539
Altera Corp.*	2,980	48,872
Corning, Inc.*	6,600	48,774
Extreme Networks*	9,100	48,230
IKON Office Solutions,
Inc.	5,400	48,060
Lam Research Corp.*	2,630	47,892
Waters Corp.*	1,580	46,025
PerkinElmer, Inc.	3,330	45,987
Lattice Semiconductor
Corp.*	5,584	45,956
Kemet Corp.*	4,420	44,642
Atmel Corp.*	17,500	44,275
Keane, Inc.*	3,200	43,616
Black Box Corp.	1,200	43,440
Mentor Graphics Corp.*	3,000	43,440
FileNET Corp.*	2,400	43,296
Adobe Systems, Inc.	1,350	43,294
Micrel, Inc.*	4,100	42,599
Red Hat, Inc.*	5,600	42,392
Hitachi, Ltd.	1,000	42,300
PMC - Sierra, Inc.*	3,530	41,407
Actel Corp.*	2,000	41,000
ADC Telecommunications,
Inc.*	17,500	40,740
Alcatel SP ADR*	4,550	40,723
Hyperion Solutions Corp.*	1,200	40,512
ATMI, Inc.*	1,620	40,451
STMicroelectronics NV	1,900	39,501
Macromedia, Inc.*	1,870	39,345
Jabil Circuit, Inc.*	1,780	39,338
Symbol Technologies, Inc.	3,000	39,030
Avid Technology, Inc.*	1,100	38,577
Digital Insight Corp.*	2,000	38,100
International Rectifier
Corp.*	1,400	37,548
Adaptec, Inc.*	4,760	37,033
Echelon Corp.*	2,680	36,904
Microsemi Corp.*	2,300	36,800

		MARKET
		VALUE
	SHARES	(NOTE 1)

Storage Tehnology
Corp.*	1,400	$36,036
Legato Systems, Inc.*	4,200	35,238
Cypress Semiconductor
Corp.*	2,900	34,800
NetScreen Technologies,
Inc.*	1,480	33,374
Internet Security
Systems*	2,300	33,327
Foundry Networks, Inc.*	2,300	33,120
Novell, Inc.*	10,600	32,648
Peoplesoft, Inc.*	1,790	31,486
Siebel Systems, Inc.*	3,283	31,320
Itron, Inc.*	1,400	30,184
Semtech Corp.*	2,050	29,192
Lucent Technologies, Inc.*	14,160	28,745
Technitrol, Inc.*	1,900	28,595
Checkpoint Systems, Inc.*	2,000	28,300
Entegris, Inc*	2,100	28,224
United Online, Inc.*	1,110	28,127
Citrix Systems, Inc.*	1,380	28,097
chinadotcom corp.—
Class A*	3,300	27,720
Taiwan Semiconductor
Manufacturing Co.,
Ltd.*	2,700	27,216
Powerwave Technologies,
Inc.*	4,260	26,710
Quantum Corp.*	6,500	26,325
Applied Micro Circuits
Corp.*	4,330	26,197
Cabot Microelectronics
Corp.*	500	25,235
Vishay Intertech, Inc.*	1,900	25,080
Network Appliance, Inc.*	1,520	24,639
webMethods, Inc.*	2,923	23,764
Websense, Inc.*	1,500	23,490
Fidelity National
Information Solutions,
Inc.*	900	23,472
Expedia, Inc.—Class A*	300	23,004
Affiliated Computer
Services, Inc.—Class A*	500	22,865
Kyocera Corp.	400	22,800

* Non-Income Producing Securities

ADR—American Depository Receipt

See Notes to Financial Statements.

TECHNOLOGY FUND
SCHEDULE OF INVESTMENTS (Unaudited) (concluded) June 30, 2003

		MARKET
		VALUE
	SHARES	(NOTE 1)

Logitech International - SP ADR*	600	$22,596
Teradyne, Inc.*	1,300	22,503
Skyworks Solutions, Inc.*	3,230	21,867
Mercury Interactive Corp.*	560	21,622
Advanced Energy Industries, Inc.*	1,500	21,375
Cree, Inc.*	1,280	20,838
LTX Corp.*	2,400	20,688
Sohu.com, Inc.*	600	20,496
Kronos, Inc./MA*	400	20,324
Jack Henry & Associates, Inc.	1,000	17,790
Western Digital Corp.*	1,700	17,510
JDA Software Group, Inc.*	1,460	16,337
Synopsys, Inc.*	260	16,081
Parametric Technology Corp.*	5,150	15,708
Chartered Semiconductor Manufacturing, Ltd.*	2,790	14,369
Informatica Corp.*	1,970	13,613
MEMC Electronic Materials, Inc.*	1,300	12,740
Nortel Networks Corp.*	4,400	11,880

Total Common Stocks (Cost $8,041,698)		9,623,964

	FACE
	AMOUNT

Repurchase Agreements1.9%
Repurchase Agreement (Note 3)
1.13% due 07/01/03	$46,182	46,182
1.07% due 07/01/03	45,925	45,925
0.99% due 07/01/03	45,512	45,512
0.95% due 07/01/03	46,182	46,182

Total Repurchase Agreements (Cost $183,801)		183,801

Total Investments 100% (Cost $8,225,499)		$9,807,765

* Non-Income Producing Securities

ADR—American Depository Receipt

See Notes to Financial Statements.

SEMI-ANNUAL REPORT 81

TELECOMMUNICATIONS FUND
SCHEDULE OF INVESTMENTS (Unaudited) June 30, 2003

		MARKET
		VALUE
SHARES		(NOTE 1)

Common Stocks 97.6%
Vodafone Group PLC	29,730	$584,194
Verizon Communications,
Inc.	12,430	490,363
SBC Communications, Inc.	16,590	423,874
Nokia OYJ SP ADR	24,700	405,821
BellSouth Corp.	11,770	313,435
Qualcomm, Inc.	8,560	306,020
Motorola, Inc.	31,580	297,799
AT&T Wireless Services,
Inc.*	35,170	288,746
Sprint Corp. - FON
Group	17,750	255,600
Nextel Communications,
Inc.*	13,310	240,645
Telefonaktiebolaget LM
Ericsson*	20,525	218,181
AT&T Corp.	10,598	204,011
Alltel Corp.*	3,560	171,663
Alcatel SA*	15,420	138,009
Corning, Inc.*	17,740	131,099
Qwest Communications
International*	25,300	120,934
Sprint Corp. - PCS
Group*	17,190	98,842
Telephone & Data Systems,
Inc.	1,760	87,472
Vimpel Communications*	1,740	80,806
Deutsche Telekom AG* .	5,210	79,192
America Movil SA de CV	4,190	78,562
Lucent Technologies, Inc.*	36,070	73,222
Commonwealth Telephone
Enterprises, Inc.*	1,500	65,955
Harris Corp.	2,140	64,307
ADC Telecommunications,
Inc.*	26,470	61,622
Scientific-Atlanta, Inc.	2,580	61,507
Polycom, Inc.*	4,130	57,242
Adtran, Inc.*	1,020	52,040
Ciena Corp.*	9,980	51,796
Citizens Communications
Co.*	3,870	49,884
Powerwave Technologies,
Inc.*	7,580	47,527
Cincinnati Bell, Inc.*	6,390	42,813
CenturyTel, Inc.	1,210	42,169
Comverse Technology, Inc.*	2,630	39,529

		MARKET
		VALUE
SHARES		(NOTE 1)

CommScope, Inc.*	3,810	$36,195
JDS Uniphase Corp.*	10,010	35,135
Harmonic, Inc.*	8,540	34,758
Nextel Partners, Inc.*	4,190	30,587
Viasat, Inc.*	2,110	30,257
Allen Telecom, Inc.*	1,500	24,780
Inter-Tel, Inc	1,090	23,130
American Tower Corp.*	2,550	22,568
C-COR.net Corp.*	4,600	22,540
General Communication,
Inc.*	2,110	18,273
Nortel Networks Corp.*	6,740	18,198
Symmetricom, Inc.*	4,130	18,172
Tollgrade Communications,
Inc.*	800	14,920
Cable Design Technologies
Corp.*	2,030	14,515
Boston Communications
Group, Inc.*	800	13,704
Crown Castle International
Corp.*	1,730	13,442
Sonus Networks, Inc.*	2,420	12,173
Metro One
Telecommunications,
Inc.*	2,320	11,971
Tellabs, Inc.*	1,780	11,695
Andrew Corp.*	1,050	9,660
Avaya, Inc.*	1,100	7,106
Adaptec, Inc.*	800	6,224
Black Box Corp.	160	5,792

Total Common Stocks
(Cost $5,530,338)		6,160,676

	FACE
	AMOUNT

Repurchase Agreements 2.4%
Repurchase Agreement (Note 3)
1.13% due 07/01/03	$38,181	38,181
1.07% due 07/01/03	37,969	37,969
0.99% due 07/01/03	37,628	37,628
0.95% due 07/01/03	38,181	38,181

Total Repurchase Agreements
(Cost $151,959)		151,959

Total Investments 100%
(Cost $5,682,297)		$6,312,635

* Non-Income Producing Securities

ADR—American Depository Receipt

See Notes to Financial Statements.

TRANSPORTATION FUND
SCHEDULE OF INVESTMENTS (Unaudited) June 30, 2003

		MARKET
		VALUE
	SHARES	(NOTE 1)

Common Stocks 98.2%
United Parcel Service, Inc.
—Class B	8,800	$560,560
Southwest Airlines Co.	17,780	305,816
Union Pacific Corp.	5,130	297,643
FedEx Corp.	4,390	272,312
Norfolk Southern Corp.	11,350	217,920
Burlington Northern Santa
Fe Corp.	6,970	198,227
CSX Corp.	4,550	136,909
JB Hunt Transport
Services, Inc.*	3,540	133,635
Ryder System, Inc.	5,040	129,125
Delta Air Lines, Inc.	7,620	111,862
Alexander & Baldwin, Inc.	4,116	109,197
Skywest, Inc.	5,620	107,117
EGL, Inc.*	6,330	96,216
Yellow Corp.*	3,850	89,127
Expeditors International
Washington, Inc.	2,380	82,443
C.H. Robinson Worldwide,
Inc.	2,240	79,654
Roadway Corp.	2,530	72,181
Werner Enterprises, Inc.	3,263	69,176
Mesa Air Group, Inc.*	8,510	68,080
USF Corp.	2,040	55,019
CNF, Inc.	2,160	54,821
Swift Transportation Co.,
Inc.*	2,870	53,439
Atlantic Coast Airlines
Holdings, Inc.*	3,940	53,151
Arkansas Best Corp.	2,100	49,959
Kansas City Southern*	4,150	49,924

		MARKET
		VALUE
	SHARES	(NOTE 1)

ExpressJet Holdings,
Inc.*	3,050	$46,055
JetBlue Airways Corp.*	1,080	45,673
Ryanair Holdings
PLC - SP ADR*	900	40,410
Alaska Air Group, Inc.*	1,850	39,683
Landstar System, Inc.*	610	38,339
Genesee & Wyoming,
Inc.*	1,790	36,820
UTI Worldwide, Inc.	1,160	36,180
Heartland Express, Inc.*	1,602	35,645
Knight Transportation, Inc.*	1,320	32,868
AirTran Holdings, Inc.*	3,120	32,666
Airborne, Inc.	1,420	29,678
Kirby Corp.*	430	12,126
Frontier Airlines, Inc.*	1,330	12,076
Forward Air Corp.*	400	10,148

Total Common Stocks
(Cost $3,567,660)		3,901,880

	FACE
	AMOUNT

Repurchase Agreements 1.8%
Repurchase Agreement (Note 3)
1.13% due 07/01/03	$17,561	17,561
1.07% due 07/01/03	17,463	17,463
0.99% due 07/01/03	17,306	17,306
0.95% due 07/01/03	17,561	17,561

Total Repurchase Agreements
(Cost $69,891)		69,891

Total Investments 100%
(Cost $3,637,551)		$3,971,771

* Non-Income Producing Securities

ADR—American Depository Receipt

See Notes to Financial Statements.

SEMI-ANNUAL REPORT 83

UTILITIES FUND
SCHEDULE OF INVESTMENTS (Unaudited) June 30, 2003

		MARKET
		VALUE
	SHARES	(NOTE 1)

Common Stocks 97.8%
Dominion Resources,
Inc./VA	6,348	$407,999
Duke Energy Corp.	19,755	394,112
Entergy Corp.	7,288	384,661
The Southern Co.	11,900	370,804
FirstEnergy Corp.	8,822	339,206
Ameren Corp.	7,236	319,108
Public Service Enterprise
Group, Inc.	7,486	316,283
American Electric Power
Co., Inc.	10,360	309,039
SCANA Corp.	8,108	277,942
Wisconsin Energy Corp.	9,388	272,252
NiSource, Inc.	14,036	266,684
Progress Energy, Inc.	6,032	264,805
Exelon Corp.	4,222	252,518
Northeast Utilities	14,336	239,985
Great Plains Energy, Inc.	8,072	233,119
PPL Corp.	5,410	232,630
Kinder Morgan, Inc.	4,242	231,825
Calpine Corp.*	35,028	231,185
TXU Corp.	10,236	229,798
Peoples Energy Corp.	4,900	210,161
Xcel Energy, Inc.	13,764	207,011
Williams Cos., Inc.	26,178	206,806
Equitable Resources, Inc.	4,976	202,722
PG&E Corp.*	9,448	199,825
Edison International*	11,918	195,813
The AES Corp.*	30,656	194,666
NSTAR	4,230	192,677
Cinergy Corp.	5,190	190,940
EL Paso Corp.	22,732	183,675
FPL Group, Inc.	2,704	180,762
Energy East Corp.	8,328	172,889
WPS Resources Corp.	4,252	170,930
KeySpan Corp.	4,802	170,231
OGE Energy Corp.	7,960	170,105
Sempra Energy	5,594	159,597
AGL Resources, Inc.	5,644	143,583
Westar Energy, Inc.	8,768	142,305
Consolidated Edison, Inc.	3,240	140,227
Sierra Pacific Resources*	23,220	137,927
Dynegy, Inc. - Class A*	32,068	134,686
DTE Energy Co.	3,440	132,922

		MARKET
		VALUE
	SHARES	(NOTE 1)

Centerpoint Energy, Inc.	15,996	$130,367
WGL Holdings, Inc.	4,788	127,840
Nicor, Inc.	3,254	120,756
Mirant Corp.*	39,090	113,361
Vectren Corp.	4,384	109,819
Allegheny Energy, Inc.	12,280	103,766
DPL, Inc.	6,326	100,836
CMS Energy Corp.	12,238	99,128
National Fuel Gas Co.	3,786	98,625
MDU Resources Group,
Inc.	2,840	95,112
Constellation Energy
Group, Inc.	2,594	88,974
Questar Corp.	2,624	87,825
Pinnacle West Capital
Corp.	2,198	82,315
Philadelphia Suburban
Corp.	3,348	81,624
TECO Energy, Inc.	6,362	76,280
Aquila, Inc.	23,104	59,608
Oneok, Inc.	2,968	58,262
Alliant Energy Corp.	2,392	45,520
Pepco Holdings, Inc.	2,116	40,543
PNM Resources, Inc.	242	6,474
Black Hills Corp.	188	5,772
Puget Energy, Inc.	212	5,060

Total Common Stocks
(Cost $9,525,029)		11,152,282

	FACE
	AMOUNT

Repurchase Agreements 2.2%
Repurchase Agreement (Note 3)
1.13% due 07/01/03	$63,959	63,959
1.07% due 07/01/03	63,603	63,603
0.99% due 07/01/03	63,033	63,033
0.95% due 07/01/03	63,959	63,959

Total Repurchase Agreements
(Cost $254,554)		254,554

Total Investments 100%
(Cost $9,779,583)		$11,406,836

* Non-Income Producing Securities

See Notes to Financial Statements.

STATEMENTS OF ASSETS AND LIABILITIES (Unaudited)

	U.S. Government
	Money Market	Nova	Ursa	OTC
	Fund	Fund	Fund	Fund

ASSETS
Securities at Value*
(Notes 1, 2 and 3)	$341,157,040	$41,420,195	$44,461,382	$113,578,402
Collateral for Securities Loaned
(Note 9)	—	—	—	41,293,864
Receivable for Futures
Contracts Settlement (Note 1)	—	—	23,037	5,184
Receivable for Equity Index
Swap Settlement (Note 1)	—	—	—	—
Investment Income Receivable
(Note 1)	6,850	43,010	302	2,504
Cash in Custodian Bank	—	—	—	—
Segregated Cash with Broker	—	1,299,068	2,575,330	864,000
Receivable for Shares Purchased	3,388,657	305,582	248,312	1,929,426
Other Assets	—	—	187	—

Total Assets	344,552,547	43,067,855	47,308,550	157,673,380

LIABILITIES
Investment Advisory Fee Payable
(Note 4)	101,931	26,467	34,035	63,943
Portfolio Accounting Fee Payable
(Note 4)	20,205	3,529	3,782	8,526
Payable for Equity Index
Swap Settlement (Note 1)	—	—	—	—
Payable for Futures
Contracts Settlement (Note 1)	. —	14,852	—	—
Payable upon Return of Securities
Loaned (Note 9)	—	—	—	41,293,864
Liability for Shares Redeemed	1,453,256	345,115	110,417	2,444,975
Cash Payable to Custodian Bank	—	—	—	—
Custody Fees Payable	8,155	1,416	1,512	3,411
Transfer Agent Fee Payable
(Note 4)	40,772	8,822	9,454	21,314
Distribution and Service
Fee Payable (Note 4)	39,269	8,822	9,454	21,314
Other Liabilities	129,418	33,749	25,993	78,281

Total Liabilities	1,793,006	442,772	194,647	43,935,628

NETASSETS (Note 8)	$342,759,541	$42,625,083	$47,113,903	$113,737,752

Shares Outstanding	342,773,171	7,176,145	7,068,019	10,396,921
Net Asset Value Per Share	$1.00	$5.94	$6.67	$10.94

* The cost of Securities at Value is $341,157,040, $37,393,431, $44,403,490, $85,374,824, $38,533,887, $22,771,729, $9,090,855, $7,140,707, $15,543,533, and $18,039,611, respectively.

See Notes to Financial Statements.

SEMI-ANNUAL REPORT 85

June 30, 2003

					U.S.
Arktos	Titan 500	Velocity 100	Medius	Mekros	Government
Fund	Fund	Fund	Fund	Fund	Bond Fund

$38,533,017	$22,676,004	$9,090,135	$7,949,263	$17,306,734	$18,895,260

—	—	—	—	—	—

9,536	—	919	—	—	208,685

177,691	—	—	—	—	—

504	311	118	12,747	9,340	91,624
—	—	—	—	301	—
8,851,086	868,308	5,456,024	108,000	2,590,114	379,800
3,999,741	—	—	—	—	1,407,912
—	684	989	68,310	3,110	156

51,571,575	23,545,307	14,548,185	8,138,320	19,909,599	20,983,437

29,617	12,390	7,327	15,816	26,179	13,919

3,291	1,377	814	1,757	2,909	2,784

—	—	244,057	—	298,696	—

—	24,955	—	12,695	54,250	—

—	—	—	—	—	—
1,179,299	2,928,048	4,601,166	401,154	2,097,733	216,556
—	—	—	1,460,721	—	—
1,316	550	326	1,383	1,164	1,301

8,227	3,442	2,035	4,393	7,272	5,568

8,227	3,442	2,035	4,393	7,272	6,960
22,071	5,038	3,746	6,805	11,761	24,033

1,252,048	2,979,242	4,861,506	1,909,117	2,507,236	271,121

$50,319,527	$20,566,065	$9,686,679	$6,229,203	$17,402,363	$20,712,316

1,642,093	1,071,428	580,562	298,422	715,398	1,501,929
$30.64	$19.20	$16.69	$20.87	$24.33	$13.79

STATEMENTS OF ASSETS AND LIABILITIES (Unaudited) (continued)

		Large-Cap	Large-Cap	Sector
	Juno	Europe	Japan	Rotation	Banking
	Fund	Fund	Fund	Fund	Fund

ASSETS
Securities at Value*
(Notes 1, 2 and 3)	$6,109,439	$5,127,053	$7,999,190	$10,609,858	$3,014,297
Receivable for Futures
Contracts Settlement (Note 1)	—	1,925	125	—	—
Investment Income Receivable
(Note 1)	87	90	—	10,862	12,111
Cash in Custodian Bank (Note 1)	1,500,000	—	—	—	—
Segregated Cash with Broker	162,000	1,703,250	1,948,263	—	—
Foreign Cash	—	—	3,842	—	—
Receivable for Securities Sold
(Note 1)	—	—	—	2,408,792	251,294
Receivable for Shares Purchased	1,908,031	88,559	—	39,668	12,816
Other Assets	—	—	238	—	—

Total Assets	9,679,557	6,920,877	9,951,658	13,069,180	3,290,518

LIABILITIES
Investment Advisory Fee Payable
(Note 4)	3,794	8,251	9,138	6,673	2,929
Payable for Securities Purchased
(Note 1)	—	—	—	3,099,591	—
Portfolio Accounting Fee Payable
(Note 4)	422	917	1,015	741	345
Payable for Equity Index
Swap Settlement (Note 1)	—	486,016	910,648	—	—
Payable for Futures
Contracts Settlement	92,569	—	—	—	—
Liability for Shares Redeemed	92,160	26	42,241	28,048	333,858
Cash Payable to Custodian Bank	—	—	3,345,385	—	—
Custody Fees Payable	169	367	407	310	448
Transfer Agent Fee Payable (Note 4)	1,054	2,292	2,538	1,854	861
Distribution and Service
Fee Payable (Note 4)	1,054	2,292	2,538	1,854	861
Other Liabilities	1,466	5,107	4,060	3,362	2,680

Total Liabilities	192,688	505,268	4,317,970	3,142,433	341,982

NETASSETS (Note 8)	$9,486,869	$6,415,609	$5,633,688	$9,926,747	$2,948,536

Shares Outstanding	401,592	295,430	306,160	1,145,814	106,545
Net Asset Value Per Share	$23.62	$21.72	$18.40	$8.66	$27.67

* The cost of Securities at Value is $6,109,439, $5,127,053, $7,999,190, $10,107,107, $2,695,109, $2,549,524, $7,607,077, $6,124,811, $5,326,536, $5,794,470 and $3,106,707, respectively.

See Notes to Financial Statements.

SEMI-ANNUAL REPORT 87

June 30, 2003

Basic		Consumer			Energy
Materials	Bio-technology	Products	Electronics	Energy	Services
Fund	Fund	Fund	Fund	Fund	Fund

$2,693,355	$9,508,921	$6,902,065	$6,441,087	$6,167,123	$3,570,201

—	—	—	—	—	—

3,995	7	15,135	84	2,347	1,760
—	—	—	—	—	—
—	—	—	—	—	—
—	—	—	—	—	—

1,771,102	421,031	62,504	—	216,410	118,006
103,067	—	38,151	1,837,857	33	48,060
673	—	36	—	—	—

4,572,192	9,929,959	7,017,891	8,279,028	6,385,913	3,738,027

1,875	8,157	5,698	5,188	3,523	3,367

—	—	—	1,009,334	854,129	—

221	960	670	610	414	396

—	—	—	—	—	—

—	—	—	—	—	—
2,141,610	370,432	414,622	36	836,165	113,505
—	—	—	—	—	—
98	387	310	335	222	624
551	2,399	1,676	1,526	1,036	990

551	2,399	1,676	1,526	1,036	990
1,189	4,359	3,679	3,497	3,168	2,657

2,146,095	389,093	428,331	1,022,052	1,699,693	122,529

$2,426,097	$9,540,866	$6,589,560	$7,256,976	$4,686,220	$3,615,498

113,038	561,909	248,965	595,852	237,229	234,449
$21.46	$16.98	$26.47	$12.18	$19.75	$15.42

STATEMENTS OF ASSETS AND LIABILITIES (Unaudited) (concluded)

	Financial	Health			Precious
	Services	Care	Internet	Leisure	Metals
	Fund	Fund	Fund	Fund	Fund

ASSETS
Securities at Value*
(Notes 1, 2 and 3)	$7,630,073	$12,149,126	$5,071,748	$3,208,420	$26,422,984
Investment Income
Receivable (Note 1)	14,357	4,562	2	3,340	1,688
Receivable for
Securities Sold (Note 1)	—	—	55,408	—	1,825,104
Receivable for Shares Purchased	1,615,984	1,335,177	51,562	49,902	284,874
Other Assets	228	—	—	160	—

Total Assets	9,260,642	13,488,865	5,178,720	3,261,822	28,534,650

LIABILITIES
Investment Advisory
Fee Payable (Note 4)	6,289	9,693	5,050	2,092	14,143
Payable for Securities
Purchased (Note 1)	760,813	685,309	—	35,364	—
Portfolio Accounting
Fee Payable (Note 4)	740	1,140	594	246	1,886
Liability for Shares Redeemed	49,354	157,237	39,519	8,326	2,146,721
Custody Fees Payable	343	474	246	98	755
Transfer Agent
Fee Payable (Note 4)	1,850	2,851	1,485	615	4,714
Distribution and Service
Fee Payable (Note 4)	1,850	2,851	1,485	615	4,714
Other Liabilities	4,148	5,770	2,356	1,907	10,712

Total Liabilities	825,387	865,325	50,735	49,263	2,183,645

NET ASSETS (Note 8)	$8,435,255	$12,623,540	$5,127,985	$3,212,559	$26,351,005

Shares Outstanding	376,564	582,217	444,162	184,838	3,810,654
Net Asset Value Per Share	$22.40	$21.68	$11.55	$17.38	$6.92

* The cost of Securities at Value is $6,972,030, $10,680,499, $4,042,256, $2,934,754, $22,588,420, $2,871,353, $10,065,397, $8,225,499, $5,682,297, $3,637,551 and $9,779,583, respectively.

See Notes to Financial Statements.

SEMI-ANNUAL REPORT 89

June 30, 2003

Real			Telecom-	Trans-
Estate	Retailing	Technology	munications	portation	Utilities
Fund	Fund	Fund	Fund	Fund	Fund

$3,120,838	$11,481,189	$9,807,765	$6,312,635	$3,971,771	$11,406,836

12,772	4,582	3,419	6,980	2,768	39,253

54,236	—	—	56,543	336,409	—
39,521	2,072,270	176,903	1,647	—	1,673,341
—	—	—	—	—	—

3,227,367	13,558,041	9,988,087	6,377,805	4,310,948	13,119,430

2,106	6,986	12,739	3,220	2,546	15,126

—	1,208,408	—	—	—	837,936

248	822	1,499	379	300	1,780
194,531	133,753	7,264	96,819	465,827	185,286
99	340	681	179	120	1,063

619	2,055	3,747	947	749	4,449

619	2,055	3,747	947	749	4,449
1,644	3,645	5,935	1,769	1,843	8,276

199,866	1,358,064	35,612	104,260	472,134	1,058,365

$3,027,501	$12,199,977	$9,952,475	$6,273,545	$3,838,814	$12,061,065

110,188	543,996	794,119	403,614	172,490	833,300
$27.48	$22.43	$12.53	$15.54	$22.26	$14.47

STATEMENTS OF OPERATIONS (Unaudited)

U.S. Government
	Money Market		Nova	Ursa	OTC
		Fund	Fund	Fund	Fund

INVESTMENT INCOME
Interest (Note 1)		$1,669,594	$41,806	$268,900	$46,218
Interest from Securities Lending		—	—	—	7,571
Dividends, Net of Foreign
Tax Withheld* (Note 1)		—	249,616	—	90,234
Other Income		1,380	—	—	—

Total Income		1,670,974	291,422	268,900	144,023

EXPENSES
Advisory Fees (Note 4)		682,672	138,382	205,626	346,915
Transfer Agent Fees (Note 4)		273,022	46,127	57,118	115,638
Audit and Outside Services (Note 1)		85,983	48,848	23,848	111,106
Accounting Fees (Note 4)		132,680	18,451	22,847	46,255
Trustees’ Fees		11,180	5,955	2,945	13,470
Servicing Fee Expense		341,336	46,127	57,118	115,638
Custodian Fees		53,858	7,376	9,321	18,208
Miscellaneous		75,014	(31,508)	2,052	(66,110)

Total Expenses		1,655,745	279,758	380,875	701,120

Less Expenses Waived by Distributor	.	(14,811)	—	—	—

Total Waived Expenses		(14,811)	—	—	—

Net Expenses		1,640,934	279,758	380,875	701,120

Net Investment Income (Loss)		30,040	11,664	(111,975)	(557,097)

REALIZED AND UNREALIZED GAIN
(LOSS) ON INVESTMENTS (NOTE 1)
Net Realized Gain (Loss) on:
Investment Securities		—	506,765	(397,133)	505,175
Equity Index Swaps		—	—	—	—
Futures Contracts		—	2,855,805	(7,285,641)	1,555,310

Total Net Realized Gain (Loss)	.	—	3,362,570	(7,682,774)	2,060,485

Net Change in Unrealized
Appreciation (Depreciation) on:
Investment Securities		—	3,134,110	19,566	15,450,542
Equity Index Swaps		—	—	—	—
Futures Contracts		—	9,283	781,777	(12,826)

Net Change in Unrealized
Appreciation (Depreciation)		—	3,143,393	801,343	15,437,716

Net Gain (Loss) on Investments		—	6,505,963	(6,881,431)	17,498,201

Net Increase (Decrease) in
Net Assets from Operations	. .	$30,040	$6,517,627	$(6,993,406)	$16,941,104

* Net of foreign tax withheld of $0, $0, $0, $485, $0, $0, $0, $0, $67 and $0, respectively.

See Notes to Financial Statements.

SEMI-ANNUAL REPORT 91

Period Ended June 30, 2003

					U.S.
Arktos	Titan 500	Velocity 100	Medius	Mekros	Government
Fund	Fund	Fund	Fund	Fund	Bond Fund

$172,393	$44,250	$23,076	$7,956	$42,927	$904,307
—	—	—	—	—	—

—	—	—	48,897	63,573	—
—	—	—	—	—	—

172,393	44,250	23,076	56,853	106,500	904,307

160,139	39,970	26,720	40,337	92,774	101,075
44,483	11,103	7,422	11,205	25,772	40,430
14,027	1,528	2,959	1,673	3,233	11,603
17,793	4,441	2,969	4,482	10,308	20,215
1,802	236	378	192	527	1,450
44,483	11,103	7,422	11,205	25,771	50,538
6,991	1,758	1,237	2,535	4,031	8,332
6,624	3,887	459	3,921	9,217	12,422

296,342	74,026	49,566	75,550	171,633	246,065

—	—	—	—	—	—

—	—	—	—	—	—

296,342	74,026	49,566	75,550	171,633	246,065

(123,949)	(29,776)	(26,490)	(18,697)	(65,133)	658,242

(3,685)	558,951	(2,331)	143,150	1,315,121	2,285,256
(8,743,871)	—	447,011	—	3,550,931	—
(261,725)	2,469,432	(24,439)	883,954	2,450,708	925,168

(9,009,281)	3,028,383	420,241	1,027,104	7,316,760	3,210,424

(95)	(60,406)	(360)	808,286	1,838,327	(345,267)
(323,013)	—	24,372	—	50,477	—
3,146	(734,374)	43,299	24,108	(9,434)	(429,021)

(319,962)	(794,780)	67,311	832,394	1,879,370	(774,288)

(9,329,243)	2,233,603	487,552	1,859,498	9,196,130	2,436,136

$(9,453,192)	$2,203,827	$461,062	$1,840,801	$9,130,997	$3,094,378

STATEMENTS OF OPERATIONS (Unaudited) (continued)

			Large-Cap	Large-Cap	Sector
		Juno	Europe	Japan	Rotation	Banking
		Fund**	Fund	Fund	Fund	Fund

INVESTMENT INCOME
Interest (Note 1)		$6,660	$41,028	$35,451	$1,755	$524
Dividends, Net of Foreign
Tax Withheld* (Note 1)		—	—	—	50,069	61,568

Total Income		6,660	41,028	35,451	51,824	62,092

EXPENSES
Advisory Fees (Note 4)		5,386	38,854	30,814	28,351	17,029
Transfer Agent Fees (Note 4)		1,496	10,793	8,560	7,875	5,008
Audit and Outside Services
(Note 1)		—	1,906	3,406	2,300	2,816
Accounting Fees (Note 4)		598	4,317	3,423	3,150	2,004
Trustees’ Fees		—	280	386	292	341
Servicing Fee Expense		1,496	10,793	8,560	7,875	5,008
Custodian Fees		235	1,669	1,341	1,604	1,096
Miscellaneous		799	3,226	674	1,429	(623)

Total Expenses		10,010	71,838	57,164	52,876	32,679

Net Investment Income (Loss)		(3,350)	(30,810)	(21,713)	(1,052)	29,413

REALIZED AND UNREALIZED GAIN
(LOSS) ON INVESTMENTS (NOTE 1)
Net Realized Gain (Loss) on:
Investment Securities		(10)	(1)	(66)	(128,115)	334,975
Equity Index Swaps		—	3,260,927	(1,947,257)	—	—
Futures Contracts		(134,093)	31,900	(49,872)	—	—
Forward Foreign
Exchange Contracts		—	(24)	—	—	—
Foreign Currency		—	219	—	—	—

Total Net Realized Gain (Loss)	.	(134,103)	3,293,021	(1,997,195)	(128,115)	334,975

Net Change in Unrealized
Appreciation (Depreciation) on:
Investment Securities		—	—	—	610,149	119,456
Equity Index Swaps		—	(499,019)	(308,143)	—	—
Futures Contracts		226,241	(9,864)	(943)	—	—
Foreign Currency		—	(173)	(31)	—	—

Net Change in Unrealized
Appreciation (Depreciation)	.	226,241	(509,056)	(309,117)	610,149	119,456

Net Gain (Loss) on Investments		92,138	2,783,965	(2,306,312)	482,034	454,431

Net Increase (Decrease) in
Net Assets from Operations	. .	$88,788	$2,753,155	$(2,328,025)	$480,982	$483,844

*	Net of foreign tax withheld of $0, $0, $0, $596, $66, $33, $0, $0, $44, $4,175 and $0, respectively.
**	Since commencement of operations: May 1, 2003—Juno Fund.
See Notes to Financial Statements.

SEMI-ANNUAL REPORT 93

Period Ended June 30, 2003

Basic	Bio-	Consumer			Energy
Materials	technology	Products	Electronics	Energy	Services
Fund	Fund	Fund	Fund	Fund	Fund

$197	$901	$815	$743	$794	$646

13,435	—	53,037	3,739	55,034	10,888

13,632	901	53,852	4,482	55,828	11,534

5,691	27,674	26,450	24,502	20,954	18,289
1,674	8,139	7,779	7,206	6,163	5,379

1,563	3,033	3,417	2,158	2,430	2,452
670	3,256	3,112	2,883	2,465	2,152
186	402	420	309	308	306
1,674	8,139	7,779	7,206	6,163	5,379
277	1,375	1,294	1,411	1,065	1,308
(883)	701	119	1,141	378	(46)

10,852	52,719	50,370	46,816	39,926	35,219

2,780	(51,818)	3,482	(42,334)	15,902	(23,685)

(211,576)	(328,531)	(115,702)	(368,261)	180,800	(159,117)
—	—	—	—	—	—
—	—	—	—	—	—

—	—	—	—	—	—
—	—	—	—	—	—

(211,576)	(328,531)	(115,702)	(368,261)	180,800	(159,117)

29,678	1,601,820	552,084	1,127,341	8,208	164,915
—	—	—	—	—	—
—	—	—	—	—	—
—	—	—	—	—	—

29,678	1,601,820	552,084	1,127,341	8,208	164,915

(181,898)	1,273,289	436,382	759,080	189,008	5,798

$(179,118)	$1,221,471	$439,864	$716,746	$204,910	$(17,887)

STATEMENTS OF OPERATIONS (Unaudited) (concluded)

	Financial	Health			Precious
	Services	Care	Internet	Leisure	Metals
	Fund	Fund	Fund	Fund	Fund

INVESTMENT INCOME
Interest (Note 1)	$1,031	$1,360	$664	$405	$2,648
Dividends, Net of Foreign
Tax Withheld* (Note 1)	67,187	36,111	667	9,235	144,703

Total Income	68,218	37,471	1,331	9,640	147,351

EXPENSES
Advisory Fees (Note 4)	26,460	40,628	18,180	12,150	73,610
Transfer Agent Fees (Note 4)	7,782	11,950	5,347	3,574	24,537
Audit and Outside Services
(Note 1)	4,759	4,420	1,473	1,609	10,249
Accounting Fees (Note 4)	3,113	4,780	2,139	1,429	9,815
Trustees’ Fees	572	380	189	131	1,238
Servicing Fee Expense	7,782	11,950	5,347	3,574	24,537
Custodian Fees	1,328	1,895	848	566	3,978
Miscellaneous	(1,358)	1,278	1,078	41	1,038

Total Expenses	50,438	77,281	34,601	23,074	149,002

Net Investment Income (Loss)	17,780	(39,810)	(33,270)	(13,434)	(1,651)

REALIZED AND UNREALIZED GAIN
(LOSS) ON INVESTMENTS (NOTE 1)
Net Realized Gain (Loss) on:
Investment Securities	(784,160)	(18,570)	(245,113)	275,574	(696,961)

Total Net Realized Gain (Loss)	(784,160)	(18,570)	(245,113)	275,574	(696,961)

Net Change in Unrealized
Appreciation (Depreciation) on:
Investment Securities	449,731	1,044,241	657,086	161,083	(1,742,179)

Net Change in Unrealized
Appreciation (Depreciation)	449,731	1,044,241	657,086	161,083	(1,742,179)

Net Gain (Loss) on Investments	(334,429)	1,025,671	411,973	436,657	(2,439,140)

Net Increase (Decrease) in Net
Assets from Operations	$(316,649)	$985,861	$378,703	$423,223	$(2,440,791)

* Net of foreign tax withheld of $34, $13, $0, $0, $7,674, $0, $0, $178, $666, $0 and $0, respectively.

See Notes to Financial Statements.

SEMI-ANNUAL REPORT 95

Period Ended June 30, 2003

			Telecom-	Trans-
Real Estate	Retailing	Technology	munications	portation	Utilities
Fund	Fund	Fund	Fund	Fund	Fund

$525	$769	$1,286	$655	$361	$1,954

158,693	17,520	10,317	34,338	11,920	295,535

159,218	18,289	11,603	34,993	12,281	297,489

14,763	24,490	38,552	15,084	12,280	65,027
4,342	7,203	11,339	4,436	3,612	19,126

525	2,233	4,126	1,366	1,820	4,890
1,737	2,881	4,536	1,775	1,444	7,650
110	295	536	173	229	640
4,342	7,203	11,339	4,436	3,612	19,126
696	1,137	1,908	733	587	3,371
1,658	1,124	1,095	737	(215)	4,152

28,173	46,566	73,431	28,740	23,369	123,982

131,045	(28,277)	(61,828)	6,253	(11,088)	173,507

534,210	(84,535)	984,696	(116,597)	112,593	1,235,611

534,210	(84,535)	984,696	(116,597)	112,593	1,235,611

193,276	1,241,056	1,272,667	315,534	(7,714)	629,357

193,276	1,241,056	1,272,667	315,534	(7,714)	629,357

727,486	1,156,521	2,257,363	198,937	104,879	1,864,968

$858,531	$1,128,244	$2,195,535	$205,190	$93,791	$2,038,475

STATEMENTS OF CHANGES IN NET ASSETS

	U.S. Government
	Money Market Fund

	Period	Year
	Ended	Ended
	June 30,	December 31,
	2003*	2002

FROM OPERATIONS
Net Investment Income (Loss)	$30,040	$712,674
Net Realized Gain (Loss) on Investments	—	(386)
Net Change in Unrealized Appreciation (Depreciation)
on Investments	—	—

Net Increase (Decrease) in Net Assets from Operations	30,040	712,288

Distributions to Shareholders from: (Note 1)
Net Investment Income	(30,040)	(712,671)

Total Distributions to Shareholders	(30,040)	(712,671)

Net Increase (Decrease) in Net Assets
From Share Transactions (Note 7)	83,806,949	162,437,506

Net Increase (Decrease) in Net Assets	83,806,949	162,437,123
NET ASSETS—Beginning of Period	258,952,592	96,515,469

NET ASSETS—End of Period	$342,759,541	$258,952,592

* Unaudited

See Notes to Financial Statements.

SEMI-ANNUAL REPORT 97

Nova Fund		Ursa Fund		OTC Fund

Period	Year	Period	Year	Period	Year
Ended	Ended	Ended	Ended	Ended	Ended
June 30,	December 31,	June 30,	December 31,	June 30,	December 31,
2003*	2002	2003*	2002	2003*	2002

$11,664	$(63,096)	$(111,975)	$(61,967)	$(557,097)	$(1,693,023)
3,362,570	(22,000,232)	(7,682,774)	1,443,584	2,060,485	(41,035,867)

3,143,393	(1,082,392)	801,343	751,151	15,437,716	(18,685,727)

6,517,627	(23,145,720)	(6,993,406)	2,132,768	16,941,104	(61,414,617)

—	(2,528,913)	—	(348,637)	—	—

—	(2,528,913)	—	(348,637)	—	—

2,090,215	(1,249,550)	17,911,969	15,414,014	19,161,833	(25,569,452)

8,607,842	(26,924,183)	10,918,563	17,198,145	36,102,937	(86,984,069)
34,017,241	60,941,424	36,195,340	18,997,195	77,634,815	164,618,884

$42,625,083	$34,017,241	$47,113,903	$36,195,340	$113,737,752	$77,634,815

STATEMENTS OF CHANGES IN NET ASSETS (continued)

	Arktos Fund

	Period	Year
	Ended	Ended
	June 30,	December 31,
	2003*	2002

FROM OPERATIONS
Net Investment Loss	$(123,949)	$(85,613)
Net Realized Gain (Loss) on Investments	(9,009,281)	27,542
Net Change in Unrealized Appreciation (Depreciation)
on Investments	(319,962)	736,354

Net Increase (Decrease) in Net Assets from Operations	(9,453,192)	678,283

Distributions to Shareholders from: (Note 1)
Net Investment Income	—	(249,439)
Realized Gain on Investment	—	—

Total Distributions to Shareholders	—	(249,439)

Net Increase (Decrease) in Net Assets
From Share Transactions (Note 7)	35,544,180	17,844,911

Net Increase (Decrease) in Net Assets	26,090,988	18,273,755
NET ASSETS—Beginning of Period	24,228,539	5,954,784

NET ASSETS—End of Period	$50,319,527	$24,228,539

* Unaudited

See Notes to Financial Statements.

SEMI-ANNUAL REPORT 99

Titan 500 Fund		Velocity 100 Fund		Medius Fund

Period	Year	Period	Year	Period	Year
Ended	Ended	Ended	Ended	Ended	Ended
June 30,	December 31,	June 30,	December 31,	June 30,	December 31,
2003*	2002	2003*	2002	2003*	2002

$(29,776)	$(10,975)	$(26,490)	$(31,302)	$(18,697)	$(9,635)
3,028,383	(572,515)	420,241	(4,710,694)	1,027,104	(1,204,853)

(794,780)	(58,815)	67,311	(65,009)	832,394	(67,065)

2,203,827	(642,305)	461,062	(4,807,005)	1,840,801	(1,281,553)

—	—	—	—	—	—
—	(5,447)	—	—	—	(124,717)

—	(5,447)	—	—	—	(124,717)

16,240,642	2,458,357	5,879,154	7,676,051	(2,318,791)	7,359,451

18,444,469	1,810,605	6,340,216	2,869,046	(477,990)	5,953,181
2,121,596	310,991	3,346,463	477,417	6,707,193	754,012

$20,566,065	$2,121,596	$9,686,679	$3,346,463	$6,229,203	$6,707,193

STATEMENTS OF CHANGES IN NET ASSETS (continued)

	Mekros Fund

	Period	Year
	Ended	Ended
	June 30,	December 31,
	2003*	2002

FROM OPERATIONS
Net Investment Income (Loss)	$(65,133)	$(33,472)
Net Realized Gain (Loss) on Investments	7,316,760	(2,087,895)
Net Change in Unrealized Appreciation (Depreciation)
on Investments	1,879,370	(224,876)

Net Increase (Decrease) in Net Assets from Operations	9,130,997	(2,346,243)

Distributions to Shareholders from: (Note 1)
Net Investment Income	—	—
Realized Gain on Investment	—	(180,469)

Total Distributions to Shareholders	—	(180,469)

Net Increase (Decrease) in Net Assets
From Share Transactions (Note 7)	(4,675,525)	6,949,530

Net Increase (Decrease) in Net Assets	4,455,472	4,422,818
NET ASSETS—Beginning of Period	12,946,891	8,524,073

NET ASSETS—End of Period	$17,402,363	$12,946,891

*	Unaudited
**	Since the commencement of operations: May 1, 2003—Juno Fund.
See Notes to Financial Statements.

SEMI-ANNUAL REPORT 101

U.S. Government		Juno	Large-Cap
Bond Fund		Fund**	Europe Fund

Period	Year	Period	Period	Year
Ended	Ended	Ended	Ended	Ended
June 30,	December 31,	June 30,	June 30,	December 31,
2003*	2002	2003*	2003*	2002

$658,242	$648,221	$(3,350)	$(30,810)	$(10,896)
3,210,424	1,752,214	(134,103)	3,293,021	(1,214,234)

(774,288)	1,569,992	226,241	(509,056)	(11,968)

3,094,378	3,970,427	88,788	2,753,155	(1,237,098)

(658,242)	(648,221)	—	—	(796)
—	—	—	—	(66,697)

(658,242)	(648,221)	—	—	(67,493)

(6,914,003)	17,346,961	9,398,081	580,606	3,064,354

(4,477,867)	20,669,167	9,486,869	3,333,761	1,759,763
25,190,183	4,521,016	—	3,081,848	1,322,085

$20,712,316	$25,190,183	$9,486,869	$6,415,609	$3,081,848

STATEMENTS OF CHANGES IN NET ASSETS (continued)

	Large-Cap
	Japan Fund

	Period	Year
	Ended	Ended
	June 30,	December 31,
	2003*	2002

FROM OPERATIONS
Net Investment Income (Loss)	$(21,713)	$(15,700)
Net Realized Gain (Loss) on Investments	(1,997,195)	(1,495,522)
Net Change in Unrealized Appreciation
(Depreciation) on Investments	(309,117)	98,793

Net Increase (Decrease) in Net Assets from Operations	(2,328,025)	(1,412,429)

Distributions to Shareholders from: (Note 1)
Net Investment Income	—	—
Realized Gain on Investment	—	(10,127)

Total Distributions to Shareholders	—	(10,127)

Net Increase (Decrease) in Net Assets
From Share Transactions (Note 7)	4,372,117	4,369,397

Net Increase (Decrease) in Net Assets	2,044,092	2,946,841
NET ASSETS—Beginning of Period	3,589,596	642,755

NET ASSETS—End of Period	$5,633,688	$3,589,596

*	Unaudited.
**	Since the commencement of operations May 1, 2002—Sector Rotation Fund.
See Notes to Financial Statements.

SEMI-ANNUAL REPORT 103

Sector Rotation				Basic
Fund		Banking Fund		Materials Fund

Period	Period	Period	Year	Period	Year
Ended	Ended	Ended	Ended	Ended	Ended
June 30,	December 31,	June 30,	December 31,	June 30,	December 31,
2003*	2002**	2003*	2002	2003*	2002

$(1,052)	$(6,560)	$29,413	$48,501	$2,780	$8,471
(128,115)	(1,611,110)	334,975	(683,092)	(211,576)	(972,966)

610,149	(107,398)	119,456	157,531	29,678	6,705

480,982	(1,725,068)	483,844	(477,060)	(179,118)	(957,790)

—	—	—	(10,488)	—	(6,585)
—	—	—	—	—	—

—	—	—	(10,488)	—	(6,585)

2,777,110	8,393,723	(2,543,034)	4,865,333	1,704,553	936,119

3,258,092	6,668,655	(2,059,190)	4,377,785	1,525,435	(28,256)
6,668,655	—	5,007,726	629,941	900,662	928,918

$9,926,747	$6,668,655	$2,948,536	$5,007,726	$2,426,097	$900,662

STATEMENTS OF CHANGES IN NET ASSETS (continued)

	Biotechnology
	Fund

	Period	Year
	Ended	Ended
	June 30,	December 31,
	2003*	2002

FROM OPERATIONS
Net Investment Income (Loss)	$(51,818)	$(44,880)
Net Realized Gain (Loss) on Investments	(328,531)	(2,268,874)
Net Change in Unrealized Appreciation (Depreciation)
on Investments	1,601,820	147,031

Net Increase (Decrease) in Net Assets from Operations	1,221,471	(2,166,723)

Distributions to Shareholders from: (Note 1)
Net Investment Income	—	—
Realized Gain on Investment	—	(6,158)

Total Distributions to Shareholders	—	(6,158)

Net Increase (Decrease) in Net Assets
From Share Transactions (Note 7)	4,744,176	3,789,067

Net Increase (Decrease) in Net Assets	5,965,647	1,616,186
NET ASSETS—Beginning of Period	3,575,219	1,959,033

NET ASSETS—End of Period	$9,540,866	$3,575,219

* Unaudited.

See Notes to Financial Statements.

SEMI-ANNUAL REPORT 105

Consumer
Products Fund		Electronics Fund		Energy Fund

Period	Year	Period	Year	Period	Year
Ended	Ended	Ended	Ended	Ended	Ended
June 30,	December 31,	June 30,	December 31,	June 30,	December 31,
2003*	2002	2003*	2002	2003*	2002

$3,482	$7,419	$(42,334)	$(32,493)	$15,902	$(3,687)
(115,702)	(700,206)	(368,261)	(2,368,566)	180,800	(431,732)

552,084	140,410	1,127,341	(19,002)	8,208	308,828

439,864	(552,377)	716,746	(2,420,061)	204,910	(126,591)

—	(1,267)	—	—	—	—
—	(8,315)	—	(20,087)	—	—

—	(9,582)	—	(20,087)	—	—

(3,402)	5,410,192	2,156,389	5,401,424	(1,352,337)	3,783,194

436,462	4,848,233	2,873,135	2,961,276	(1,147,427)	3,656,603
6,153,098	1,304,865	4,383,841	1,422,565	5,833,647	2,177,044

$6,589,560	$6,153,098	$7,256,976	$4,383,841	$4,686,220	$5,833,647

STATEMENTS OF CHANGES IN NET ASSETS (continued)

	Energy
	Services Fund

	Period	Year
	Ended	Ended
	June 30,	December 31,
	2003*	2002

FROM OPERATIONS
Net Investment Income (Loss)	$(23,685)	$(32,232)
Net Realized Loss on Investments	(159,117)	(1,510,252)
Net Change in Unrealized Appreciation on Investments	164,915	181,259

Net Increase (Decrease) in Net Assets from Operations	(17,887)	(1,361,225)

Distributions to Shareholders from: (Note 1)
Net Realized Capital Gains	—	(99,830)

Total Distributions to Shareholders	—	(99,830)

Net Increase (Decrease) in Net Assets
From Share Transactions (Note 7)	(793,897)	4,337,782

Net Increase (Decrease) in Net Assets	(811,784)	2,876,727
NET ASSETS—Beginning of Period	4,427,282	1,550,555

NET ASSETS—End of Period	$3,615,498	$4,427,282

* Unaudited.

See Notes to Financial Statements.

SEMI-ANNUAL REPORT 107

Financial
Services Fund		Health Care Fund		Internet Fund

Period	Year	Period	Year	Period	Year
Ended	Ended	Ended	Ended	Ended	Ended
June 30,	December 31,	June 30,	December 31,	June 30,	December 31,
2003*	2002	2003*	2002	2003*	2002

$17,780	$17,051	$(39,810)	$(25,321)	$(33,270)	$(19,611)
(784,160)	(2,021,382)	(18,570)	(1,086,702)	(245,113)	(465,292)
449,731	100,301	1,044,241	360,491	657,086	299,102

(316,649)	(1,904,030)	985,861	(751,532)	378,703	(185,801)

—	(20,507)	—	(13,492)	—	—

—	(20,507)	—	(13,492)	—	—

6,004,148	2,064,858	6,473,196	4,978,983	1,046,336	2,997,642

5,687,499	140,321	7,459,057	4,213,959	1,425,039	2,811,841
2,747,756	2,607,435	5,164,483	950,524	3,702,946	891,105

$8,435,255	$2,747,756	$12,623,540	$5,164,483	$5,127,985	$3,702,946

STATEMENTS OF CHANGES IN NET ASSETS (continued)

	Leisure Fund

	Period	Year
	Ended	Ended
	June 30,	December 31,
	2003*	2002

FROM OPERATIONS
Net Investment Income (Loss)	$(13,434)	$(25,211)
Net Realized Gain (Loss) on Investments	275,574	(1,026,397)
Net Change in Unrealized Appreciation (Depreciation)
on Investments	161,083	72,442

Net Increase (Decrease) in Net Assets from Operations	423,223	(979,166)

Distributions to Shareholders from: (Note 1)
Net Investment Income	—	—
Realized Gain on Investment	—	—

Total Distributions to Shareholders	—	—

Net Increase (Decrease) in Net Assets
From Share Transactions (Note 7)	774,608	2,190,226

Net Increase (Decrease) in Net Assets	1,197,831	1,211,060
NET ASSETS—Beginning of Period	2,014,728	803,668

NET ASSETS—End of Period	$3,212,559	$2,014,728

* Unaudited.

See Notes to Financial Statements.

SEMI-ANNUAL REPORT 109

Precious
Metals Fund		Real Estate Fund		Retailing Fund

Period	Year	Period	Year	Period	Year
Ended	Ended	Ended	Ended	Ended	Ended
June 30,	December 31,	June 30,	December 31,	June 30,	December 31,
2003*	2002	2003*	2002	2003*	2002

$(1,651)	$(38,192)	$131,045	$57,867	$(28,277)	$(26,397)
(696,961)	(2,420,247)	534,210	(181,990)	(84,535)	(426,645)

(1,742,179)	5,344,755	193,276	54,792	1,241,056	77,967

(2,440,791)	2,886,316	858,531	(69,331)	1,128,244	(375,075)

—	—	—	(32,584)	—	—
—	—	—	(1,612)	—	(47,670)

—	—	—	(34,196)	—	(47,670)

(10,046,840)	35,077,021	267,248	1,842,836	7,970,212	1,530,139

(12,487,631)	37,963,337	1,125,779	1,739,309	9,098,456	1,107,394
38,838,636	875,299	1,901,722	162,413	3,101,521	1,994,127

$26,351,005	$38,838,636	$3,027,501	$1,901,722	$12,199,977	$3,101,521

STATEMENTS OF CHANGES IN NET ASSETS (concluded)

	Technology
	Fund

	Period	Year
	Ended	Ended
	June 30,	December 31,
	2003*	2002

FROM OPERATIONS
Net Investment Income (Loss)	$(61,828)	$(62,375)
Net Realized Gain (Loss) on Investments	984,696	641,084
Net Change in Unrealized Appreciation (Depreciation)
on Investments	1,272,667	205,370

Net Increase (Decrease) in Net Assets from Operations	2,195,535	784,079

Distributions to Shareholders from: (Note 1)
Net Investment Income	—	(185,003)

Total Distributions to Shareholders	—	(185,003)

Net Increase (Decrease) in Net Assets
From Share Transactions	2,735,995	3,205,767

Net Increase (Decrease) in Net Assets	4,931,530	3,804,843
NET ASSETS—Beginning of Period	5,020,945	1,216,102

NET ASSETS—End of Period	$9,952,475	$5,020,945

* Unaudited.

See Notes to Financial Statements.

SEMI-ANNUAL REPORT 111

Telecommunications
Fund		Transportation Fund		Utilities Fund

Period	Year	Period	Year	Period	Year
Ended	Ended	Ended	Ended	Ended	Ended
June 30,	December 31,	June 30,	December 31,	June 30,	December 31,
2003*	2002	2003*	2002	2003*	2002

$6,253	$(5,501)	$(11,088)	$(15,783)	$173,507	$176,841
(116,597)	(406,827)	112,593	(469,888)	1,235,611	(4,442,699)

315,534	289,075	(7,714)	284,354	629,357	969,197

205,190	(123,253)	93,791	(201,317)	2,038,475	(3,296,661)

—	—	—	—	—	(3,534)

—	—	—	—	—	(3,534)

(37,185)	5,822,107	(2,555,805)	5,980,139	(13,822,921)	26,237,305

168,005	5,698,854	(2,462,014)	5,778,822	(11,784,446)	22,937,110
6,105,540	406,686	6,300,828	522,006	23,845,511	908,401

$6,273,545	$6,105,540	$3,838,814	$6,300,828	$12,061,065	$23,845,511

FINANCIAL HIGHLIGHTS

	U.S. Government
	Money Market Fund

	Period		Year
	Ended		Ended
	June 30,		December 31,
	2003††		2002

PER SHARE OPERATING PERFORMANCE:
Net Asset Value—Beginning of Period	$1.00		$1.00

Net Investment Income†	—	**	— *

Net Increase in Net Asset Value Resulting
From Operations	—		—
Distributions to Shareholders from:
Net Investment Income	—	**	— *
Adjustment due to Reorganization (Note 1)	—		—

Net Decrease in Net Asset Value	—		—

Net Asset Value—End of Period	$1.00		$1.00

Total Investment Return	0.01%		0.47%

RATIOS TO AVERAGE NET ASSETS:
Gross Expenses	1.21	%***	1.23%
Net Expenses	1.20	%***	1.23%
Net Investment Income	0.02	%***	0.44%

SUPPLEMENTARY DATA:
Net Assets, End of Period (000's omitted)	$342,760		$258,953

†	Calculated using the average daily shares outstanding for the period.
††	Unaudited.
*	Less than $.01 per share.Actual amount = $.00471.
**	Less than $.01 per share.Actual amount = $.00011.
***	Annualized.
See Notes to Financial Statements.

SEMI-ANNUAL REPORT 113

U.S. Government
	Money Market Fund

Year	Year	Year	Year
Ended	Ended	Ended	Ended
December 31,	December 31,	December 31,	December 31,
2001	2000	1999	1998

$1.00	$1.00	$1.00	$10.32

.03	.05	.04	.08

.03	.05	.04	.08

(.03)	(.05)	(.04)	(.01)
—	—	—	(9.39)

—	—	—	(9.32)

$1.00	$1.00	$1.00	$1.00

2.77%	5.20%	3.92%	2.22%

1.19%	1.14%	1.39%	2.99%
1.19%	1.14%	1.39%	2.67%
2.48%	4.99%	3.64%	2.61%

$96,515	$39,492	$99,396	$40,971

FINANCIAL HIGHLIGHTS (continued)

	Nova Fund

	Period		Year
	Ended		Ended
	June 30,		December 31,
	2003††		2002

PER SHARE OPERATING PERFORMANCE:
Net Asset Value—Beginning of Period	$5.18		$8.67

Net Investment Income (Loss)†	—		(.01)
Net Realized and Unrealized Gains (Losses) on Securities	.76		(3.07)

Net Increase (Decrease) in Net Asset Value Resulting
From Operations	.76		(3.08)
Distributions to Shareholders from:
Net Investment Income	—		(.41)
Net Realized Capital Gains	—		—

Net Increase (Decrease) in Net Asset Value	.76		(3.49)

Net Asset Value—End of Period	$5.94		$5.18

Total Investment Return	14.67%		(35.72)%

RATIOS TO AVERAGE NET ASSETS:
Gross Expenses	1.51	%*	1.72%
Net Expenses	1.51	%*	1.72%
Net Investment Income (Loss)	0.06	%*	(0.14)%

SUPPLEMENTARY DATA:
Portfolio Turnover Rate**	360%		570%
Net Assets, End of Period (000's omitted)	$42,625		$34,017

†	Calculated using the average daily shares outstanding for the period.
††	Unaudited.
*	Annualized
**	Portfolio turnover ratio is calculated without regard to short-term securities having a maturity of less than one year.
See Notes to Financial Statements.

SEMI-ANNUAL REPORT 115

	Nova Fund

Year	Year	Year	Year
Ended	Ended	Ended	Ended
December 31,	December 31,	December 31,	December 31,
2001	2000	1999	1998

$13.88	$18.57	$15.88	$12.21

.30	.74	.49	.04
(3.81)	(4.16)	3.10	3.63

(3.51)	(3.42)	3.59	3.67

(1.70)	(.15)	(.01)	—
—	(1.12)	(.89)	—

(5.21)	(4.69)	2.69	3.67

$8.67	$13.88	$18.57	$15.88

(23.58)%	(20.30)%	23.28%	30.06%

1.45%	1.42%	1.55%	3.26%
1.45%	1.42%	1.55%	3.22%
2.61%	4.45%	2.90%	0.27%

—	—	—	—
$60,941	$178,118	$92,922	$29,258

FINANCIAL HIGHLIGHTS (continued)

	Ursa Fund

	Period	Year
	Ended	Ended
	June 30,	December 31,
	2003††	2002

PER SHARE OPERATING PERFORMANCE:
Net Asset Value—Beginning of Period	$7.57	$6.29

Net Investment Income (Loss)†	(.02)	(.02)
Net Realized and Unrealized Gains (Losses) on Securities	(.88)	1.38

Net Increase (Decrease) in Net Asset Value
Resulting from Operations	(.90)	1.36
Distributions to Shareholders from:
Net Investment Income	—	(.08)
Net Realized Capital Gains	—	—

Net Increase (Decrease) in Net Asset Value	(.90)	1.28

Net Asset Value—End of Period	$6.67	$7.57

Total Investment Return	(11.89)%	21.64%

RATIOS TO AVERAGE NET ASSETS:
Gross Expenses	1.66%*	1.79%
Net Expenses	1.66%*	1.79%
Net Investment Income (Loss)	(0.49)%*	(0.24)%

SUPPLEMENTARY DATA:
Net Assets, End of Period (000's omitted)	$47,114	$36,195

†	Calculated using the average daily shares outstanding for the period.
††	Unaudited
*	Annualized
See Notes to Financial Statements.

SEMI-ANNUAL REPORT 117

Ursa Fund

Year	Year	Year	Year
Ended	Ended	Ended	Ended
December 31,	December 31,	December 31,	December 31,
2001	2000	1999	1998

$6.09	$5.35	$6.30	$8.07

.12	.22	.20	.06
.88	.70	(1.15)	(1.83)

1.00	.92	(.95)	(1.77)

(.80)	(.18)	—	—
—	—	—	—

.20	.74	(.95)	(1.77)

$6.29	$6.09	$5.35	$6.30

14.99%	16.05%	(15.06)%	(21.93)%

1.89%	1.59%	1.73%	3.76%
1.89%	1.59%	1.73%	3.59%
1.85%	4.02%	3.34%	0.89%

$18,997	$31,829	$32,310	$5,509

FINANCIAL HIGHLIGHTS (continued)

	OTC Fund

	Period		Year
	Ended		Ended
	June 30,		December 31,
	2003††		2002

PER SHARE OPERATING PERFORMANCE:
Net Asset Value—Beginning of Period	$9.05		$14.80

Net Investment Loss†	(.06)		(.17)
Net Realized and Unrealized Gains (Losses) on Securities	1.95		(5.58)

Net Increase (Decrease) in Net Asset Value
Resulting From Operations	1.89		(5.75)
Distributions to Shareholders from:
Net Investment Income	—		—
Net Realized Capital Gains	—		—

Net Increase (Decrease) in Net Asset Value	1.89		(5.75)

Net Asset Value—End of Period	$10.94		$9.05

Total Investment Return	20.88%		(38.85)%

RATIOS TO AVERAGE NET ASSETS:
Gross Expenses	1.51	%*	1.74%
Net Expenses	1.51	%*	1.74%
Net Investment Loss	(1.20	)%*	(1.58)%

SUPPLEMENTARY DATA:
Portfolio Turnover Rate**	244%		183%
Net Assets, End of Period (000’s omitted)	$113,738		$77,635

†	Calculated using the average daily shares outstanding for the period.
††	Unaudited.
*	Annualized.
**	Portfolio turnover ratio is calculated without regard to short-term securities having a maturity of less than one year.
See Notes to Financial Statements.

SEMI-ANNUAL REPORT 119

OTC Fund

Year	Year	Year	Year
Ended	Ended	Ended	Ended
December 31,	December 31,	December 31,	December 31,
2001	2000	1999	1998

$22.83	$38.52	$19.57	$10.65

(.23)	(.44)	(.33)	(.40)
(7.80)	(13.50)	19.88	9.32

(8.03)	(13.94)	19.55	8.92

—	—	—	—
—	(1.75)	(.60)	—

(8.03)	(15.69)	18.95	8.92

$14.80	$22.83	$38.52	$19.57

(35.17)%	(38.19)%	101.32%	83.76%

1.45%	1.46%	1.55%	2.96%
1.45%	1.46%	1.55%	2.96%
(1.31)%	(1.23)%	(1.24)%	(2.67)%

139%	324%	953%	1,077%
$164,619	$420,674	$373,458	$22,038

FINANCIAL HIGHLIGHTS (continued)

	Arktos Fund

	Period		Year
	Ended		Ended
	June 30,		December 31,
	2003††		2002

PER SHARE OPERATING PERFORMANCE:
Net Asset Value—Beginning of Period	$39.04		$29.48

Net Investment Income (Loss)†	(.12)		(.19)
Net Realized and Unrealized Gains (Losses) on Securities	(8.28)		10.22

Net Increase (Decrease) in Net Asset Value
Resulting From Operations	(8.40)		10.03
Distributions to Shareholders from:
Net Investment Income	—		(.47)
Net Realized Capital Gains	—		—

Net Increase (Decrease) in Net Asset Value	(8.40)		9.56

Net Asset Value—End of Period	$30.64		$39.04

Total Investment Return	(21.52)%		33.85%

RATIOS TO AVERAGE NET ASSETS:
Gross Expenses	1.66	%**	1.77%
Net Expenses	1.66	%**	1.77%
Net Investment Income (Loss)	(0.69	)%**	(0.49)%

SUPPLEMENTARY DATA:
Net Assets, End of Period (000’s omitted)	$50,320		$24,229

†	Calculated using the average daily shares outstanding for the period.
††	Unaudited.
*	Since the commencement of operations: May 21, 2001—Arktos Fund, October 1, 2001—Titan 500 Fund.
**	Annualized

SEMI-ANNUAL REPORT 121

Arktos Fund				Titan 500 Fund

Period		Period		Year	Period
Ended		Ended		Ended	Ended
December 31,		June 30,		December 31,	December 31,
2001*		2003	††	2002	2001*

$25.00		$16.09		$29.87	$25.00

.03		(.06)		(.09)	(.25)
4.45		3.17		(13.65)	5.12

4.48		3.11		(13.74)	4.87

—		—		—	—
—		—		(.04)	—

4.48		3.11		(13.78)	4.87

$29.48		$19.20		$16.09	$29.87

17.92%		19.33%		(46.00)%	19.48%

2.23	%**	1.66	%**	1.74%	2.22	%**
2.23	%**	1.66	%**	1.74%	2.22	%**
0.10	%**	(0.67	)%**	(0.49)%	(1.11	)%**

$5,955		$20,566		$2,122	$311

FINANCIAL HIGHLIGHTS (continued)

	Velocity 100 Fund

	Period		Year
	Ended		Ended
	June 30,		December 31,
	2003††		2002

PER SHARE OPERATING PERFORMANCE:
Net Asset Value—Beginning of Period	$11.90		$38.97

Net Investment Loss†	(.06)		(.13)
Net Realized and Unrealized Gains (Losses) on Securities	4.85		(26.94)

Net Increase (Decrease) in Net Asset Value
Resulting From Operations	4.79		(27.07)
Distributions to Shareholders from:
Net Realized Capital Gains	—		—

Net Increase (Decrease) in Net Asset Value	4.79		(27.07)

Net Asset Value—End of Period	$16.69		$11.90

Total Investment Return	40.25%		(69.46)%

RATIOS TO AVERAGE NET ASSETS:
Gross Expenses	1.67	%**	1.77%
Net Expenses	1.67	%**	1.77%
Net Investment Loss	(0.89	)%**	(0.79)%

SUPPLEMENTARY DATA:
Portfolio Turnover Rate***	—		—
Net Assets, End of Period (000's omitted)	$9,687		$3,346

†	Calculated using the average daily shares outstanding for the period.
††	Unaudited.
*	Since the commencement of operations: October 1, 2001—Velocity 100 Fund and Medius Fund.
**	Annualized
***	Portfolio turnover ratio is calculated without regard to short-term securities having a maturity of less than one year.
See Notes to Financial Statements.

SEMI-ANNUAL REPORT 123

Velocity 100 Fund				Medius Fund

Period		Period		Year	Period
Ended		Ended		Ended	Ended
December 31,		June 30,		December 31,	December 31,
2001*		2003††		2002	2001*

$25.00		$17.77		$31.21	$25.00

(.59)		(.04)		(.12)	(.20)
14.56		3.14		(7.18)	6.88

13.97		3.10		(7.30)	6.68

—		—		(6.14)	(.47)

13.97		3.10		(13.44)	6.21

$38.97		$20.87		$17.77	$31.21

55.88%		17.45%		(24.44)%	26.67%

2.34	%**	1.68	%**	1.75%	2.27	%**
2.34	%**	1.68	%**	1.75%	2.27	%**
(1.77	)%**	(0.42	)%**	(0.49)%	(0.87	)%**

—		1,104%		4,320%	3,707%
$477		$6,229		$6,707	$754

FINANCIAL HIGHLIGHTS (continued)

			Mekros Fund

	Period		Year	Period
	Ended		Ended	Ended
	June 30,		December 31,	December 31,
	2003††		2002	2001*

PER SHARE OPERATING PERFORMANCE:
Net Asset Value—Beginning of Year	$20.11		$31.91	$25.00

Net Investment Income (Loss)†	(.07)		(.17)	(.31)
Net Realized and Unrealized Gains (Losses)
on Securities	4.29		(11.08)	7.56

Net Increase (Decrease) in Net Asset Value
Resulting from Operations	4.22		(11.25)	7.25
Distributions to Shareholders from:
Net Investment Income	—		(.55)	(.34)

Net Increase (Decrease) in Net Asset Value	4.22		(11.80)	6.91

Net Asset Value—End of Year	$24.33		$20.11	$31.91

Total Investment Return	20.98%		(35.45)%	28.97%

RATIOS TO AVERAGE NET ASSETS:
Gross Expenses	1.66	%**	1.74%	2.26	%**
Net Expenses	1.66	%**	1.74%	2.26	%**
Net Investment Income	(0.63	)%**	(0.70)%	(0.96	)%**

SUPPLEMENTARY DATA:
Portfolio Turnover Rate***	529%		1,940%	848%
Net Assets, End of Year (000's omitted)	$17,402		$12,947	$8,524

†	Calculated using the average daily shares outstanding for the period.
††	Unaudited.
*	Since the commencement of operations: October 1, 2001—Mekros Fund.
**	Annualized.
***	Portfolio turnover ratio is calculated without regard to short-term securities having a maturity of less than one year.
See Notes to Financial Statements.

SEMI-ANNUAL REPORT 125

U.S. Government Bond Fund

Period		Year	Year	Year	Year	Year
Ended		Ended	Ended	Ended	Ended	Ended
June 30,		December 31,	December 31,	December 31,	December 31,	December 31,
2003††		2002	2001	2000	1999	1998

$13.08		$11.44	$11.80	$10.17	$13.28	$11.82

.21		.44	.37	.38	.41	.24

.71		1.64	(.36)	1.63	(3.09)	1.28

.92		2.08	.01	2.01	(2.68)	1.52

(.21)		(.44)	(.37)	(.38)	(.43)	(.06)

.71		1.64	(.36)	1.63	(3.11)	1.46

$13.79		$13.08	$11.44	$11.80	$10.17	$13.28

7.08%		18.62%	0.08%	20.16%	(20.45)%	12.86%

1.21	%**	1.24%	2.37%	1.89%	1.52%	2.71%
1.21	%**	1.24%	2.01%	1.89%	1.52%	2.71%
3.24	%**	3.65%	3.22%	3.47%	3.55%	1.92%

665%		1,239%	1,247%	1,505%	1,611%	1,463%
$20,712		$25,190	$4,521	$5,011	$1,136	$4,973

FINANCIAL HIGHLIGHTS (continued)

	Juno
	Fund

	Period
	Ended
	June 30,
	2003††*

PER SHARE OPERATING PERFORMANCE:
Net Asset Value—Beginning of Period	$25.00

Net Investment Loss†	(.06)
Net Realized and Unrealized Gains (Losses) on Securities	(1.32)

Net Increase (Decrease) in Net Asset Value
Resulting From Operations	(1.38)
Distributions to Shareholders from:
Net Investment Income	—
Net Realized Capital Gains	—

Net Increase (Decrease) in Net Asset Value	(1.38)

Net Asset Value—End of Period	$23.62

Total Investment Return	(5.52)%

RATIOS TO AVERAGE NET ASSETS:
Gross Expenses	1.67	%**
Net Expenses	1.67	%**
Net Investment Loss	(0.56	)%**

SUPPLEMENTARY DATA:
Net Assets, End of Period (000’s omitted)	$9,487

†	Calculated using the average daily shares outstanding for the period.
††	Unaudited.
*	Since the commencement of operations: October 1, 2001—Large-Cap Europe Fund, Large-Cap Japan Fund; May 1, 2003—Juno Fund.
**	Annualized
See Notes to Financial Statements.

SEMI-ANNUAL REPORT 127

Large-Cap					Large-Cap
Europe Fund					Japan Fund

Period		Year	Period		Period		Year	Period
Ended		Ended	Ended		Ended		Ended	Ended
June 30,		December 31,	December 31,		June 30,		December 31,	December 31,
2003††		2002	2001*		2003††		2002	2001*

$19.52		$28.01	$25.00		$18.29		$21.91	$25.00

(.07)		(.09)	(.16)		(.06)		(.08)	(.16)
2.27		(7.84)	3.17		.17		(3.46)	(2.93)

2.20		(7.93)	3.01		.11		(3.54)	(3.09)

—		(.01)	—		—		—	—
—		(.55)	—		—		(.08)	—

2.20		(8.49)	3.01		.11		(3.62)	(3.09)

$21.72		$19.52	$28.01		$18.40		$18.29	$21.91

11.27%		(28.35)%	12.04%		0.60%		(16.20)%	(12.36)%

1.66	%**	1.78%	2.17	%**	1.67	%**	1.80%	2.23	%**
1.66	%**	1.78%	2.17	%**	1.67	%**	1.80%	2.23	%**
(0.71	)%**	(0.41)%	(0.55	)%**	(0.63	)%**	(0.38)%	(0.62	)%**

$6,416		$3,082	$1,322		$5,634		$3,590	$643

FINANCIAL HIGHLIGHTS (continued)

	Sector Rotation Fund

	Period		Period
	Ended		Ended
	June 30,		December 31,
	2003††		2002*

PER SHARE OPERATING PERFORMANCE:
Net Asset Value—Beginning of Period	$7.76		$10.00

Net Investment Income (Loss)†	—		(.01)
Net Realized and Unrealized Gains (Losses) on Securities	.90		(2.23)

Net Increase (Decrease) in Net Asset Value
Resulting From Operations	.90		(2.24)
Distributions to Shareholders from:
Net Investment Income	—		—

Net Increase (Decrease) in Net Asset Value	.90		(2.24)

Net Asset Value—End of Period	$8.66		$7.76

Total Investment Return	11.60%		(22.40)%

RATIOS TO AVERAGE NET ASSETS:
Gross Expenses	1.67	%**	1.69	%**
Net Expenses	1.67	%**	1.69	%**
Net Investment Income (Loss)	(0.03	)%**	(0.16	)%**

SUPPLEMENTARY DATA:
Portfolio Turnover Rate***	359%		357%
Net Assets, End of Period (000’s omitted)	$9,927		$6,669

†	Calculated using the average daily shares outstanding for the period.
††	Unaudited.
*	Since the commencement of operations: May 1, 2002—Sector Rotation Fund; May 2, 2001—Banking Fund and Basic Materials Fund
**	Annualized
***	Portfolio turnover ratio is calculated without regard to short-term securities having a maturity of less than one year.
See Notes to Financial Statements.

SEMI-ANNUAL REPORT 129

Banking Fund					Basic Materials Fund

Period		Year	Period		Period		Year	Period
Ended		Ended	Ended		Ended		Ended	Ended
June 30,		December 31,	December 31,		June 30,		December 31,	December 31,
2003††		2002	2001*		2003††		2002	2001*

$24.95		$25.21	$25.00		$21.07		$24.21	$25.00

.18		.28	.45		.04		.09	.22
2.54		(.47)	(.24)		.35		(3.17)	(1.01)

2.72		(.19)	.21		.39		(3.08)	(.79)

—		(.07)	—		—		(.06)	—

2.72		(.26)	.21		.39		(3.14)	(.79)

$27.67		$24.95	$25.21		$21.46		$21.07	$24.21

10.90%		(0.78)%	0.84%		1.85%		(12.75)%	(3.16)%

1.62	%**	1.67%	1.99	%**	1.61	%**	1.75%	1.95%**
1.62	%**	1.67%	1.99	%**	1.61	%**	1.75%	1.95%**
1.45	%**	1.10%	1.80	%**	0.41	%**	0.38%	0.85%**

1,055%		1,813%	605%		1,447%		1,848%	929%
$2,949		$5,008	$630		$2,426		$901	$929

FINANCIAL HIGHLIGHTS (continued)

	Biotechnology Fund

	Period		Year
	Ended		Ended
	June 30,		December 31,
	2003††		2002

PER SHARE OPERATING PERFORMANCE:
Net Asset Value—Beginning of Period	$13.44		$24.67

Net Investment Income (Loss)†	(.12)		(.28)
Net Realized and Unrealized Gains (Losses) on Securities	3.66		(10.91)

Net Increase (Decrease) in Net Asset Value
Resulting From Operations	3.54		(11.19)
Distributions to Shareholders from:
Net Investment Income	—		—
Net Realized Capital Gains	—		(.04)

Net Increase (Decrease) in Net Asset Value	3.54		(11.23)

Net Asset Value—End of Period	$16.98		$13.44

Total Investment Return	26.34%		(45.35)%

RATIOS TO AVERAGE NET ASSETS:
Gross Expenses	1.61	%**	1.79%
Net Expenses	1.61	%**	1.79%
Net Investment Income (Loss)	(1.59	)%**	(1.76)%

SUPPLEMENTARY DATA:
Portfolio Turnover Rate***	799%		3,483%
Net Assets, End of Period (000’s omitted)	$9,541		$3,575

†	Calculated using the average daily shares outstanding for the period.
††	Unaudited.
*	Since the commencement of operations: May 2, 2001—Biotechnology Fund; May 29, 2001—Consumer Products Fund.
**	Annualized
*** Portfolio turnover ratio is calculated without regard to short-term securities having a maturity of less than one year.

SEMI-ANNUAL REPORT 131

Biotechnology Fund		Consumer Products Fund

Period		Period		Year	Period
Ended		Ended		Ended	Ended
December 31,		June 30,		December 31,	December 31,
2001*		2003††		2002	2001*

$25.00		$24.36		$25.32	$25.00

(.55)		.01		.04	.05
.22		2.10		(.95)	.27

(.33)		2.11		(.91)	.32

—		—		(.01)	—
—		—		(.04)	—

(.33)		2.11		(.96)	.32

$24.67		$26.47		$24.36	$25.32

(1.32)%		8.66%		(3.61)%	1.28%

2.27	%**	1.61	%**	1.72%	2.07	%**
2.27	%**	1.61	%**	1.72%	2.07	%**
(2.24	)%**	0.11	%**	0.18%	0.19	%**

720%		473%		985%	285%
$1,959		$6,590		$6,153	$1,305

FINANCIAL HIGHLIGHTS (continued)

	Electronics Fund

	Period		Year
	Ended		Ended
	June 30,		December 31,
	2003††		2002

PER SHARE OPERATING PERFORMANCE:
Net Asset Value—Beginning of Period	$9.94		$20.64

Net Investment Income (Loss)†	(.08)		(.24)
Net Realized and Unrealized Gains (Losses) on Securities	2.32		(9.67)

Net Increase (Decrease) in Net Asset Value
Resulting from Operations	2.24		(9.91)
Distributions to Shareholders from:
Net Realized Capital Gains	—		(.79)

Net Increase (Decrease) in Net Asset Value	2.24		(10.70)

Net Asset Value—End of Period	$12.18		$9.94

Total Investment Return	22.54%		(48.21)%

RATIOS TO AVERAGE NET ASSETS:
Gross Expenses	1.62	%**	1.84%
Net Expenses	1.62	%**	1.84%
Net Investment Income (Loss)	(1.46	)%**	(1.63)%

SUPPLEMENTARY DATA:
Portfolio Turnover Rate***	1,038%		2,685%
Net Assets, End of Period (000's omitted)	$7,257		$4,384

†	Calculated using the average daily shares outstanding for the period.
††	Unaudited.
*	Since commencement of operations: May 29,2001—Energy Fund;August 3, 2001—Electronics Fund.
**	Annualized
***	Portfolio turnover ratio is calculated without regard to short-term securities having a maturity of less than one year.
See Notes to Financial Statements.

SEMI-ANNUAL REPORT 133

Electronics Fund				Energy Fund

Period		Period		Year	Period
Ended		Ended		Ended	Ended
December 31,		June 30,		December 31,	December 31,
2001*		2003††		2002	2001*

$25.00		$18.25		$21.10	$25.00

(.43)		.06		(.02)	(.11)
(3.93)		1.44		(2.83)	(3.79)

(4.36)		1.50		(2.85)	(3.90)

—		—		—	—

(4.36)		1.50		(2.85)	(3.90)

$20.64		$19.75		$18.25	$21.10

(17.44)%		8.22%		(13.51)%	(15.60)%

2.36	%**	1.61	%**	1.72%	2.05	%**
2.36	%**	1.61	%**	1.72%	2.05	%**
(2.13	)%**	0.64	%**	(0.13)%	(0.50	)%**

466%		987%		1,341%	478%
$1,423		$4,686		$5,834	$2,177

FINANCIAL HIGHLIGHTS (continued)

	Energy Services Fund

	Period		Year
	Ended		Ended
	June 30,		December 31,
	2003††		2002

PER SHARE OPERATING PERFORMANCE:
Net Asset Value—Beginning of Period	$14.38		$17.74

Net Investment Income (Loss)†	(.08)		(.17)
Net Realized and Unrealized Gains (Losses) on Securities	1.12		(2.08)

Net Increase (Decrease) in Net Asset Value
Resulting from Operations	1.04		(2.25)
Distributions to Shareholders from:
Net Realized Capital Gains	—		(1.11)

Net Increase (Decrease) in Net Asset Value	1.04		(3.36)

Net Asset Value—End of Period	$15.42		$14.38

Total Investment Return	7.23%		(12.07)%

RATIOS TO AVERAGE NET ASSETS:
Gross Expenses	1.63	%**	1.71%
Net Expenses	1.63	%**	1.71%
Net Investment Income (Loss)	(1.09	)%**	(1.00)%

SUPPLEMENTARY DATA:
Portfolio Turnover Rate***	1,144%		2,159%
Net Assets, End of Period (000's omitted)	$3,615		$4,427

†	Calculated using the average daily shares outstanding for the period.
††	Unaudited.
*	Since commencement of operations: May 2, 2001—Energy Services Fund; July 20, 2001—Financial Services Fund.
**	Annualized
*** Portfolio turnover ratio is calculated without regard to short-term securities having a maturity of less than one year.
See Notes to Financial Statements.

SEMI-ANNUAL REPORT 135

Energy Services Fund		Financial Services Fund

Period		Period		Year	Period
Ended		Ended		Ended	Ended
December 31,		June 30,		December 31,	December 31,
2001*		2003††		2002	2001*

$25.00		$20.19		$23.90	$25.00

(.24)		.06		.09	(.02)
(7.02)		2.15		(3.69)	(1.08)

(7.26)		2.21		(3.60)	(1.10)

—		—		(.11)	—

(7.26)		2.21		(3.71)	(1.10)

$17.74		$22.40		$20.19	$23.90

(29.04)%		10.95%		(15.10)%	(4.40)%

2.06	%**	1.62	%**	1.85%	2.19	%**
2.06	%**	1.62	%**	1.85%	2.19	%**
(1.26	)%**	0.57	%**	0.41%	(0.11	)%**

3,182%		1,096%		1,727%	315%
$1,551		$8,435		$2,748	$2,607

FINANCIAL HIGHLIGHTS (continued)

	Health Care Fund

	Period		Year
	Ended		Ended
	June 30,		December 31,
	2003††		2002

PER SHARE OPERATING PERFORMANCE:
Net Asset Value—Beginning of Period	$18.71		$23.82

Net Investment Loss†	(.08)		(.09)
Net Realized and Unrealized Gains (Losses) on Securities	3.05		(4.98)

Net Increase (Decrease) in Net Asset Value
Resulting From Operations	2.97		(5.07)
Distributions to Shareholders from:
Net Realized Capital Gains	—		(.04)

Net Increase (Decrease) in Net Asset Value	2.97		(5.11)

Net Asset Value—End of Period	$21.68		$18.71

Total Investment Return	15.87%		(21.31)%

RATIOS TO AVERAGE NET ASSETS:
Gross Expenses	1.61	%**	1.70%
Net Expenses	1.61	%**	1.70%
Net Investment Loss	(0.83	)%**	(0.45)%

SUPPLEMENTARY DATA:
Portfolio Turnover Rate***	545%		1,617%
Net Assets, End of Period (000's omitted)	$12,624		$5,164

†	Calculated using the average daily shares outstanding for the period.
††	Unaudited.
*	Since the commencement of operations: May 24, 2001—Internet Fund; June 19, 2001—Health Care Fund.
**	Annualized
***	Portfolio turnover ratio is calculated without regard to short-term securities having a maturity of less than one year.
See Notes to Financial Statements.

SEMI-ANNUAL REPORT 137

Health Care Fund				Internet Fund

Period		Period		Year	Period
Ended		Ended		Ended	Ended
December 31,		June 30,		December 31,	December 31,
2001*		2003††		2002	2001*

$25.00		$8.93		$15.76	$25.00

(.30)		(.08)		(.17)	(.37)
(.88)		2.70		(6.66)	(8.87)

(1.18)		2.62		(6.83)	(9.24)

—		—		—	—

(1.18)		2.62		(6.83)	(9.24)

$23.82		$11.55		$8.93	$15.76

(4.72)%		29.34%		(43.34)%	(36.96)%

2.23	%**	1.61	%**	1.75%	2.33	%**
2.23	%**	1.61	%**	1.75%	2.33	%**
(1.33	)%**	(1.55	)%**	(1.69)%	(2.29	)%**

757%		908%		3,041%	2,341%
$951		$5,128		$3,703	$891

FINANCIAL HIGHLIGHTS (continued)

	Leisure Fund

	Period		Year
	Ended		Ended
	June 30,		December 31,
	2003††		2002

PER SHARE OPERATING PERFORMANCE:
Net Asset Value—Beginning of Period	$15.42		$18.09

Net Investment Loss†	(.07)		(.18)
Net Realized and Unrealized Gains (Losses) on Securities	2.03		(2.49)

Net Increase (Decrease) in Net Asset Value
Resulting From Operations	1.96		(2.67)
Distributions to Shareholders from:
Net Realized Capital Gains	—		—

Net Increase (Decrease) in Net Asset Value	1.96		(2.67)

Net Asset Value—End of Period	$17.38		$15.42

Total Investment Return	12.71%		(14.76)%

RATIOS TO AVERAGE NET ASSETS:
Gross Expenses	1.61	%**	1.74%
Net Expenses	1.61	%**	1.74%
Net Investment Loss	(0.93	)%**	(0.98)%

SUPPLEMENTARY DATA:
Portfolio Turnover Rate***	3,104%		1,976%
Net Assets, End of Period (000's omitted)	$3,213		$2,015

†	Calculated using the average daily shares outstanding for the period.
††	Unaudited
*	Since the commencement of operations: May 22, 2001—Leisure Fund.
**	Annualized
*** Portfolio turnover ratio is calculated without regard to short-term securities having a maturity of less than one year.
See Notes to Financial Statements.

SEMI-ANNUAL REPORT 139

Leisure Fund

Period
Ended
December 31,
2001*

$25.00

(.30)
(6.61)

(6.91)

—

(6.91)

$18.09

(27.64)%

1.98	%**
1.98	%**
(1.49	)%**

269%
$804

FINANCIAL HIGHLIGHTS (continued)

	Precious Metals Fund

	Period		Year
	Ended		Ended
	June 30,		December 31,
	2003††		2002

PER SHARE OPERATING PERFORMANCE:
Net Asset Value—Beginning of Period	$7.09		$4.87

Net Investment Loss†	—		(.02)
Net Realized and Unrealized Gains (Losses) on Securities	(.17)		2.24

Net Increase (Decrease) in Net Asset Value
Resulting from Operations	(.17)		2.22
Distributions to Shareholders from:
Net Realized Capital Gains	—		—

Net Increase (Decrease) in Net Asset Value	(.17)		2.22

Net Asset Value—End of Period	$6.92		$7.09

Total Investment Return	(2.40)%		45.59%

RATIOS TO AVERAGE NET ASSETS:
Gross Expenses	1.50	%**	1.67%
Net Expenses	1.50	%**	1.67%
Net Investment Loss	(0.02	)%**	(0.29)%

SUPPLEMENTARY DATA:
Portfolio Turnover Rate*	382%		1,001%
Net Assets, End of Period (000’s omitted)	$26,351		$38,839

†	Calculated using the average daily shares outstanding for the period.
††	Unaudited
*	Portfolio turnover ratio is calculated without regard to short-term securities having a maturity of less than one year.
**	Annualized
See Notes to Financial Statements.

SEMI-ANNUAL REPORT 141

	Precious Metals Fund

Year	Year	Year	Year
Ended	Ended	Ended	Ended
December 31,	December 31,	December 31,	December 31,
2001	2000	1999	1998

$4.31	$5.43	$5.81	$7.02

(.04)	(.07)	(.07)	(.16)
.60	(1.05)	(.14)	(1.05)

.56	(1.12)	(.21)	(1.21)

—	—	(.17)	—

.56	(1.12)	(.38)	(1.21)

$4.87	$4.31	$5.43	$5.81

12.99%	(20.63)%	(3.58)%	(17.24)%

2.18%	2.04%	2.17%	3.39%
2.18%	2.04%	2.17%	3.23%
(0.79)%	(1.45)%	(1.39)%	(2.31)%

957%	965%	1,239%	1,739%
$875	$3,400	$6,992	$2,695

FINANCIAL HIGHLIGHTS (continued)

	Real Estate Fund

	Period		Year
	Ended		Ended
	June 30,		December 31,
	2003††		2002

PER SHARE OPERATING PERFORMANCE:
Net Asset Value—Beginning of Period	$24.96		$25.77

Net Investment Income (Loss)†	.97		1.97
Net Realized and Unrealized Gains (Losses) on Securities	1.55		(2.26)

Net Increase (Decrease) in Net Asset Value
Resulting from Operations	2.52		(.29)
Distributions to Shareholders from:
Net Investment Income	—		(.48)
Net Realized Capital Gains	—		(.04)

Net Increase (Decrease) in Net Asset Value	2.52		(.81)

Net Asset Value—End of Period	$27.48		$24.96

Total Investment Return	10.10%		(1.12)%

RATIOS TO AVERAGE NET ASSETS:
Gross Expenses	1.61	%**	1.68%
Net Expenses	1.61	%**	1.68%
Net Investment Income (Loss)	7.51	%**	7.60%

SUPPLEMENTARY DATA:
Portfolio Turnover Rate***	2,072%		1,927%
Net Assets, End of Period (000's omitted)	$3,028		$1,902

†	Calculated using the average daily shares outstanding for the period.
††	Unaudited
*	Since commencement of operations: July 23, 2001—Retailing Fund; October 1, 2001—Real Estate Fund.
**	Annualized
***	Portfolio turnover ratio is calculated without regard to short-term securities having a maturity of less than one year.
See Notes to Financial Statements.

SEMI-ANNUAL REPORT 143

Real Estate Fund		Retailing Fund

Period		Period		Year	Period
Ended		Ended		Ended	Ended
December 31,		June 30,		December 31,	December 31,
2001*		2003††		2002	2001*

$25.00		$19.29		$25.65	$25.00

1.44		(.10)		(.27)	(.38)
(.42)		3.24		(5.30)	1.03

1.02		3.14		(5.57)	.65

(.25)		—		—	—
—		—		(.79)	—

.77		3.14		(6.36)	.65

$25.77		$22.43		$19.29	$25.65

4.09%		16.28%		(21.91)%	2.60%

2.31	%**	1.61	%**	1.81%	2.24	%**
2.31	%**	1.61	%**	1.81%	2.24	%**
5.75	%**	(0.98	)%**	(1.23)%	(1.65	)%**

17%		415%		1,668%	740%
$162		$12,200		$3,102	$1,994

FINANCIAL HIGHLIGHTS (continued)

	Technology Fund

	Period		Year
	Ended		Ended
	June 30,		December 31,
	2003††		2002

PER SHARE OPERATING PERFORMANCE:
Net Asset Value—Beginning of Period	$9.92		$18.61

Net Investment Income (Loss)†	(.08)		(.18)
Net Realized and Unrealized Gains (Losses) on Securities	2.69		(7.15)

Net Increase (Decrease) in Net Asset Value
Resulting from Operations	2.61		(7.33)
Distributions to Shareholders from:
Net Investment Income	—		—
Net Realized Capital Gains	—		(1.36)

Net Increase (Decrease) in Net Asset Value	2.61		(8.69)

Net Asset Value—End of Period	$12.53		$9.92

Total Investment Return	26.31%		(39.11)%

RATIOS TO AVERAGE NET ASSETS:
Gross Expenses	1.61	%**	1.71%
Net Expenses	1.61	%**	1.71%
Net Investment Income (Loss)	(1.36	)%**	(1.52)%

SUPPLEMENTARY DATA:
Portfolio Turnover Rate***	643%		1,098%
Net Assets, End of Period (000's omitted)	$9,952		$5,021

†	Calculated using the average daily shares outstanding for the period.
††	Unaudited
*	Since commencement of operations: May 2, 2001—Technology Fund; July 27, 2001—Telecommunications Fund.
**	Annualized
*** Portfolio turnover ratio is calculated without regard to short-term securities having a maturity of less than one year.
See Notes to Financial Statements.

SEMI-ANNUAL REPORT 145

Technology Fund		Telecommunications Fund

Period		Period		Year	Period
Ended		Ended		Ended	Ended
December 31,		June 30,		December 31,	December 31,
2001*		2003††		2002	2001*

$25.00		$13.63		$22.56	$25.00

(.39)		.02		(.05)	(.36)
(6.00)		1.89		(8.88)	(2.08)

(6.39)		1.91		(8.93)	(2.44)

—		—		—	—
—		—		—	—

(6.39)		1.91		(8.93)	(2.44)

$18.61		$15.54		$13.63	$22.56

(25.56)%		14.01%		(39.58)%	(9.76)%

2.34	%**	1.61	%**	1.69%	2.25	%**
2.34	%**	1.61	%**	1.69%	2.25	%**
(2.08	)%**	0.35	%**	(0.39)%	(1.61	)%**

490%		763%		855%	1,316%
$1,216		$6,274		$6,106	$407

FINANCIAL HIGHLIGHTS (concluded)

	Transportation Fund

	Period		Year
	Ended		Ended
	June 30,		December 31,
	2003††		2002

PER SHARE OPERATING PERFORMANCE:
Net Asset Value—Beginning of Period	$21.55		$24.40

Net Investment Income (Loss)†	(.08)		(.14)
Net Realized and Unrealized Gains (Losses) on Securities	.79		(2.71)

Net Increase (Decrease) in Net Asset Value
Resulting From Operations	.71		(2.85)
Distributions to Shareholders from:
Net Investment Income	—		—

Net Increase (Decrease) in Net Asset Value	.71		(2.85)

Net Asset Value—End of Period	$22.26		$21.55

Total Investment Return	3.29%		(11.68)%

RATIOS TO AVERAGE NET ASSETS:
Gross Expenses	1.60	%**	1.69%
Net Expenses	1.60	%**	1.69%
Net Investment Income (Loss)	(0.76	)%**	(0.63)%

SUPPLEMENTARY DATA:
Portfolio Turnover Rate***	599%		1,435%
Net Assets, End of Period (000's omitted)	$3,839		$6,301

†	Calculated using the average daily shares outstanding for the period.
††	Unaudited
*	Since the commencement of operations: May 2, 2001—Utilities Fund; June 11, 2001—Transportation Fund.
**	Annualized
*** Portfolio turnover ratio is calculated without regard to short-term securities having a maturity of less than one year.
See Notes to Financial Statements.

SEMI-ANNUAL REPORT 147

Transportation Fund		Utilities Fund

Period		Period		Year	Period
Ended		Ended		Ended	Ended
December 31,		June 30,		December 31,	December 31,
2001*		2003††		2002	2001*

$25.00		$12.24		$18.23	$25.00

(.20)		.14		.33	.33
(.40)		2.09		(6.31)	(7.10)

(.60)		2.23		(5.98)	(6.77)

—		—		(.01)	—

(.60)		2.23		(5.99)	(6.77)

$24.40		$14.47		$12.24	$18.23

(2.40)%		18.22%		(32.83)%	(27.08)%

2.16	%**	1.61	%**	1.67%	2.08	%**
2.16	%**	1.61	%**	1.67%	2.08	%**
(0.89	)%**	2.25	%**	2.54%	1.59	%**

609%		775%		829%	1,040%
$522		$12,061		$23,846	$908

NOTES TO FINANCIAL STATEMENTS (Unaudited)

1. Significant Accounting Policies

The Rydex Variable Trust (the “Trust”) is registered with the Securities and Exchange Commission under the Investment Company Act of 1940 as a non-diversified, open-ended investment company and is authorized to issue an unlimited number of shares. As of June 30, 2003, the Trust consisted of thirty-two operating Funds: the U.S. Government Money Market Fund, the Nova Fund, the Ursa Fund, the OTC Fund, the Arktos Fund, the Titan 500 Fund, the Velocity 100 Fund, the Medius Fund, the Mekros Fund, the U.S. Government Bond Fund, the Juno Fund, the Large-Cap Europe Fund, the Large-Cap Japan Fund, the Sector Rotation Fund, the Banking Fund, the Basic Materials Fund, the Biotechnology Fund, the Consumer Products Fund, the Electronics Fund, the Energy Fund, the Energy Services Fund, the Financial Services Fund, the Health Care Fund, the Internet Fund, the Leisure Fund, the Precious Metals Fund, the Real Estate Fund, the Retailing Fund, the Technology Fund, the Telecommunications Fund, the Transportation Fund, and the Utilities Fund (collectively the “Funds”), and is managed by Rydex Global Advisors (the “Advisor”). Rydex Distributors, Inc. acts as principal underwriter for the Trust.

The Trust was organized on June 11, 1998 as a Delaware business trust. Effective November 2, 1998, the fund assets and liabilities of the Rydex Advisor Variable Annuity Account (the “Separate Account”), a segregated investment account of Conseco Variable Insurance Company (formerly Great American Reserve Insurance Company), were transferred to the Trust in exchange for shares of the Funds of the Trust (the “Separate Account Restructuring”). Shares of the Funds (full and fractional) were issued to corresponding subaccounts of the Separate Account.The value per share of each Fund was equivalent in value to the value of outstanding accumulation units of the corresponding subaccount.The Trust offers shares of the Funds to insurance companies for their variable annuity and variable life insurance contracts.

The following significant accounting policies are in conformity with accounting principles generally accepted in the United States of America and are consistently followed by the Trust.

A. Equity securities listed on an exchange (New York Stock Exchange or American Stock Exchange) are valued at the last quoted sales price as of close of business on the New York Stock Exchange, usually 4:00 p.m., Eastern Time, on the valuation date. Equity securities listed on the Nasdaq market system are valued at the Nasdaq Official Closing Price, usually as of 4:00 p.m., Eastern Time, on the valuation date. Listed options held by the Trust are valued at their last bid price. Over-the-counter options held by the Trust are valued using the average bid price obtained from one or more security dealers.The value of futures contracts purchased and sold by the Trust is accounted for using the unrealized gain or loss on the contracts that is determined by marking the contracts to their current realized settlement prices. Financial futures contracts are valued at the last quoted sales price as of 4:00 p.m. on the valuation date. Short-term securities, if any, are valued at amortized cost, which approximates market value. Securities and assets for which market quotations are not readily available are

SEMI-ANNUAL REPORT 149

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

valued at fair value as determined in good faith by or under direction of the Board of Trustees or by the Advisor using methods established or ratified by the Board of Trustees.

B. Securities transactions are recorded on the trade date for financial reporting purposes. Realized gains and losses from securities transactions are recorded using the identified cost basis. Dividend income is recorded on the ex-dividend date, net of applicable taxes withheld by foreign countries. Interest income, including amortization of premiums and accretion of discount, is accrued on a daily basis.

C. Distributions to shareholders are recorded on the ex-dividend date. Distributions from net investment income and net realized capital gains are determined in accordance with income tax regulations which may differ from accounting principles generally accepted in the United States of America.These differences are primarily due to differing treatments for items such as deferral of wash sales and post-October losses and regulated futures contracts and options. Net investment income and loss, net realized gains and losses, and net assets were not affected by these differences.

D. Upon the purchase of an option by a Fund, the premium paid is recorded as an investment, the value of which is marked-to-market daily.When a purchased option expires, the Fund will realize a loss in the amount of the cost of the option.When a Fund enters into a closing sale transaction, the Fund will realize a gain or loss depending on whether the proceeds from the closing sale transaction are greater or less than the cost of the option.When a Fund exercises a put option, it will realize a gain or loss from the sale of the underlying security and the proceeds from such sale will be decreased by the premium originally paid.When a Fund exercises a call option, the cost of the security that the Fund purchases upon exercise will be increased by the premium originally paid. When a Fund writes (sells) an option, an amount equal to the premium received is entered in the Trust’s accounting records as an asset and equivalent liability.The amount of the liability is subsequently marked to market to reflect the current value of the option written.When an option expires, or if the Fund enters into a closing purchase transaction, the Fund realizes a gain (or loss if the cost of a closing purchase transaction exceeds the premium received when the option was sold).

E.The Trust may purchase or sell stock and bond index futures contracts and options on such futures contracts. Futures contracts are contracts for delayed delivery of securities at a specified future delivery date and at a specific price. Upon entering into a contract, the Fund deposits and maintains as collateral such initial margin as required by the exchange on which the transaction is effected. Pursuant to the contract, the Fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in value of the contract. Such receipts or payments are known as variation margin and are recorded by the Fund as unrealized gains or losses.When the contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

F.The Trust may enter into equity index swap agreements, which are over-the-counter contracts in which one party agrees to make periodic payments based on the change in market value of a specified equity security, basket of equity securities, or equity index in return for periodic payments based on a fixed or variable interest rate or the change in market value of a different equity security, basket of equity securities, or equity index. Swap agreements are used to obtain exposure to an equity or market without owning or taking physical custody of securities.

G.When a Trust engages in a short sale, an amount equal to the proceeds is reflected as an asset and an equivalent liability.The amount of the liability is subsequently marked to market to reflect the market value of the short sale.The Trust maintains a segregated account of securities as collateral for short sales.The Trust is exposed to market risk based on the amount, if any, that the market value of the stock exceeds the market value of the securities in the segregated account.

H. Investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at the date of valuation. Purchases and sales of investment securities and income and expense items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions.The Trust does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain and loss from investments.

Reported net realized foreign exchange gains or losses arise from sales of foreign currencies and currency gains or losses realized between the trade and settlement dates on investment transactions. Net unrealized exchange gains and losses arise from changes in the fair values of assets and liabilities other than investments in securities at the fiscal period end, resulting from changes in exchange rates.

I.The Trust may enter into forward currency contracts primarily to hedge against foreign currency exchange rate risks on its non-U.S. dollar denominated investment securities. When entering into a forward currency contract, the fund agrees to receive or deliver a fixed quantity of foreign currency for an agreed-upon price on an agreed future date. These contracts are valued daily and the corresponding unrealized gain or loss on the contracts, as measured by the difference between the forward foreign exchange rates at the dates of entry into the contracts and the forward rates at the reporting date, is included in the statement of assets and liabilities. Realized and unrealized gains and losses are included in the statement of operations.

J.The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amount of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from these estimates.

SEMI-ANNUAL REPORT 151

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

2.  Financial Instruments

As part of its investment strategy, the Trust may utilize a variety of derivative instruments, including options, futures, options on futures and swap agreements.These investments involve, to varying degrees, elements of market risk and risks in excess of the amounts recognized in the Statements of Assets and Liabilities.

The risk associated with purchasing options is limited to the premium originally paid. Options written by a fund involve, to varying degrees, risk of loss in excess of the option value reflected in the Statement of Assets and Liabilities.The risk in writing a covered call option is that a fund may forego the opportunity for profit if the market price of the underlying security increases and the option is exercised.The risk in writing a covered put option is that a fund may incur a loss if the market price of the underlying security decreases and the option is exercised. In addition, there is the risk that a fund may not be able to enter into a closing transaction because of an illiquid secondary market or, for over-the-counter options, because of the counterparty’s inability to perform.The Trust has established strict counterparty credit guidelines and enters into transactions only with financial institutions of investment grade or better.

There are several risks in connection with the use of futures contracts. Futures contracts involve, to varying degrees, risk of loss in excess of amounts reflected in the financial statements. Risks may be caused by an imperfect correlation between movements in the price of the instruments and the price of the underlying securities. In addition, there is the risk that a fund may not be able to enter into a closing transaction because of an illiquid secondary market.

The use of equity swaps involves risks that are different from those associated with ordinary portfolio securities transactions. Swap agreements may be considered to be illiquid. Although a fund will not enter into any swap agreement unless the Advisor believes that the other party to the transaction is creditworthy, a fund does bear the risk of loss of the amount expected to be received under a swap agreement in the event of the default or bankruptcy of the agreement counterparty.The Trust has established strict counterparty credit guidelines and enter into transactions only with financial institutions of investment grade or better.

In conjunction with the use of options, futures, options on futures and swap agreements, as well as short sales of securities, the Funds are required to maintain collateral in various forms.The Funds use, where appropriate, depending on the financial instrument utilized and the broker involved, margin deposits at the broker, cash segregated at the custodian bank, or the repurchase agreements allocated to each Fund.

The risks inherent in the use of options, futures contracts, options on futures contracts, and swap agreements include 1) adverse changes in the value of such instruments; 2) imperfect correlation between the price of the instruments and movements in the price of the underlying securities, indices, or futures contracts; 3) the possible absence of a liquid secondary market for any particular instrument at any time; and 4) the potential of counterparty default.

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

3. Repurchase Agreements

The Trust transfers uninvested cash balances into a single joint account, the daily aggregate balance of which is invested in one or more repurchase agreements collateralized by obligations of the U. S.Treasury or U.S. Government Agencies.The collateral is in the possession of the Trusts’ custodians and is evaluated daily to ensure that its market value exceeds the delivery value of the repurchase agreements at maturity.

The repurchase agreements that were executed by the joint account and outstanding as of June 30, 2003 are as follows:

Counterparty	Terms of Agreement	FaceValue	MarketValue	MaturityValue

Paine Webber, Inc.	1.13% due 7/1/03	$69,000,000	$69,000,000	$69,002,136
Lehman Brothers, Inc.	1.07% due 7/1/03	68,615,780	68,615,780	68,617,791
U.S. Bank NA	0.99% due 7/1/03	68,000,000	68,000,000	68,001,844
Morgan Stanley, Inc.	0.95% due 7/1/03	68,000,000	68,000,000	68,001,770

			$273,615,780	$273,623,541

As of June 30, 2003, the collateral for the repurchase agreements in the joint account was as follows:

Security Type	Range of Rates	Par Value	Market Value

U. S.Treasury Bonds	8.125%	$47,655,000	$69,988,096
Ginnie Mae	3.375%-7.950%	237,320,337	210,190,366

			$280,178,462

In the event of counterparty default, the Trust has the right to collect the collateral to offset losses incurred.There is potential loss to the Trust in the event the Trust is delayed or prevented from exercising its rights to dispose of the collateral securities, including the risk of a possible decline in the value of the underlying securities during the period while the Trust seeks to assert its rights.The Trust’s investment advisor, acting under the supervision of the Board of Trustees, reviews the value of the collateral and the credit worthiness of those banks and dealers with which the Trust enters into repurchase agreements to evaluate potential risks.

4. Fees and Other Transactions With Affiliates

Under the terms of an investment advisory contract, the Trust pays Rydex Global Advisors, an affiliated entity, investment advisory fees calculated at an annual percentage rate of 0.50% of the average daily net assets of the U.S. Government Money Market Fund and the U.S. Government Bond Fund, 0.75% of the average daily net assets of the Nova Fund, the Precious Metals Fund, and the OTC Fund, 0.85% of the average daily net assets of the Banking Fund, the Basic Materials Fund, the Biotechnology Fund, the Consumer Products Fund, the Electronics Fund, the Energy Fund, the Energy Services Fund, the Financial Services Fund, the Health Care Fund, the Internet Fund, the Leisure Fund, the Real Estate Fund, the Retailing Fund, the Technology Fund, the

SEMI-ANNUAL REPORT 153

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

Telecommunications Fund, the Transportation Fund, and the Utilities Fund, and 0.90% of the average daily net assets of the Ursa Fund, the Arktos Fund, the Titan 500 Fund, the Velocity 100 Fund, the Medius Fund, the Mekros Fund, the Juno Fund, the Large-Cap Europe Fund, the Large-Cap Japan Fund, and the Sector Rotation Fund. Certain officers and trustees of the Trust are also officers and directors of the Advisor. Rydex Fund Services Company, Inc. (the “Servicer”), an affiliated entity, provides transfer agent and administrative services to the Trust calculated at an annual percentage rate of 0.20% of the average daily net assets of the U.S. Government Money Market Fund and the U.S. Government Bond Fund; and at an annual percentage rate of 0.25% of the average daily net assets of the Nova Fund, the Ursa Fund, the OTC Fund, the Arktos Fund, the Titan 500 Fund, the Velocity 100 Fund, the Medius Fund, the Mekros Fund, the Juno Fund, the Large-Cap Europe Fund, the Large-Cap Japan Fund, the Sector Rotation Fund, the Banking Fund, the Basic Materials Fund, the Biotechnology Fund, the Consumer Products Fund, the Energy Fund, the Energy Services Fund, the Financial Services Fund, the Health Care Fund, the Internet Fund, the Leisure Fund, the Precious Metals Fund, the Real Estate Fund, the Technology Fund, the Transportation Fund, and the Utilities Fund.

The Servicer also provides accounting services to the Trust calculated at an annualized rate of 0.10% on the first $250 million of the average daily net assets, 0.075% on the next $250 million of the average daily net assets, 0.05% on the next $250 million of the average daily net assets, and 0.03% on the average daily net assets over $750 million of each of the funds.

Certain officers and trustees of the trust are also officers and directors of the Servicer.

The Servicer also provides other necessary services to the Trust, such as accounting and auditing services, legal services, custody, printing and mailing, etc., on a pass-through basis. Such expenses vary from Fund to Fund and are allocated to the Funds based on relative net assets or average net assets, as applicable.

The Trust has adopted an Investor Services Plan for which Rydex Distributors, Inc., an affiliated entity, and other firms that provide shareholder services (“Service Providers”) may receive compensation.The Trust will pay fees to Rydex Distributors, Inc. at an annual rate not to exceed 0.25% of average daily net assets. Rydex Distributors, Inc., in turn, will compensate Service Providers for providing such services, while retaining a portion of such payments to compensate it for shareholder services it performs. For the period ending June 30, 2003, Rydex Distributions, Inc. voluntarily waived service fees in the amount of $14,811 in the U.S. Government Money Market Fund.

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

5. Securities Transactions

During the period ended June 30, 2003, purchases and sales of investment securities, excluding short-term and temporary cash investments, were:

	U.S.
	Government
	Money
	Market	Nova	Ursa	OTC	Arktos
	Fund	Fund	Fund	Fund	Fund

Purchases	$—	$109,545,951	$—	$221,648,403	$—
Sales	$—	$104,977,353	$—	$208,863,370	$—

					U.S.
	Titan 500	Velocity 100	Medius	Mekros	Government
	Fund	Fund	Fund	Fund	Bond Fund

Purchases	$—	$—	$71,739,064	$54,603,942	$175,656,743
Sales	$—	$—	$69,761,141	$52,387,479	$184,692,015

		Large-Cap	Large-Cap	Sector
	Juno	Europe	Japan	Rotation	Banking
	Fund	Fund	Fund	Fund	Fund

Purchases	$—	$—	$—	$25,688,243	$39,632,095
Sales	$—	$—	$—	$22,665,466	$42,045,111

	Basic	Biotech-	Consumer
	Materials	nology	Products	Electronics	Energy
	Fund	Fund	Fund	Fund	Fund

Purchases	$19,284,598	$51,916,961	$28,338,753	$54,901,045	$44,864,435
Sales	$17,386,982	$47,426,625	$27,944,548	$53,642,343	$45,581,039

	Energy	Financial	Health
	Services	Services	Care	Internet	Leisure
	Fund	Fund	Fund	Fund	Fund

Purchases	$47,043,094	$57,978,396	$55,186,742	$33,871,885	$41,317,553
Sales	$47,905,183	$52,848,413	$49,313,373	$32,909,363	$40,586,017

	Precious	Real			Telecommu-
	Metals	Estate	Retailing	Technology	nications
	Fund	Fund	Fund	Fund	Fund

Purchases	$83,743,748	$42,167,444	$33,253,655	$68,727,065	$28,577,556
Sales	$93,260,923	$41,667,999	$26,136,295	$66,282,329	$28,662,585

	Trans-
	portation	Utilities
	Fund	Fund

Purchases	$18,410,145	$119,959,358
Sales	$20,792,062	$134,034,965

SEMI-ANNUAL REPORT 155

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

6.  Federal Income Tax Information

The Trust intends to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and will distribute all net investment income to its shareholders.Therefore, no Federal income tax provision is required.

Income and capital gain distributions are determined in accordance with federal income tax regulations, which may differ from accounting principles generally accepted in the United States.These differences are primarily due to differing treatments for futures and options transactions, foreign currency transactions, losses deferred due to wash sales, losses deferred due to post-October losses, and excise tax regulations.

Permanent book and tax basis differences, if any, relating to shareholder distributions will result in reclassifications to paid-in capital.This includes the utilization of earnings and profits distributed to shareholders on redemption of shares as part of the dividends paid deduction for income tax purposes, net operating losses not utilized during the current year, and differences in the treatment of certain notional principal contracts.These reclassifications have no effect on net assets or net asset values per share. Any taxable gain remaining at fiscal year end is distributed in the following year.

Tax Basis Unrealized Gain (Loss) on Investments and Distributions

At June 30, 2003, the cost of securities for federal income tax purposes, the aggregate gross unrealized gain for all securities for which there was an excess of value over tax cost and the aggregate gross unrealized loss for all securities for which there was an excess of tax cost over value were as follows:

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

			Tax	Tax	Net
		Tax	Unrealized	Unrealized	Unrealized
Fund		Cost	Gain	(Loss)	Gain/(Loss)
——––
U.S.Government Money
Market Fund		$341,157,040	$—	$—	$—
Nova Fund		35,489,293	6,040,963	(110,061)	5,930,902
Ursa Fund		44,403,490	63,297	(5,405)	57,892
OTC Fund		75,127,299	38,478,111	(27,008)	38,451,103
Arktos Fund		38,533,887	—	(870)	(870)
Titan 500 Fund		22,771,729	—	(95,725)	(95,725)
Velocity 100 Fund		9,090,855	—	(720)	(720)
Medius Fund		7,276,048	693,186	(19,971)	673,215
Mekros Fund		15,939,562	1,554,970	(187,798)	1,367,172
U.S.Government Bond Fund		18,058,496	836,764	—	836,764
Juno Fund		6,109,439	—	—	—
Large-Cap Europe Fund		5,127,053	—	—	—
Large-Cap Japan Fund		7,999,190	—	—	—
Sector Rotation Fund		10,141,389	665,723	(197,254)	468,469
Banking Fund		2,477,777	537,260	(740)	536,520
Basic Materials Fund		2,348,332	345,023	—	345,023
Biotechnology Fund		8,059,848	1,514,141	(65,068)	1,449,073
Consumer Products Fund		6,219,817	714,811	(32,563)	682,248
Electronics Fund		5,414,634	1,038,987	(12,534)	1,026,453
Energy Fund		5,748,520	425,319	(6,716)	418,603
Energy Services Fund		3,203,187	370,054	(3,040)	367,016
Financial Services Fund		6,813,928	838,187	(22,042)	816,145
Health Care Fund		11,056,023	1,159,536	(66,433)	1,093,103
Internet Fund		4,154,375	930,434	(13,061)	917,373
Leisure Fund		2,763,437	453,641	(8,658)	444,983
Precious Metals Fund		23,675,974	2,766,203	(19,193)	2,747,010
Real Estate Fund		2,844,553	276,474	(189)	276,285
Retailing Fund		10,284,385	1,229,454	(32,650)	1,196,804
Technology Fund		8,214,509	1,640,166	(46,910)	1,593,256
Telecommunications Fund	. .	5,747,117	574,239	(8,721)	565,518
Transportation Fund		3,480,160	513,136	(21,525)	491,611
Utilities Fund		8,407,051	3,001,007	(1,222)	2,999,785

Post-October Losses Deferred

Pursuant to federal income tax regulations applicable to investment companies, the fund has elected to treat net capital losses realized between November 1 and December 31 of each year as occurring on the first day of the following tax year. For the year ended December 31, 2002, $83,391, $228,663, $491,313 and $637,389 of realized capital losses reflected in the accompanying financial statements were recognized for federal income tax purposes in 2003 for Medius Fund,Titan 500 Fund, Mekros Fund and Velocity 100 Fund respectively.

SEMI-ANNUAL REPORT 157

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

7. Share Transactions

The Trust is authorized to distribute an unlimited number of shares.Transactions in shares for the period ended June 30, 2003, were:

	U.S. Government
	Money Market	Nova	Ursa	OTC	Arktos
	Fund	Fund	Fund	Fund	Fund

Shares Purchased	1,642,445,928	40,582,162	40,264,994	30,445,649	9,338,525
Purchased through
Dividend Reinvestment	30,036	—	—	—	—

Total Purchased	1,642,475,964	40,582,162	40,264,994	30,445,649	9,338,525
Shares Redeemed	(1,558,669,016)	(39,968,316)	(37,978,571)	(28,622,729)	(8,317,041)

Net Shares Purchased	83,806,948	613,846	2,286,423	1,822,920	1,021,484

					U.S.
				Government
	Titan 500	Velocity 100	Medius	Mekros	Bond
	Fund	Fund	Fund	Fund	Fund

Shares Purchased	6,430,250	9,632,805	4,790,312	7,223,420	14,170,903
Purchased through
Dividend Reinvestment	—	—	—	—	49,656

Total Purchased	6,430,250	9,632,805	4,790,312	7,223,420	14,220,559
Shares Redeemed	(5,490,667)	(9,333,523)	(4,869,321)	(7,151,790)	(14,643,948)

Net Shares Purchased
(Redeemed)	939,583	299,282	(79,009)	71,630	(423,389)

		Large-Cap	Large-Cap	Sector
	Juno	Europe	Japan	Rotation	Banking
	Fund*	Fund	Fund	Fund	Fund

Shares Purchased	823,866	3,146,330	5,355,170	1,561,017	1,578,087
Purchased through
Dividend Reinvestment	—	—	—	—	—

Total Purchased	823,866	3,146,330	5,355,170	1,561,017	1,578,087
Shares Redeemed	(422,274)	(3,008,761)	(5,245,291)	(1,275,060)	(1,672,222)

Net Shares Purchased
(Redeemed)	401,592	137,569	109,879	285,957	(94,135)

	Basic	Biotech-	Consumer	Elec-
	Materials	nology	Products	tronics	Energy
	Fund	Fund	Fund	Fund	Fund

Shares Purchased	969,311	3,745,429	1,176,820	5,494,130	2,564,094
Purchased through
Dividend Reinvestment	—	—	—	—	—

Total Purchased	969,311	3,745,429	1,176,820	5,494,130	2,564,094
Shares Redeemed	(899,013)	(3,449,454)	(1,180,408)	(5,339,475)	(2,646,516)

Net Shares Purchased
(Redeemed)	70,298	295,975	(3,588)	154,655	(82,422)

* Since the commencement of operations; May 1, 2003 — Juno Fund.

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

	Energy	Financial	Health
	Services	Services	Care	Internet	Leisure
	Fund	Fund	Fund	Fund	Fund

Shares Purchased	3,249,978	2,815,505	2,897,641	3,606,535	2,697,730
Purchased through
Dividend Reinvestment	—	—	—	—	—

Total Purchased	3,249,978	2,815,505	2,897,641	3,606,535	2,697,730
Shares Redeemed	(3,323,391)	(2,575,055)	(2,591,475)	(3,577,084)	(2,643,585)

Net Shares Purchased
(Redeemed)	(73,413)	240,450	306,166	29,451	54,145

	Precious	Real			Telecom-
	Metals	Estate	Retailing	Technology	munications
	Fund	Fund	Fund	Fund	Fund

Shares Purchased	14,953,459	1,789,333	1,670,802	6,583,333	2,104,084
Purchased through
Dividend Reinvestment	—	—	—	—	—

Total Purchased	14,953,459	1,789,333	1,670,802	6,583,333	2,104,084
Shares Redeemed	(16,619,221)	(1,755,342)	(1,287,610)	(6,295,160)	(2,148,485)

Net Shares Purchased
(Redeemed)	(1,665,762)	33,991	383,192	288,173	(44,401)

	Trans-
	portation	Utilities
	Fund	Fund

Shares Purchased	943,166	9,251,853
Purchased through
Dividend Reinvestment	—	—

Total Purchased	943,166	9,251,853
Shares Redeemed	(1,063,069)	(10,365,964)

Net Shares Redeemed	(119,903)	(1,114,111)

Transactions in shares for the period ended December 31, 2002 were:

	U.S. Government
	Money Market	Nova	Ursa	OTC	Arktos
	Fund	Fund	Fund	Fund	Fund

Shares Purchased	3,440,863,455	57,568,644	50,533,155	27,863,909	13,532,953
Purchased through
Dividend Reinvestment	712,694	469,186	45,514	—	5,668

Total Purchased	3,441,576,149	58,037,830	50,578,669	27,863,909	13,538,621
Shares Redeemed	(3,279,138,643)	(58,506,486)	(48,817,139)	(30,415,304)	(13,119,984)

Net Shares Purchased
(Redeemed)	162,437,506	(468,656)	1,761,530	(2,551,395)	418,637

SEMI-ANNUAL REPORT 159

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

					U.S.
				Government
	Titan 500	Velocity 100	Medius	Mekros	Bond
	Fund	Fund	Fund	Fund	Fund

Shares Purchased	5,614,574	17,580,327	4,829,534	5,944,900	10,296,483
Purchased through
Dividend Reinvestment	324	—	6,641	7,940	53,942

Total Purchased	5,614,898	17,580,327	4,836,175	5,952,840	10,350,425
Shares Redeemed	(5,493,465)	(17,311,299)	(4,482,904)	(5,576,201)	(8,820,404)

Net Shares Purchased	121,433	269,028	353,271	376,639	1,530,021

	Large-Cap	Large-Cap	Sector		Basic
	Europe	Japan	Rotation	Banking	Materials
	Fund	Fund	Fund*	Fund	Fund

Shares Purchased	4,255,114	6,275,811	1,882,283	2,995,755	1,738,691
Purchased through
Dividend Reinvestment	3,414	504	—	396	300

Total Purchased	4,258,528	6,276,315	1,882,283	2,996,151	1,738,991
Shares Redeemed	(4,147,869)	(6,109,370)	(1,022,426)	(2,820,462)	(1,734,615)

Net Shares Purchased	110,659	166,945	859,857	175,689	4,376

	Biotech-	Consumer	Elec-		Energy
	nology	Products	tronics	Energy	Services
	Fund	Fund	Fund	Fund	Fund

Shares Purchased	5,157,807	1,758,277	4,902,798	2,374,285	4,220,444
Purchased through
Dividend Reinvestment	465	379	1,908	—	7,597

Total Purchased	5,158,272	1,758,656	4,904,706	2,374,285	4,228,041
Shares Redeemed	(4,971,735)	(1,557,646)	(4,532,434)	(2,157,819)	(4,007,575)

Net Shares Purchased	186,537	201,010	372,272	216,466	220,466

	Financial	Health			Precious
	Services	Care	Internet	Leisure	Metals
	Fund	Fund	Fund	Fund	Fund

Shares Purchased	3,393,441	4,343,805	3,705,923	2,386,197	28,155,111
Purchased through
Dividend Reinvestment	961	709	—	—	—

Total Purchased	3,394,402	4,344,514	3,705,923	2,386,197	28,155,111
Shares Redeemed	(3,367,403)	(4,108,372)	(3,347,741)	(2,299,942)	(22,858,512)

Net Shares Purchased	26,999	236,142	358,182	86,255	5,296,599

* Since the commencement of Operations: May 1, 2002.

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

	Real			Telecom-	Trans-
	Estate	Retailing	Technology	munications	portation
	Fund	Fund	Fund	Fund	Fund

Shares Purchased	664,541	1,722,299	5,039,265	1,766,095	1,711,214
Purchased through
Dividend Reinvestment	1,381	2,327	19,332	—	—

Total Purchased	665,922	1,724,626	5,058,597	1,766,095	1,711,214
Shares Redeemed	(596,027)	(1,641,565)	(4,618,013)	(1,336,109)	(1,440,215)

Net Shares Purchased	69,895	83,061	440,584	429,986	270,999

Utilities
Fund

Shares Purchased	6,694,705
Purchased through
Dividend Reinvestment	275

Total Purchased	6,694,980
Shares Redeemed	(4,797,389)

Net Shares Purchased	1,897,591

Transactions in dollars for the period ended June 30, 2003 were:

	U.S. Government
	Money Market	Nova	Ursa	OTC	Arktos
	Fund	Fund	Fund	Fund	Fund

Shares Purchased	$1,645,352,439	$212,070,662	$297,435,395	$297,311,231	$323,804,551
Purchased through
Dividend Reinvestment	30,039	—	—	—	—

Total Purchased	1,645,382,478	212,070,662	297,435,395	297,311,231	323,804,551
Shares Redeemed	(1,561,575,529)	(209,980,447)	(279,523,426)	(278,149,398)	(288,260,371)

Net Change	$83,806,949	$2,090,215	$17,911,969	$19,161,833	$35,544,180

					U.S.
					Government
	Titan 500	Velocity 100	Medius	Mekros	Bond
	Fund	Fund	Fund	Fund	Fund

Shares Purchased	$106,383,523	$134,264,032	$87,367,268	$149,742,973	$188,939,046
Purchased through
Dividend Reinvestment	—	—	—	—	658,241

Total Purchased	106,383,523	134,264,032	87,367,268	149,742,973	189,597,287
Shares Redeemed	(90,142,881)	(128,384,878)	(89,686,059)	(154,418,498)	(196,511,290)

Net Change	$16,240,642	$5,879,154	$(2,318,791)	$(4,675,525)	$(6,914,003)

SEMI-ANNUAL REPORT 161

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

		Large-Cap	Large-Cap	Sector
	Juno	Europe	Japan	Rotation	Banking
	Fund*	Fund	Fund	Fund	Fund

Shares Purchased	$19,259,583	$62,496,384	$95,831,186	$12,818,254	$40,267,041
Purchase through Dividend
Reinvestment	—	—	—	—	—

Total Purchased	19,259,583	62,496,384	95,831,186	12,818,254	40,267,041
Shares Redeemed	(9,861,502)	(61,915,778)	(91,459,069)	(10,041,144)	(42,810,075)

Net Change	$9,398,081	$580,606	$4,372,117	$2,777,110	$(2,543,034)

	Basic	Biotech-	Consumer
	Materials	nology	Products	Electronics	Energy
	Fund	Fund	Fund	Fund	Fund

Shares Purchased	$20,090,908	$54,696,132	$28,941,791	$58,599,282	$47,028,559
Purchase through Dividend
Reinvestment	—	—	—	—	—

Total Purchased	20,090,908	54,696,132	28,941,791	58,599,282	47,028,559
Shares Redeemed	(18,386,355)	(49,951,956)	(28,945,193)	(56,442,893)	(48,380,896)

Net Change	$1,704,553	$4,744,176	$(3,402)	$2,156,389	$(1,352,337)

	Energy	Financial	Health
	Services	Services	Care	Internet	Leisure
	Fund	Fund	Fund	Fund	Fund

Shares Purchased	$48,265,590	$59,517,806	$57,581,845	$35,915,487	$41,554,799
Purchase through Dividend
Reinvestment	—	—	—	—	—

Total Purchased	48,265,590	59,517,806	57,581,845	35,915,487	41,554,799
Shares Redeemed	(49,059,487)	(53,513,658)	(51,108,649)	(34,869,151)	(40,780,191)

Net Change	$(793,897)	$6,004,148	$6,473,196	$1,046,336	$774,608

	Precious	Real			Telecom-
	Metals	Estate	Retailing	Technology	munications
	Fund	Fund	Fund	Fund	Fund

Shares Purchased	$98,964,849	$44,656,281	$33,797,000	$71,053,732	$30,556,705
Purchase through Dividend
Reinvestment	—	—	—	—	—

Total Purchased	98,964,849	44,656,281	33,797,000	71,053,732	30,556,705
Shares Redeemed	(109,011,689)	(44,389,033)	(25,826,788)	(68,317,737)	(30,593,890)

Net Change	$(10,046,840)	$267,248	$7,970,212	$2,735,995	$(37,185)

	Trans-
	portation	Utilities
	Fund	Fund

Shares Purchased	19,565,223	$121,502,443
Purchase through Dividend
Reinvestment	—	—

Total Purchased	19,565,223	121,502,443
Shares Redeemed	(22,121,028)	(135,325,364)

Net Change	$(2,555,805)	$(13,822,921)

* Since the commencement of Operations: May 1, 2003 — Juno Fund.

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

Transactions in dollars for the period ended December 31, 2002 were:

	U.S.
	Government
	Money
	Market	Nova	Ursa	OTC	Arktos
	Fund	Fund	Fund	Fund	Fund

Shares Purchased	$3,440,863,455	$384,057,478	$364,596,570	$290,979,771	$499,417,217
Purchased through
Dividend Reinvestment	712,694	2,528,913	348,637	—	249,439

Total Purchased	3,441,576,149	386,586,391	364,945,207	290,979,771	499,666,656
Shares Redeemed	(3,279,138,643)	(387,835,941)	(349,531,193)	(316,549,223)	(481,821,745)

Net Change	$162,437,506	$(1,249,550)	$15,414,014	$(25,569,452)	$17,844,911

					U.S.
					Government
	Titan 500	Velocity 100	Medius	Mekros	Bond
	Fund	Fund	Fund	Fund	Fund

Shares Purchased	$105,443,899	$311,148,647	$111,443,802	$145,838,088	$124,001,378
Purchased through
Dividend Reinvestment	5,447	—	124,717	180,469	648,076

Total Purchased	105,449,346	311,148,647	111,568,519	146,018,557	124,649,454
Shares Redeemed	(102,990,989)	(303,472,596)	(104,209,068)	(139,069,027)	(107,302,493)

Net Change	$2,458,357	$7,676,051	$7,359,451	$6,949,530	$17,346,961

	Large-Cap	Large-Cap	Sector		Basic
	Europe	Japan	Rotation	Banking	Materials
	Fund	Fund	Fund*	Fund	Fund

Shares Purchased	$94,732,057	$136,176,034	$16,794,037	$79,602,120	$40,996,771
Purchased through
Dividend Reinvestment	67,493	10,127	—	10,488	6,585

Total Purchased	94,799,550	136,186,161	16,794,037	79,612,608	41,003,356
Shares Redeemed	(91,735,196)	(131,816,764)	(8,400,314)	(74,747,275)	(40,067,237)

Net Change	$3,064,354	$4,369,397	$8,393,723	$4,865,333	$936,119

		Consumer	Elec-		Energy
	Biotechnology	Products	tronics	Energy	Services
	Fund	Fund	Fund	Fund	Fund

Shares Purchased	$85,553,170	$45,226,198	$72,279,956	$45,033,585	$70,873,409
Purchased through
Dividend Reinvestment	6,158	9,582	20,087	—	99,830

Total Purchased	85,559,328	45,235,780	72,300,043	45,033,585	70,973,239
Shares Redeemed	(81,770,261)	(39,825,588)	(66,898,619)	(41,250,391)	(66,635,457)

Net Change	$3,789,067	$5,410,192	$5,401,424	$3,783,194	$4,337,782

* Since the commencement of Operations: May 1, 2002—Sector Rotation Fund.

SEMI-ANNUAL REPORT 163

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

	Financial	Health			Precious
	Services	Care	Internet	Leisure	Metals
	Fund	Fund	Fund	Fund	Fund

Shares Purchased	$76,156,255	$87,359,263	$40,389,729	$43,457,219	$179,139,242
Purchased through
Dividend Reinvestment	20,507	13,492	—	—	—

Total Purchased	76,176,762	87,372,755	40,389,729	43,457,219	179,139,242
Shares Redeemed	(74,111,904)	(82,393,772)	(37,392,087)	(41,266,993)	(144,062,221)

Net Change	$2,064,858	$4,978,983	$2,997,642	$2,190,226	$35,077,021

				Telecom-	Trans-
	Real Estate	Retailing	Technology	munications	portation
	Fund	Fund	Fund	Fund	Fund

Shares Purchased	$17,498,873	$39,187,335	$54,578,686	$24,667,781	$39,601,850
Purchased through
Dividend Reinvestment	34,196	47,670	185,003	—	—

Total Purchased	17,533,069	39,235,005	54,763,689	24,667,781	39,601,850
Shares Redeemed	(15,690,233)	(37,704,866)	(51,557,922)	(18,845,674)	(33,621,711)

Net Change	$1,842,836	$1,530,139	$3,205,767	$5,822,107	$5,980,139

Utilities
Fund

Shares Purchased	$91,615,245
Purchased through
Dividend Reinvestment	3,534

Total Purchased	91,618,779
Shares Redeemed	(65,381,474)

Net Change	$26,237,305

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

8. Net Assets

At June 30, 2003, net assets consisted of:

U.S. Government
Money Market		Nova	Ursa	OTC	Arktos
Fund		Fund	Fund	Fund	Fund

Paid-In-Capital	$342,658,766	$166,709,113	$56,491,353	$517,301,851	$60,325,358
Undistributed Net
Investment Income (Loss)	102,288	11,664	(111,975)	(557,097)	339,486
Accumulated Net Realized
(Loss) on Investments	(1,513)	(127,703,216)	(10,525,007)	(430,950,611)	(10,719,094)
Net Unrealized Appreciation
on Investments, Equity
Index Swaps, Options and
Futures Contracts	—	3,607,522	1,259,532	27,943,609	373,777

Net Assets	$342,759,541	$42,625,083	$47,113,903	$113,737,752	$50,319,527

					U.S.
					Government
	Titan 500	Velocity 100	Medius	Mekros	Bond
	Fund	Fund	Fund	Fund	Fund

Paid-In-Capital	$18,993,568	$10,479,423	$5,630,437	$10,728,465	$16,547,965
Undistributed Net
Investment Income (Loss)	(29,776)	(26,490)	(18,697)	(65,133)	3,240
Accumulated Net Realized
Gain (Loss) on Investments	2,440,338	(722,440)	(193,926)	5,035,751	3,308,020
Net Unrealized Appreciation
(Depreciation) on
Investments, Equity Index
Swaps, Options and
Futures Contracts	(838,065)	(43,814)	811,389	1,703,280	853,091

Net Assets	$20,566,065	$9,686,679	$6,229,203	$17,402,363	$20,712,316

		Large-Cap	Large-Cap	Sector
	Juno	Europe	Japan	Rotation	Banking
	Fund	Fund	Fund	Fund	Fund

Paid-In-Capital	$9,398,081	$3,665,755	$7,953,729	$11,164,273	$3,070,647
Undistributed Net
Investment Income (Loss)	(3,350)	(30,810)	(21,713)	(1,052)	77,914
Accumulated Net Realized
Gain (Loss) on Investments	(134,103)	3,272,463	(2,081,089)	(1,739,225)	(519,213)
Net Unrealized Appreciation
(Depreciation) on
Investments, Equity Index
Swaps, Options and
Futures Contracts	226,241	(491,799)	(217,239)	502,751	319,188

Net Assets	$9,486,869	$6,415,609	$5,633,688	$9,926,747	$2,948,536

SEMI-ANNUAL REPORT 165

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

	Basic	Biotech-	Consumer	Elec-
	Materials	nology	Products	tronics	Energy
	Fund	Fund	Fund	Fund	Fund

Paid-In-Capital	$3,762,042	$10,538,262	$6,688,851	$9,033,814	$4,835,361
Undistributed Net
Investment Income (Loss)	11,251	(51,818)	10,901	(42,334)	15,902
Accumulated Net Realized
Loss on Investments	(1,491,027)	(2,847,422)	(887,446)	(2,849,055)	(537,696)
Net Unrealized Appreciation
on Investments, Equity
Index Swaps, Options
and Futures Contracts	143,831	1,901,844	777,254	1,114,551	372,653

Net Assets	$2,426,097	$9,540,866	$6,589,560	$7,256,976	$4,686,220

	Energy	Financial	Health
	Services	Services	Care	Internet	Leisure
	Fund	Fund	Fund	Fund	Fund

Paid-In-Capital	$5,030,649	$10,626,108	$12,558,050	$5,320,342	$4,173,031
Undistributed Net Investment
Income (Loss)	(23,685)	34,831	(39,810)	(33,270)	(13,434)
Accumulated Net Realized
Loss on Investments	(1,854,960)	(2,883,727)	(1,363,327)	(1,188,579)	(1,220,704)
Net Unrealized Appreciation
on Investments, Equity
Index Swaps, Options
and Futures Contracts	463,494	658,043	1,468,627	1,029,492	273,666

Net Assets	$3,615,498	$8,435,255	$12,623,540	$5,127,985	$3,212,559

	Precious	Real			Telecom-
	Metals	Estate	Retailing	Technology	munications
	Fund	Fund	Fund	Fund	Fund

Paid-In-Capital	$28,252,961	$2,269,230	$11,390,899	$7,073,581	$6,245,975
Undistributed Net Investment
Income (Loss)	(1,651)	146,053	(28,277)	(61,828)	6,253
Accumulated Net Realized
Gain (Loss) on Investments	(5,734,869)	362,733	(578,437)	1,358,456	(609,021)
Net Unrealized Appreciation
on Investments, Equity
Index Swaps, Options
and Futures Contracts	3,834,564	249,485	1,415,792	1,582,266	630,338

Net Assets	$26,351,005	$3,027,501	$12,199,977	$9,952,475	$6,273,545

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

	Transportation	Utilities
	Fund	Fund

Paid-In-Capital	$3,929,954	$13,454,354
Undistributed Net Investment
Income (Loss)	(11,088)	350,348
Accumulated Net Realized
Loss on Investments	(414,272)	(3,370,890)
Net Unrealized Appreciation
on Investments, Equity
Index Swaps, Options
and Futures Contracts	334,220	1,627,253

Net Assets	$3,838,814	$12,061,065

SEMI-ANNUAL REPORT 167

NOTES TO FINANCIAL STATEMENTS (Unaudited) (concluded)

9. Portfolio Securities Loaned

The Trust lends its securities to approved brokers to earn additional income.Within this arrangement, the Trust acts as the lender, U.S. Bank acts as the agent, and other approved registered broker dealers act as the borrowers.The Trust receives cash collateral, valued at 102% of the value of the securities on loan, which is initially held in a segregated account at U.S. Bank. As agent, U.S. Bank may, for investment purposes, pool the Trust’s collateral in joint accounts with cash collateral from one or more other securities lending customers of U.S. Bank. Under the terms of the Trust’s securities lending agreement with U.S. Bank, cash collateral may be invested by U.S. Bank in certain high quality, liquid investments. At June 30, 2003, the pooled cash collateral investments consisted of commercial paper (85.79%), fixed income notes (11.10%), and mutual funds (3.11%). Collateral is maintained over the life of the loan in an amount not less than the value of loaned securities, as determined at the close of fund business each day; any additional collateral required due to changes in security values is delivered to the fund the next business day.The Trust holds the cash collateral in a segregated account at its custodian bank. Although the collateral mitigates risk, the Trust could experience a delay in recovering its securities and a possible loss of income or value if the borrower fails to return the securities.The Trust has the right under the securities lending agreement to recover the securities from the borrower on demand.

At June 30, 2003 the following funds participated in securities lending and received cash collateral:

		Value of
	Cash	Securities
Fund	Collateral	Loaned

Rydex Variable OTC Fund	$41,293,864	$39,561,430

10. Subsequent Events

Additional Funds Available

The Trust registered two new funds prior to June 30, 2003. Shares in the Clermont Fund and Amerigo Fund became available for investment in July 2003.

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SEMI-ANNUAL REPORT 169

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Item 2. Code of Ethics.

Not applicable at this time.

Item 3. Audit Committee Financial Expert.

Not applicable at this time.

Item 4. Principal Accountant Fees and Services.

Not applicable at this time.

Items 5-6. [Reserved]

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. [Reserved]

Item 9. Controls and Procedures.

(a) There were no significant deficiencies in the design or operation of the internal controls of the Trust or PADCO Advisors, Inc., the investment advisor and manager of the Trust which would have adversely affected the ability of the Trust, or PADCO Advisors, Inc. on behalf of the Trust, to record, process, summarize, and report the subject matter contained in this Report, and PADCO Advisors, Inc. has identified no material weaknesses in such internal controls on behalf of the Trust.

There was no fraud, whether or not material, involving officers or employees of PADCO Advisors, Inc., Rydex Distributors, Inc., or the Trust who have a significant role in the Trust’s internal controls that has come to the attention of PADCO Advisors, Inc. or the officers of the Trust.

(b) There were no significant changes in PADCO Advisors, Inc.’s internal controls that apply to the Trust or in other factors with respect to the Trust that could significantly affect the Trust’s or PADCO Advisors, Inc.’s internal controls during the period covered by this Form N-CSR, and no corrective actions with regard to significant deficiencies or material weaknesses were taken by the Trust or PADCO Advisors, Inc. during such period.

Item 10. Exhibits.

(a) Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy the Item 2 requirements through filing of an exhibit: Not applicable at this time.

(b) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2 under the Act (17 CFR 270.30a-2) in the exact form set forth below: Attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)       Rydex Variable Trust

By (Signature and Title)*      /s/ Albert P. Viragh, Jr.
                                                Albert P. Viragh, Jr., President

Date       August 22, 2003

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*      /s/ Albert P. Viragh, Jr.
                                                Albert P. Viragh, Jr., President

Date       August 22, 2003

By (Signature and Title)*      /s/ Carl G. Verboncoeur
                                                Carl G. Verboncoeur, Vice President & Treasurer

Date       August 22, 2003

* Print the name and title of each signing officer under his or her signature.